UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodlands Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2019

Item 1.    Reports to Stockholders

This filing is on behalf of five of the sixty Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2019

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”) for the reporting period ended December 31, 2019.

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE December 31, 2019

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2019 and held until December 31, 2019. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2019”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2019” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2019

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2019	Ending Account Value Using Actual Return at December 31, 2019	Expenses Paid During the Six Months Ended December 31, 2019*	Beginning Account Value at July 1, 2019	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2019	Expenses Paid During the Six Months Ended December 31, 2019*	Annualized Expense Ratio*
SA American Funds Asset Allocation
Class 1 #@	$1,000.00	$1,082.51	$1.42	$1,000.00	$1,023.84	$1.38	0.27%
Class 3 #@	$1,000.00	$1,081.14	$2.73	$1,000.00	$1,022.58	$2.65	0.52%
SA American Funds Global Growth
Class 1 #@	$1,000.00	$1,115.08	$1.49	$1,000.00	$1,023.79	$1.43	0.28%
Class 3 #@	$1,000.00	$1,114.47	$2.82	$1,000.00	$1,022.53	$2.70	0.53%
SA American Funds Growth
Class 1 #@	$1,000.00	$1,121.58	$1.50	$1,000.00	$1,023.79	$1.43	0.28%
Class 3 #@	$1,000.00	$1,119.72	$2.83	$1,000.00	$1,022.53	$2.70	0.53%
SA American Funds Growth-Income
Class 1 #@	$1,000.00	$1,087.31	$1.53	$1,000.00	$1,023.74	$1.48	0.29%
Class 3 #@	$1,000.00	$1,085.66	$2.84	$1,000.00	$1,022.48	$2.75	0.54%
SA American Funds VCP Managed Allocation
Class 1 #@	$1,000.00	$1,068.47	$1.41	$1,000.00	$1,023.84	$1.38	0.27%
Class 3 #@	$1,000.00	$1,066.95	$2.71	$1,000.00	$1,022.58	$2.65	0.52%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2019” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2019” and the “Annualized Expense Ratio” would have been lower.

@

Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2019” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2019 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	48,910,520	$1,176,298,009

TOTAL INVESTMENTS (cost $1,096,521,577)@	100.1%	1,176,298,009
Liabilities in excess of other assets	(0.1)	(595,940)

NET ASSETS	100.0%	$1,175,702,069

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,176,298,009	$—	$—	$1,176,298,009

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO PROFILE — December 31, 2019 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	12,009,320	$391,143,565

TOTAL INVESTMENTS (cost $321,534,840)@	100.1%	391,143,565
Liabilities in excess of other assets	(0.1)	(243,875)

NET ASSETS	100.0%	$390,899,690

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$391,143,565	$—	$—	$391,143,565

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

7

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO PROFILE — December 31, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series ® — Growth Fund, Class 1	4,656,720	$378,218,791

TOTAL INVESTMENTS (cost $330,093,886)@	100.1%	378,218,791
Liabilities in excess of other assets	(0.1)	(236,077)

NET ASSETS	100.0%	$377,982,714

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$378,218,791	$—	$—	$378,218,791

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

9

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO PROFILE — December 31, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,639,993	$286,004,046

TOTAL INVESTMENTS (cost $255,278,974)@	100.1%	286,004,046
Liabilities in excess of other assets	(0.1)	(185,966)

NET ASSETS	100.0%	$285,818,080

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$286,004,046	$—	$—	$286,004,046

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

11

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2019 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies — 100.1%
American Funds Insurance Series® — Managed Risk Growth-Income Fund, Class P1	144,146,713	$1,983,458,771

TOTAL INVESTMENTS (cost $1,705,545,397)@	100.1%	1,983,458,771
Liabilities in excess of other assets	(0.1)	(1,005,031)

NET ASSETS	100.0%	$1,982,453,740

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,983,458,771	$—	$—	$1,983,458,771

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
ASSETS:
Investment at value (unaffiliated)*	$1,176,298,009	$391,143,565	$378,218,791	$286,004,046	$1,983,458,771
Receivable for:
Fund shares sold	321,410	—	—	—	—
Investments sold	1,340,342	18,356,788	12,519,276	3,289,900	22,424,326
Prepaid expenses and other assets	7,104	5,788	5,649	5,453	9,412
Due from investment adviser for expense reimbursements/fee waivers	587,391	239,113	195,309	144,774	1,175,295

Total assets	1,178,554,256	409,745,254	390,939,025	289,444,173	2,007,067,804

LIABILITIES:
Payable for:
Fund shares redeemed	1,661,752	18,356,788	12,519,276	3,289,900	22,424,326
Investment advisory and management fees	832,137	324,511	276,687	205,097	1,595,043
Service fees	243,846	85,350	81,347	60,294	419,698
Transfer agent fees	244	240	327	327	221
Trustees’ fees and expenses	2,851	2,267	1,750	1,476	8,721
Other accrued expenses	111,357	76,408	76,924	68,999	166,055

Total liabilities	2,852,187	18,845,564	12,956,311	3,626,093	24,614,064

NET ASSETS	$1,175,702,069	$390,899,690	$377,982,714	$285,818,080	$1,982,453,740

NET ASSETS REPRESENTED BY:
Paid-in capital	1,096,039,981	314,449,748	281,597,859	219,776,828	1,699,929,146
Total accumulated earnings (loss)	79,662,088	76,449,942	96,384,855	66,041,252	282,524,594

NET ASSETS	$1,175,702,069	$390,899,690	$377,982,714	$285,818,080	$1,982,453,740

Class 1 (unlimited shares authorized):
Net assets	$4,319,839	$246,308	$160,066	$158,707	$130,014
Shares of beneficial interest issued and outstanding	293,612	22,515	13,333	13,252	8,778
Net asset value, offering and redemption price per share	$14.71	$10.94	$12.01	$11.98	$14.81

Class 3 (unlimited shares authorized):
Net assets	$1,171,382,230	$390,653,382	$377,822,648	$285,659,373	$1,982,323,726
Shares of beneficial interest issued and outstanding	79,715,775	35,689,159	31,511,840	23,927,440	134,010,742
Net asset value, offering and redemption price per share	$14.69	$10.95	$11.99	$11.94	$14.79

*Cost
Investment securities (unaffiliated)	$1,096,521,577	$321,534,840	$330,093,886	$255,278,974	$1,705,545,397

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$22,953,148	$5,074,576	$3,489,120	$5,092,352	$11,708,265

Total investment income	22,953,148	5,074,576	3,489,120	5,092,352	11,708,265

EXPENSES:
Investment advisory and management fees	8,333,273	3,637,280	2,911,565	2,255,347	17,534,253
Service fees	2,444,805	956,772	856,150	663,108	4,613,743
Transfer agent fees	847	1,011	1,084	1,084	850
Custodian and accounting fees	13,120	13,145	13,098	13,133	13,091
Reports to shareholders	109,331	56,030	53,434	44,724	327,709
Audit and tax fees	27,871	27,871	27,871	27,871	27,871
Legal fees	13,236	9,520	8,764	8,608	69,046
Trustees’ fees and expenses	22,582	9,705	8,380	6,617	45,033
Interest expense	—	13	—	—	—
Other expenses	37,428	34,640	37,407	31,290	52,306

Total expenses before fee waivers and expense reimbursements	11,002,493	4,745,987	3,917,753	3,051,782	22,683,902

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(5,882,310)	(2,680,101)	(2,055,222)	(1,592,010)	(12,919,976)

Net expenses	5,120,183	2,065,886	1,862,531	1,459,772	9,763,926

Net investment income (loss)	17,832,965	3,008,690	1,626,589	3,632,580	1,944,339

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	4,797,358	28,003,531	14,373,720	9,553,708	8,150,638
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffliated)	48,400,769	20,945,691	34,864,375	26,043,256	17,303,904

Net realized gain (loss) on investments	53,198,127	48,949,222	49,238,095	35,596,964	25,454,542

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	110,621,498	62,726,695	40,453,808	21,535,910	283,553,888

Net realized and unrealized gain (loss) on investments	163,819,625	111,675,917	89,691,903	57,132,874	309,008,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$181,652,590	$114,684,607	$91,318,492	$60,765,454	$310,952,769

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Asset Allocation Portfolio		SA American Funds Global Growth Portfolio		SA American Funds Growth Portfolio
	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,832,965	$11,643,804	$3,008,690	$1,455,010	$1,626,589	$467,374
Net realized gain (loss) on investments	53,198,127	30,615,854	48,949,222	53,389,320	49,238,095	52,835,224
Net unrealized gain (loss) on investments	110,621,498	(85,420,834)	62,726,695	(88,215,937)	40,453,808	(51,046,007)

Net increase (decrease) in net assets resulting from operations	181,652,590	(43,161,176)	114,684,607	(33,371,607)	91,318,492	2,256,591

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(271,331)	(69,708)	(25,901)	(28,781)	(315)	(109,469)
Distributable earnings — Class 3	(70,044,680)	(65,164,367)	(46,412,353)	(85,129,035)	(1,646,049)	(99,439,357)

Total distributions to shareholders	(70,316,011)	(65,234,075)	(46,438,254)	(85,157,816)	(1,646,364)	(99,548,826)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	273,639,381	350,585,083	(30,883,101)	32,526,086	(17,249,591)	51,994,160

TOTAL INCREASE (DECREASE) IN NET ASSETS	384,975,960	242,189,832	37,363,252	(86,003,337)	72,422,537	(45,298,075)

NET ASSETS:
Beginning of period	790,726,109	548,536,277	353,536,438	439,539,775	305,560,177	350,858,252

End of period	$1,175,702,069	$790,726,109	$390,899,690	$353,536,438	$377,982,714	$305,560,177

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Growth-Income Portfolio		SA American Funds VCP Managed Allocation Portfolio
	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,632,580	$2,957,718	$1,944,339	$22,798,710
Net realized gain (loss) on investments	35,596,964	35,843,239	25,454,542	78,332,611
Net unrealized gain (loss) on investments	21,535,910	(42,126,160)	283,553,888	(193,244,936)

Net increase (decrease) in net assets resulting from operations	60,765,454	(3,325,203)	310,952,769	(92,113,615)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(566)	(90,252)	(4,391)	(10,534)
Distributable earnings — Class 3	(1,226,850)	(67,588,654)	(29,070,206)	(115,944,064)

Total distributions to shareholders	(1,227,416)	(67,678,906)	(29,074,597)	(115,954,598)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,949,816)	34,918,155	41,072,316	212,935,683

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,588,222	(36,085,954)	322,950,488	4,867,470

NET ASSETS:
Beginning of period	245,229,858	281,315,812	1,659,503,252	1,654,635,782

End of period	$285,818,080	$245,229,858	$1,982,453,740	$1,659,503,252

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty separate investment series, five of which are included in this report: SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
SA American Funds Asset Allocation Portfolio	American Funds® Asset Allocation Fund
SA American Funds Global Growth Portfolio	American Funds® Global Growth Fund
SA American Funds Growth Portfolio	American Funds® Growth Fund
SA American Funds Growth-Income Portfolio	American Funds® Growth-Income Fund
SA American Funds VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The SA American Funds Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

The SA American Funds Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The SA American Funds Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

18

The SA American Funds Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The SA American Funds VCP Managed Allocation Portfolio seeks long-term capital growth and income while seeking to manage volatility and provide downside protection all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income Fund (“the Master Managed Risk Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Growth-Income Fund invests in the shares of an underlying fund, the American Funds Growth-Income Fund and American Funds Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

19

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2019, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each AFIS fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities

20

and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any, are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018 or expected to be taken in each Portfolio’s 2019 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

21

LIBOR Risk:    A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

New Accounting Pronouncements:    In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2019
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$—	$1,072,215	$78,589,873	$17,853,138	$52,462,873
SA American Funds Global Growth	—	7,111,946	69,337,999	3,008,690	43,429,564
SA American Funds Growth	3,420,192	46,079,877	46,884,785	—	1,646,364
SA American Funds Growth-Income	4,770,252	33,645,660	27,625,341	—	1,227,416
SA American Funds VCP Managed Allocation	4,675,202	—	277,849,392	4,948,518	24,126,079

	For the year ended December 31, 2018
	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$20,798,886	$44,435,189
SA American Funds Global Growth	4,572,755	80,585,061
SA American Funds Growth	3,095,423	96,453,403
SA American Funds Growth-Income	7,155,075	60,523,831
SA American Funds VCP Managed Allocation	26,680,451	89,274,147

As of December 31, 2019, there were no open capital loss carryforward amounts.

For the year ended December 31, 2019, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to short-term capital gain distributions received were as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA American Funds Asset Allocation	$20,173	$(20,173)	$—
SA American Funds Global Growth	(9,651)	9,651	—
SA American Funds Growth	1,793,603	(1,793,603)	—
SA American Funds Growth-Income	1,137,672	(1,137,672)	—
SA American Funds VCP Managed Allocation	2,945,372	(2,945,372)	—

22

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain / (Loss)	Cost of Investments
SA American Funds Asset Allocation	$79,776,432	$(1,186,559)	$78,589,873	$1,097,708,136
SA American Funds Global Growth	69,608,725	(270,726)	69,337,999	321,805,566
SA American Funds Growth	48,124,905	(1,240,120)	46,884,785	331,334,006
SA American Funds Growth-Income	30,725,072	(3,099,731)	27,625,341	258,378,705
SA American Funds VCP Managed Allocation	277,913,374	(63,982)	277,849,392	1,705,609,379

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
SA American Funds Asset Allocation	0.85%
SA American Funds Global Growth	0.95%
SA American Funds Growth	0.85%
SA American Funds Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2019, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
SA American Funds Asset Allocation	$5,882,310
SA American Funds Global Growth	2,680,101
SA American Funds Growth	2,055,222
SA American Funds Growth-Income	1,592,010
SA American Funds VCP Managed Allocation	12,919,976

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2020; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2020 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%

With the exception of advisory fee waivers, for the year ended December 31, 2019, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.

With the exception of advisory fee waivers, any contractual waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended December 31, 2019, no amounts were repaid to the Adviser, and there are no remaining balances subject to recoupment.

23

The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the year ended December 31, 2019, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2019, service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2019 were as follows:

Portfolio	Purchases of Portfolio Securities (excluding U.S. Government Securities)	Sales of Portfolio Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA American Funds Asset Allocation	$214,495,971	$15,731,283	$—	$—
SA American Funds Global Growth	4,901,675	84,042,820	—	—
SA American Funds Growth	22,964,145	43,516,426	—	—
SA American Funds Growth-Income	10,882,195	32,361,940	—	—
SA American Funds VCP Managed Allocation	85,599,702	82,244,080	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA American Funds Asset Allocation Portfolio
	Class 1				Class 3
	For the year ended December 31, 2019		For the year ended December 31, 2018		For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	222,934	$3,239,870	52,481	$780,275	16,498,719	$237,438,124	22,949,626	$340,660,811
Reinvested dividends	18,522	271,331	5,231	69,708	4,784,758	70,044,680	4,888,668	65,164,367
Shares redeemed	(11,495)	(169,328)	(7,602)	(111,490)	(2,637,839)	(37,185,296)	(3,786,337)	(55,978,588)

Net increase (decrease)	229,961	$3,341,873	50,110	$738,493	18,645,638	$270,297,508	24,051,957	$349,846,590

	SA American Funds Global Growth Portfolio
	Class 1				Class 3
	For the year ended December 31, 2019		For the year ended December 31, 2018		For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,893	$87,976	—	$—	874,642	$9,388,124	2,635,695	$29,221,552
Reinvested dividends	2,390	25,901	2,919	28,781	4,278,941	46,412,353	8,620,825	85,129,035
Shares redeemed	(283)	(3,101)	—	—	(8,051,947)	(86,794,354)	(6,238,775)	(81,853,282)

Net increase (decrease)	10,000	$110,776	2,919	$28,781	(2,898,364)	$(30,993,877)	5,017,745	$32,497,305

	SA American Funds Growth Portfolio
	Class 1				Class 3
	For the year ended December 31, 2019		For the year ended December 31, 2018		For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,767	$100,063	18,151	$256,449	3,015,269	$32,193,311	2,459,680	$30,429,416
Reinvested dividends	30	315	10,706	109,469	156,469	1,646,049	9,600,058	99,439,357
Shares redeemed	(1,616)	(19,369)	(32,725)	(296,658)	(4,728,043)	(51,169,960)	(5,731,612)	(77,943,873)

Net increase (decrease)	7,181	$81,009	(3,868)	$69,260	(1,556,305)	$(17,330,600)	6,328,126	$51,924,900

24

	SA American Funds Growth-Income Portfolio
	Class 1				Class 3
	For the year ended December 31, 2019		For the year ended December 31, 2018		For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,378	$94,666	18,101	$246,681	1,718,711	$18,733,207	1,941,502	$24,389,551
Reinvested dividends	52	566	8,580	90,252	113,808	1,226,850	6,367,095	67,588,654
Shares redeemed	(129)	(1,517)	(31,486)	(296,070)	(3,611,355)	(39,003,588)	(4,315,963)	(57,100,913)

Net increase (decrease)	8,301	$93,715	(4,805)	$40,863	(1,778,836)	$(19,043,531)	3,992,634	$34,877,292

	SA American Funds VCP Managed Allocation Portfolio
	Class 1				Class 3
	For the year ended December 31, 2019		For the year ended December 31, 2018		For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,181	$85,928	2,102	$30,066	8,554,243	$117,397,960	15,039,627	$215,370,662
Reinvested dividends	301	4,391	821	10,534	2,003,304	29,070,206	9,065,032	115,944,064
Shares redeemed	(9,123)	(135,373)	(50)	(664)	(7,526,249)	(105,350,796)	(8,573,779)	(118,418,979)

Net increase (decrease)	(2,641)	$(45,054)	2,873	$39,936	3,031,298	$41,117,370	15,530,880	$212,895,747

Note 7.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA American Funds Global Growth	1	$13	$150,000	3.10%

Note 8.  Transactions with Affiliates

At December 31, 2019, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
SA American Funds Asset Allocation	6.46%	89.73%	3.81%
SA American Funds Global Growth	4.87%	94.50%	0.63%
SA American Funds Growth	4.80%	93.87%	1.33%
SA American Funds Global-Income	5.67%	92.62%	1.71%
SA American Funds VCP Managed Allocation	9.80%	87.01%	3.19%

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Asset Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.86	$0.18	$0.07	$0.25	$—	$—	$—	$13.11	1.94%	$102	0.29	%†	5.35	%†	4%
12/31/17	13.11	0.23	1.88	2.11	(0.12)	(0.25)	(0.37)	14.85	16.10	201	0.28		1.64		1
12/31/18	14.85	0.32	(0.99)	(0.67)	(0.44)	(0.80)	(1.24)	12.94	(4.58)	824	0.27		2.30		1
12/31/19	12.94	0.43	2.31	2.74	(0.27)	(0.70)	(0.97)	14.71	21.22	4,320	0.27		3.05		2

SA American Funds Asset Allocation Portfolio Class 3
12/31/15	14.22	0.20	(0.09)	0.11	(0.20)	(1.08)	(1.28)	13.05	1.16	196,545	0.55		1.44		8
12/31/16	13.05	0.20	0.95	1.15	(0.24)	(0.86)	(1.10)	13.10	9.09	272,006	0.54		1.52		4
12/31/17	13.10	0.23	1.84	2.07	(0.11)	(0.25)	(0.36)	14.81	15.84	548,335	0.53		1.69		1
12/31/18	14.81	0.24	(0.95)	(0.71)	(0.37)	(0.80)	(1.17)	12.93	(4.86)	789,902	0.52		1.68		1
12/31/19	12.93	0.26	2.44	2.70	(0.24)	(0.70)	(0.94)	14.69	20.91	1,171,382	0.52		1.82		2

SA American Funds Global Growth Portfolio Class 1
09/26/16#-12/31/16	11.64	0.09	(0.58)	(0.49)	—	—	—	11.15	(4.21)	96	0.29	†	2.92	†	10
12/31/17	11.15	0.08	3.37	3.45	(0.13)	(1.34)	(1.47)	13.13	31.51	126	0.28		0.64		1
12/31/18	13.13	0.09	(1.23)	(1.14)	(0.22)	(2.62)	(2.84)	9.15	(9.12)	115	0.27		0.68		5
12/31/19	9.15	0.14	3.07	3.21	(0.12)	(1.30)	(1.42)	10.94	35.27	246	0.29		1.34		1

SA American Funds Global Growth Portfolio Class 3
12/31/15	15.04	0.11	0.81	0.92	(0.15)	(2.52)	(2.67)	13.29	6.68	422,275	0.53		0.70		12
12/31/16	13.29	0.08	0.01	0.09	(0.23)	(2.00)	(2.23)	11.15	0.37	411,747	0.53		0.62		10
12/31/17	11.15	0.04	3.37	3.41	(0.13)	(1.34)	(1.47)	13.09	31.05	439,414	0.53		0.33		1
12/31/18	13.09	0.05	(1.21)	(1.16)	(0.15)	(2.62)	(2.77)	9.16	(9.28)	353,422	0.53		0.35		5
12/31/19	9.16	0.09	3.09	3.18	(0.09)	(1.30)	(1.39)	10.95	34.93	390,653	0.54		0.79		1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/15	12/16		12/17	12/18	12/19
SA American Funds Asset Allocation Class 1	—%	0.60	%†	0.60%	0.60%	0.60%
SA American Funds Asset Allocation Class 3	0.60	0.60		0.60	0.60	0.60
SA American Funds Global Growth Class 1	—	0.70	†	0.70	0.70	0.70
SA American Funds Global Growth Class 3	0.70	0.70		0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Growth Portfolio Class 1
09/26/16#-12/31/16	$11.24	$0.08	$0.23	$0.31	$—	$—	$—	$11.55	2.76%	$103	0.30	%†	2.63	%†	4%
12/31/17	11.55	0.06	3.12	3.18	(0.07)	(1.51)	(1.58)	13.15	28.24	132	0.28		0.48		1
12/31/18	13.15	(0.32)	0.41	0.09	(0.19)	(3.82)	(4.01)	9.23	(0.40)	57	0.27		(2.25)		4
12/31/19	9.23	0.13	2.70	2.83	—	(0.05)	(0.05)	12.01	30.75	160	0.29		1.22		7

SA American Funds Growth Portfolio Class 3
12/31/15	15.02	0.05	0.86	0.91	(0.14)	(1.36)	(1.50)	14.43	6.52	310,350	0.54		0.32		13
12/31/16	14.43	0.06	1.06	1.12	(0.05)	(3.96)	(4.01)	11.54	9.17	321,687	0.53		0.49		4
12/31/17	11.54	0.03	3.12	3.15	(0.06)	(1.51)	(1.57)	13.12	28.02	350,726	0.54		0.19		1
12/31/18	13.12	0.02	0.04	0.06	(0.12)	(3.82)	(3.94)	9.24	(0.55)	305,503	0.53		0.13		4
12/31/19	9.24	0.05	2.75	2.80	—	(0.05)	(0.05)	11.99	30.39	377,823	0.54		0.47		7

SA American Funds Growth-Income Portfolio Class 1
09/26/16#-12/31/16	11.83	0.16	0.26	0.42	—	—	—	12.25	3.55	104	0.29	†	4.89	†	3
12/31/17	12.25	0.18	2.47	2.65	(0.23)	(1.68)	(1.91)	12.99	22.39	127	0.29		1.38		2
12/31/18	12.99	0.06	(0.17)	(0.11)	(0.41)	(2.93)	(3.34)	9.54	(1.86)	47	0.28		0.45		4
12/31/19	9.54	0.21	2.28	2.49	—	(0.05)	(0.05)	11.98	26.17	159	0.31		2.06		4

SA American Funds Growth-Income Portfolio Class 3
12/31/15	14.82	0.15	(0.03)	0.12	(0.15)	(1.16)	(1.31)	13.63	1.17	246,642	0.54		1.00		13
12/31/16	13.63	0.16	1.20	1.36	(0.20)	(2.55)	(2.75)	12.24	11.16	258,669	0.54		1.19		3
12/31/17	12.24	0.14	2.47	2.61	(0.22)	(1.68)	(1.90)	12.95	22.08	281,189	0.54		1.06		2
12/31/18	12.95	0.14	(0.28)	(0.14)	(0.34)	(2.93)	(3.27)	9.54	(2.05)	245,183	0.53		1.07		4
12/31/19	9.54	0.15	2.30	2.45	—	(0.05)	(0.05)	11.94	25.75	285,659	0.55		1.37		4

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/15	12/16		12/17	12/18	12/19
SA American Funds Growth Class 1	—%	0.60	%†	0.60%	0.60%	0.60%
SA American Funds Growth Class 3	0.60	0.60		0.60	0.60	0.60
SA American Funds Growth-Income Class 1	—	0.60	†	0.60	0.60	0.60
SA American Funds Growth-Income Class 3	0.60	0.60		0.60	0.60	0.60

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds VCP Managed Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.66	$0.05	$0.16	$0.21	$—	$—	$—	$12.87	1.66%	$102	0.28	%†	1.40	%†	2%
12/31/17	12.87	0.07	1.82	1.89	(0.11)	(0.28)	(0.39)	14.37	14.78	123	0.27		0.51		2
12/31/18	14.37	0.22	(0.92)	(0.70)	(0.28)	(0.71)	(0.99)	12.68	(4.89)	145	0.27		1.56		103
12/31/19	12.68	0.06	2.32	2.38	(0.07)	(0.18)	(0.25)	14.81	18.81	130	0.28		0.42		4

SA American Funds VCP Managed Allocation Portfolio Class 3
12/31/15	12.39	0.19	(0.36)	(0.17)	—	—	—	12.22	(1.37)	710,452	0.53		1.59		2
12/31/16	12.22	0.14	0.72	0.86	(0.09)	(0.12)	(0.21)	12.87	7.07	1,215,590	0.53		1.16		2
12/31/17	12.87	0.04	1.80	1.84	(0.10)	(0.28)	(0.38)	14.33	14.41	1,654,513	0.52		0.26		2
12/31/18	14.33	0.19	(0.93)	(0.74)	(0.21)	(0.71)	(0.92)	12.67	(5.12)	1,659,358	0.52		1.32		103
12/31/19	12.67	0.01	2.33	2.34	(0.04)	(0.18)	(0.22)	14.79	18.48	1,982,324	0.53		0.11		4

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	12/15	12/16		12/17	12/18	12/19
SA American Funds VCP Managed Allocation Class 1	—%	0.70	%†	0.70%	0.70%	0.70%
SA American Funds VCP Managed Allocation Class 3	0.70	0.70		0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth-Income Portfolio, SA American Funds® Growth Portfolio and SA American Funds VCP Managed Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth-Income Portfolio, SA American Funds® Growth Portfolio and SA American Funds VCP Managed Allocation Portfolio (constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 26, 2020

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust, Seasons Series Trust and Anchor Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

29

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2019 (unaudited)

At a meeting held on October 3, 2019, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the American Funds Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and VCP Managed Asset Allocation Portfolio (collectively, the “Portfolios”) the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust; and

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and its affiliates.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio and manages the daily business affairs of the Trust, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance and other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

30

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2019 (unaudited) (continued)

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board considered SAAMCo’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolios. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” and “Performance Groups” that represent those peer groups of funds used to compare expenses and performance, respectively.

The performance information included annualized returns for the period since inception and the one-, three-, five-and ten-year periods, as applicable, ended June 30, 2019 from Broadridge and performance information as of June 30, 2019 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

The Boards considered that certain Portfolios pay advisory fees indirectly to Capital Research & Management Company (“Capital Research”) through their investment in the master funds. The Boards further considered the amount of such fees and the amount of the management fees paid to SAAMCo and determined that the amounts paid to SAAMCo by such Portfolios were reasonable in light of the services performed by SAAMCo.

•

SA American Funds® Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio outperformed its benchmark index for the five- and ten-year periods but performed below that index for the one- and three-year periods. The Board further considered that the Portfolio performed at the medians of its Performance Group for the five- and ten-year periods but below the medians for the one- and three-year periods. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® Global Growth Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board considered that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.70% of its investment advisory fee.

31

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2019 (unaudited) (continued)

The Board considered that the Portfolio outperformed its benchmark index for the five- and ten-year periods but performed below that index for the one- and three-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the three-, five- and ten-year periods but below the median for the one-year period. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® Growth-Income Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio outperformed its benchmark index for the three-, five- and ten-year periods but below that index for the one-year period. The Board also noted that the Portfolio performed above the medians of its Performance Group for the three- and five-year periods, at the median for the ten-year period and below the median for the one-year period. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® Growth Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® VCP Managed Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that actual management fees were below the median of its Expense Group. The Board also noted that total expenses were above the median of its Expense Group. The Board further noted that SAAMCo has contractually agreed to waive 0.70% of its advisory fee and that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio outperformed its benchmark index for the five-year period and below the index for the one- and three-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

32

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2019 (unaudited) (continued)

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“U.S. Life”) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer’s participants owning interest in shares of the Trust. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) provide services pursuant to certain agreements with the Trust and the Portfolios’ Rule 12b-1 Plans. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SAAMCo’s profitability was generally in the range of the profitability of companies contained in the report.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

33

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett F. Bouton Age: 75	Trustee	2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	79	Chairman/Director, The LECG Group (consulting services) (2006-2010).

Carl D. Covitz Age: 80	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973-Present).	79	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 71	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003-Present).	79	Director, Countrywide Bank (2003-2008) and Director, Cathay General Bancorp and CathayBank (banking) (2012-Present).

Gilbert T. Ray Age: 75	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	79	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002-2016); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004-Present); Director Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-2016).

Allan L. Sher Age: 88	Trustee	1997 – Present	Retired Brokerage Executive (1992-Present).	79	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 71	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	79	Director, GrandPoint Bank (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Healthnet International, Inc. (business services) (2000-2016).
Interested Trustee

Sharon French (2) Age: 54	Trustee	2019 – present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, OppenheimerFunds (2016-2019); President, F-Squared Capital, LLC (financial services) (2013-2015).	79	None

34

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 51	President	2007 – Present	Chief Financial Officer, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2004-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

Kathleen D. Fuentes Age: 50	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2004-Present).	N/A	N/A

Christopher C. Joe Age: 50	Chief Compliance Officer	2017-Present	Chief Compliance Officer, AIG Funds, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010- 2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A

Gregory N. Bressler Age: 53	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Gregory R. Kingston Age 53	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present)	N/A	N/A

Shawn Parry Age: 47	Vice President and Assistant Treasurer	2014 – Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present).	N/A	N/A

Donna McManus Age: 58	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 48	Anti-Money Laundering Compliance Officer	2006 – Present	Acting Chief Compliance Officer (2016-2017); Chief Compliance Officer, SAAMCo (2006-Present) and Vice President, SAAMCo (2011 to Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (60 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (5 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Specialty Series (6 funds), VALIC Company I (34 portfolios), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President and CEO of SunAmerica.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

35

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2019.

During the year ended December 31, 2019 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains*	Qualifying% for the Dividends Received Deduction

SA American Funds Asset Allocation Portfolio Class 1	$0.97	$0.27	$—	$0.70	63.73%

SA American Funds Asset Allocation Portfolio Class 3	0.94	0.24	—	0.70	63.73

SA American Funds Global Growth Portfolio Class 1	1.42	0.12	—	1.30	69.11

SA American Funds Global Growth Portfolio Class 3	1.39	0.09	—	1.30	69.11

SA American Funds Growth Portfolio Class 1	0.05	—	—	0.05	—

SA American Funds Growth Portfolio Class 3	0.05	—	—	0.05	—

SA American Funds Growth-Income Portfolio Class 1	0.05	—	—	0.05	—

SA American Funds Growth-Income Portfolio Class 3	0.05	—	—	0.05	—

SA American Funds VCP Managed Allocation Portfolio Class 1	0.25	0.07	—	0.18	100.00

SA American Funds VCP Managed Allocation Portfolio Class 3	0.22	0.04	—	0.18	100.00

*	Short-term capital gains are treated as ordinary income for tax purposes

36

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2019.

The following graphs and tables show the performance of the Portfolios at the SunAmerica Series Trust Feeder Funds level and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indexes.

The SA American Funds portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

37

American Funds

SA American Funds Asset Allocation Portfolio — Class 3

SA American Funds Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/2019
	Class 1*	Class 3*
1-year	21.22%	20.91%
5-year	N/A	8.02%
10-year	N/A	9.57%
Since Inception	10.09%	6.86%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

3	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Asset Allocation Portfolio — Class 3 (Feeder Fund), which is a mix of stocks and bonds, returned 20.91% for the twelve months ended December 31, 2019. The S&P 500® Index increased 31.49% over the same period, while the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.72%. The Blended Index (60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index) increased 22.18%. The American Funds Asset Allocation Fund — Class 1 (Master Fund), which is a mix of stocks and bonds, returned 21.54% for the annual period.

U.S. equities had their strongest annual gains since 2013, ending the year near all-time highs. Stocks rose steadily, posting gains in 10 of 12 months. The U.S. trade war with China occasionally caused volatility, but the resilient U.S. economy and the Federal Reserve’s return to accommodative policies helped steer markets higher. Information technology companies posted the highest returns, with a gain of nearly 48% in aggregate. Outside the United States, European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the United Kingdom that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

Investments in the financials sector, one of the Master Fund’s largest sector holdings, contributed to the Master Fund’s relative returns. Within financials, Arch Capital Group, Berkshire Hathaway and Apollo boosted results, as all three companies had at least double-digit returns that outpaced the general market. On the downside, health care stock AbbVie detracted from relative returns as its best-selling drug Humira faced generic competition. The Master Fund’s fixed income investments somewhat detracted from relative returns due to duration positioning and security selection.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

38

American Funds

SA American Funds Global Growth Portfolio — Class 3

SA American Funds Global Growth Portfolio
Average Annual Total Returns as of 12/31/2019
	Class 1*	Class 3*
1-year	35.27%	34.93%
5-year	N/A	11.43%
10-year	N/A	10.81%
Since Inception	14.33%	8.67%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 26 emerging markets countries. With 2,400 constituents, the index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Global Growth Portfolio — Class 3 (Feeder Fund) returned 34.93% for the twelve months ended December 31, 2019, compared with a 26.60% return for the MSCI ACWI (net) Index. The American Funds Global Growth Fund — Class 1 (Master Fund) returned 35.61% for the annual period.

Global stocks generated the best returns in a decade, boosted by aggressive central bank stimulus measures and easing trade tensions toward the end of the year. U.S. stocks soared to near record highs in December as the United States and China agreed to a limited trade war truce with the aim of avoiding the imposition of new tariffs and other protectionist measures. Information technology stocks posted the highest returns with a gain of nearly 48% in aggregate. Outside the United States, European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the United Kingdom that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

The Master Fund’s overweight position to the top performing information technology sector as well as individual stock selection in that sector boosted the Master Fund’s returns compared with the MSCI ACWI (net) index. The Master Fund’s relative weightings in ASML and TSMC benefitted the Master Fund as both outpaced the wider market and were among the top contributors to the Master Fund’s relative returns. Consumer discretionary stock Alibaba Group also helped the Master Fund’s relative returns, as its returns outpaced the market. The biggest drag on relative results was Apple, a stock the Master Fund did not own, as it proved to be one of the strongest performers for the year. On a geographic basis, stocks of companies domiciled in the Netherlands and Taiwan were additive to results, while stocks of companies based in the Philippines and Belgium lagged.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

39

American Funds

SA American Funds Growth Portfolio — Class 3

SA American Funds Growth Portfolio
Average Annual Total Returns as of 12/31/2019
	Class 1*	Class 3*
1-year	30.75%	30.39%
5-year	N/A	14.06%
10-year	N/A	13.65%
Since Inception	17.98%	9.44%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Growth Portfolio — Class 3 (Feeder Fund) returned 30.39% for the twelve months ended December 31, 2019, compared with a 31.49% increase in the S&P 500® Index. The American Funds Growth Fund — Class 1 (Master Fund) returned 31.11% for the annual period.

U.S. equities had their strongest annual gains since 2013, ending the year near all-time highs. Stocks rose steadily, posting gains in 10 of 12 months. The U.S. trade war with China occasionally caused volatility, but the resilient U.S. economy and the Federal Reserve’s return to accommodative policies helped steer markets higher. Information technology companies posted the highest returns, with a gain of nearly 48% in aggregate. Outside the United States, European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the United Kingdom that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

Companies in the communication services sector contributed to relative results, led by Facebook, which was boosted by strong user and revenue growth. Investments in the consumer discretionary and health care sectors detracted from the Master Fund’s relative results. The Master Fund’s top detractor to relative returns was information technology company Apple. The Master Fund had a significantly lower investment in Apple compared to the S&P 500® Index and Apple proved to be one of the top performers for the year.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

40

American Funds

SA American Funds Growth-Income Portfolio — Class 3

SA American Funds Growth-Income Portfolio
Average Annual Total Returns as of 12/31/2019
	Class 1*	Class 3*
1-year	26.17%	25.75%
5-year	N/A	11.08%
10-year	N/A	12.19%
Since Inception	14.79%	8.28%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Growth-Income Portfolio — Class 3 (Feeder Fund) returned 25.75% for the 12 months ended December 31, 2019, while the S&P 500® Index increased 31.49% over the same period. The American Funds Growth-Income Fund — Class 1 (Master Fund) returned 26.46% for annual period.

U.S. equities had their strongest annual gains since 2013, ending the year near all-time highs. Stocks rose steadily, posting gains in 10 of 12 months. The U.S. trade war with China occasionally caused volatility, but the resilient U.S. economy and the Federal Reserve’s return to accommodative policies helped steer markets higher. Information technology companies posted the highest returns, with a gain of nearly 48% in aggregate. Outside the United States, European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the United Kingdom that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

The Master Fund’s investments in the industrials sector contributed the most to the relative returns. Among industrials, aircraft component manufacturer TransDigm Group added the most to the Master Fund’s relative results. On the downside, the Master Fund’s underweight position in information technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the Master Fund’s underweight position in Apple hindered sector results the most as Apple shares outperformed the broader market over the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

41

American Funds

SA American Funds VCP Managed Allocation Portfolio — Class 3

SA American Funds VCP Managed Allocation Portfolio
Average Annual Total Returns as of 12/31/2019
	Class 1*	Class 3*
1-year	18.81%	18.48%
5-year	N/A	6.32%
10-year	N/A	N/A
Since Inception	8.84%	7.55%
*	Inception date for Class 1: 09/26/16; Class 3: 10/15/12.

1

The S&P 500® Managed Risk Index — Moderate is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds VCP Managed Allocation Portfolio — Class 3 (Feeder Fund) returned 18.48% for the twelve months ended December 31, 2019. The S&P 500® Managed Risk Index — Moderate increased 19.34% over the same period. The American Funds Managed Risk Growth-Income Fund — Class P1 (Master Fund) returned 19.14% for the period.

The SA American Funds VCP Managed Allocation Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series Managed Risk Growth-Income Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series Growth-Income Fund and American Funds Insurance Series Bond Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the Master Fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the Master Fund’s results can be expected to lag those of the Master Fund’s underlying fund.

The underlying American Funds Insurance Series Growth-Income Fund’s investments in industrials added to relative returns, while investments in materials detracted from relative results. At the security level within the materials sector, a top detractor from relative results included Vale in the metals and mining industry.

42

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

43

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

44

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397AR.13 (2/20)

American Funds Insurance Series®

Annual report
for the year ended
December 31, 2019

CAPITAL GROUP® | AMERICAN FUNDS®

We believe in investing in global companies for the long term

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

46	Global Growth Fund

49	Global Small Capitalization Fund

52	Growth Fund

55	International Fund

58	New World Fund®

61	Blue Chip Income and Growth Fund

64	Global Growth and Income Fund

67	Growth-Income Fund

70	International Growth and Income Fund

73	Capital Income Builder®

78	Asset Allocation Fund

84	Global Balanced Fund

90	Bond Fund

95	Global Bond Fund

102	High-Income Bond Fund

106	Mortgage Fund

110	Ultra-Short Bond Fund

111	U.S. Government/AAA-Rated Securities Fund

116	Managed Risk Growth Fund

117	Managed Risk International Fund

118	Managed Risk Blue Chip Income and Growth Fund

119	Managed Risk Growth-Income Fund

121	Managed Risk Asset Allocation Fund

122	Financial statements

Fellow investors:

Global stocks generated the best one-year returns in a decade as measured by the 26.60% gain in the MSCI ACWI (All Country World Index)1,2 boosted by aggressive central bank stimulus measures and easing trade tensions toward the end of the year. These returns were assisted by a low starting point for 2019, after sharp market declines in the last quarter of 2018. Information technology companies posted the highest returns, with a gain of nearly 48% (as measured by the MSCI World Index). The sector was driven by strong growth from U.S. tech giants such as Apple, Microsoft and Facebook. The next best sector, industrials, rose 28% amid an improving outlook for trade activity and global economic growth.

U.S. equities had their strongest annual gains since 2013, ending the year near all-time highs, with an increase of 31.64% recorded by the MSCI USA Index1,3. The current economic expansion became the longest in U.S. history, surpassing the 10-year boom from the 1990s. For the first 11 months of the year, average hourly earnings topped at least 3% annualized growth. In November, the unemployment rate fell to 3.5%, matching its lowest level in 50 years. The robust labor market supported consumer spending, more than offsetting weaker business sentiment and manufacturing. The U.S. trade war with China occasionally caused volatility, but the resilient U.S. economy and the Federal Reserve’s return to accommodative policies helped steer markets higher. The central bank cut its policy rate three times in 2019 amid concerns over slowing economic growth, which perhaps helped prevent further slowing. In addition, potential bubbles like We Work and certain billion-dollar tech “unicorns” were deflated without broad damage to the rest of the market.

European stocks rallied despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Boosted by easy monetary policy, European investors cheered aggressive interest rate cuts by the European Central Bank. The MSCI Europe Index1,4 gained 23.77% for the year. The progress of U.S.-China trade negotiations heavily influenced European markets throughout the year as share prices moved sharply higher or lower on the tenor of trade-related headlines. Germany’s auto industry was particularly hard hit. With Europe’s economy highly dependent on global trade, the announcement of a “phase one” trade deal between the U.S. and China in December helped to bolster investor sentiment heading into the new year. Elsewhere among developed markets, the Japanese economy expanded modestly through the first three quarters of 2019 despite a manufacturing slowdown driven largely by the U.S.-China trade dispute. The MSCI Japan Index1,5 rose 19.61% over the year.

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.

[1]	Source: MSCI.
[2]

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

[3]	The MSCI USA Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market.
[4]

MSCI Europe Index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 10 developed equity markets in Europe. Results reflect dividends net of withholding taxes.

American Funds Insurance Series      1

Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar. Growth stocks outpaced more defensive parts of the market, led by the information technology and consumer discretionary sectors. Overall, the MSCI Emerging Markets Investable Market Index1,6 gained 17.64% for the year. Chinese stocks rose despite slower growth and trade tensions with the U.S. Indian equities lagged most other emerging markets while Brazilian stocks posted their best annual return since 2016.

Bonds advanced as central banks around the world cut interest rates in an attempt to blunt concerns about a slowing economy. The Fed paused rate hikes for the first half of the year and cut three times in the second half and the federal funds rate ended the year between 1.50% and 1.75%. Credit saw very sizable returns, with the Bloomberg Barclays U.S. Corporate Investment Grade Index7,8 and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index7,9 gaining 14.54% and 14.32%, respectively. More broadly, the Bloomberg Barclays Global Aggregate Index7,10 was up 6.84%, while the Bloomberg Barclays U.S.

Aggregate Index7,11 advanced 8.72%. The J.P. Morgan Emerging Markets Bond Index7,12 – Global gained 14.42%.

In foreign exchange markets, the U.S. dollar rose nearly 2% against the euro while declining 1% against the yen. Meanwhile, the British pound ended the year with a historic rally after U.K. voters gave the Conservative Party a strong majority in Parliament, increasing the likelihood that the U.K. will be able to begin the Brexit process and leave the European Union.

Looking ahead

The current environment is rife with uncertainty, from trade-related disputes to geopolitical tensions to an upcoming U.S. presidential election. We will be following and analyzing each of these issues closely. In this environment, it would be reasonable to expect some volatility. Valuation measures are also giving mixed signals – some look high, some look just fine. So, we will continue to focus on individual securities and bring our research and judgment to bear. With our long-term approach, we welcome opportunities to see past short-term trends and invest our shareholder’s money for the long run.

Our time-tested process — based on extensive research, a long-term outlook and close attention to valuation — has served investors well over time. As always, we thank you for your continued support of our efforts and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Co-President

Alan N. Berro

Co-President

February 11, 2020

[5]	MSCI Japan Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market results of Japan.
[6]

MSCI Emerging Markets Investable Market Index (IMI) is a free float-adjusted market capitalization weighted index that is designed to measure results of the large-, mid-, and small-capitalization segments of more than 20 emerging equity markets.

[7]	Source: Bloomberg Index Services Ltd.
[8]

Bloomberg Barclays U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

[9]	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.
[10]	Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets.
[11]	Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[12]

JP Morgan Emerging Markets Bond Index – Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.

2      American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2021, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series — International FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth FundSM and American Funds Insurance Series — U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series   3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund rose 35.61% for the 12 months ended December 31, 2019, compared with a 26.60% increase for the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks generated the best returns in a decade, boosted by aggressive central bank stimulus measures and easing trade tensions toward the end of the year. U.S. stocks soared to near record highs in December as the U.S. and China agreed to a limited trade war truce with the aim of avoiding the imposition of new tariffs and other protectionist measures. Information technology stocks posted the highest returns with a gain of nearly 48% in aggregate. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

The fund’s higher-than-index position relative to the top performing information technology sector as well as individual stock selection in that sector boosted the fund’s returns compared with the index. The fund’s relative weightings in ASML and TSMC benefitted the fund as both outpaced the wider market and were among the top contributors to the fund’s relative returns. Consumer discretionary stock Alibaba Group also helped the fund’s relative returns, as its returns outpaced the market.

The biggest drag on relative results was Apple — a stock the fund didn’t own — as it proved to be one of the strongest performers for the year.

On a geographic basis, stocks of companies domiciled in the Netherlands and Taiwan were additive to results, while stocks of companies based in the Philippines and Belgium lagged.

The fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products, and whose values are not yet fully reflected in their share prices.

Country diversification	Percent of net assets

The Americas
United States	45.0%
Other	1.7

46.7

Europe
Netherlands	7.6
United Kingdom	6.6
France	5.8
Switzerland	4.0
Germany	2.3
Russian Federation	1.4
Denmark	1.2%
Sweden	1.0
Other	1.9

31.8

Asia/Pacific Basin
China	4.8
Taiwan	4.7
Hong Kong	3.0
Japan	2.7
India	1.9
Other	2.2

19.3

Other regions
Other	.7%

Short-term securities & other assets less liabilities	1.5

Total	100.0%

Largest equity securities[2]	Percent of net assets

ASML	5.06%
Amazon	4.72
TSMC	4.71
Microsoft	4.64
Alphabet	3.67

Visa	3.16%
Alibaba Group	2.68
Airbus	2.36
Broadcom	2.26
AIA Group	2.04

4      American Funds Insurance Series

Global Growth Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1	35.61%	12.01%	11.40%	10.21%	.57%
Class 1A	35.22	11.74	11.13	9.94	.82
Class 2	35.28	11.72	11.12	9.94	.82
Class 4	34.87	11.44	10.89	9.68	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents, which includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 31.84% for the 12 months ended December 31, 2019. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 24.65%.

U.S. equities had their strongest annual gains since 2013, ending the year near all-time highs. Stocks rose steadily, posting gains in 10 of 12 months. The U.S. trade war with China occasionally caused volatility, but the resilient U.S. economy and the Federal Reserve’s return to accommodative policies helped steer markets higher. Information technology companies posted the highest returns, with a gain of nearly 48% in aggregate. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

Fund holdings in the information technology sector contributed the most to relative returns. Information technology stock Paycom widely outpaced the broader market and was among the fund’s top contributors over the period. However, the fund’s holdings of health care companies NuCana and Evolent Health detracted from returns.

While investments in U.S. companies were additive to returns, investments in companies domiciled in the U.K. detracted.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and benefit shareholders. They believe rigorous bottom-up research into each potential equity investment can help achieve this goal. The fund currently holds nearly 300 companies diversified across geographies and industries. As always, we maintain our commitment to investing for the long term.

Country diversification	Percent of net assets

The Americas
United States	42.9%
Brazil	3.9
Canada	2.2
Other	.7

49.7

Asia/Pacific Basin
India	5.9
Japan	5.4
China	5.2
Hong Kong	1.9
Philippines	1.7
Australia	1.4%
Taiwan	1.1
Other	.7

23.3

Europe
United Kingdom	6.7
Germany	3.6
Italy	3.1
Netherlands	2.6
Sweden	1.7
Switzerland	1.4
Other	3.5%

22.6

Other regions
Other	.3

Short-term securities & other assets less liabilities	4.1

Total	100.0%

Largest equity securities[2]	Percent of net assets

Insulet	3.02%
GW Pharmaceuticals	1.86
Notre Dame Intermédica Participações	1.55
Haemonetics	1.54
Allakos	1.41

CONMED	1.41%
frontdoor	1.39
International Container Terminal Services	1.32
Cannae Holdings	1.31
Nihon M&A Center	1.28

6      American Funds Insurance Series

Global Small Capitalization Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio
Class 1	31.84%	8.95%	9.07%	9.70%	.76%
Class 1A	31.56	8.70	8.81	9.43	1.01
Class 2	31.52	8.68	8.80	9.43	1.01
Class 4	31.24	8.41	8.54	9.16	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents, which includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 31.11% for the 12 months ended December 31, 2019, compared with a 31.49% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities had their strongest annual gains since 2013, ending the year near all-time highs. Stocks rose steadily, posting gains in 10 of 12 months. The U.S. trade war with China occasionally caused volatility, but the resilient U.S. economy and the Federal Reserve’s return to accommodative policies helped steer markets higher. Information technology companies posted the highest returns, with a gain of nearly 48% in aggregate. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

Companies in the communication services sector contributed to relative results, led by Facebook, which was boosted by strong user and revenue growth. Investments in the consumer discretionary and health care sectors detracted from the fund’s relative results. The fund’s top detractor to relative returns was information technology company Apple. The fund had a significantly lower investment in Apple compared to the index and Apple proved to be one of the top performers for the year.

Although U.S. economic growth remained solid, the fund’s portfolio managers are keeping a close watch on near-term economic indicators, such as wage growth, monetary policy and trade relations. Portfolio managers continue to favor well-positioned, growth-oriented companies that are capable of generating free cash flow in myriad near-term economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

Largest equity securities[2]	Percent of net assets

Microsoft	5.80%
Facebook	5.46
Netflix	3.70
Amazon	3.62
Alphabet	3.33

UnitedHealth Group	3.30%
Tesla	2.80
Broadcom	2.70
ASML	2.24
Intuitive Surgical	2.18

8      American Funds Insurance Series

Growth Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	31.11%	14.67%	14.27%	12.92%	.36%
Class 1A	30.79	14.39	13.99	12.64	.61
Class 2	30.77	14.38	13.98	12.64	.61
Class 3	30.86	14.46	14.06	12.72	.54
Class 4	30.44	14.10	13.72	12.37	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]

The information shown does not include cash and cash equivalents, which includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 23.21% for the 12 months ended December 31, 2019. Its benchmark, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), increased 21.51%.

Global stocks generated the best returns in a decade, boosted by aggressive central bank stimulus measures and easing trade tensions toward the end of the year. U.S. stocks soared to near record highs in December as the U.S. and China agreed to a limited trade war truce with the aim of avoiding the imposition of new tariffs and other protectionist measures. Information technology stocks posted the highest returns with a gain of nearly 48% in aggregate. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

Investments in the communication services and financials sectors boosted relative returns with Amsterdam-based Altice Europe among the top contributors thanks to better than expected growth. One of the biggest detractors to relative returns was health-care sector stock Teva Pharmaceutical, whose stock price suffered amid continued opioid litigation.

The fund’s portfolio managers continue to monitor volatility and potential headwinds brought about by political and trade uncertainty. Given how late it may be in the current bull market, they seek opportunities in particular within those regions, countries and sectors less affected by these global headlines. Their focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping them identify investments that they believe represent the best value over the long term.

Country diversification	Percent of net assets

Asia/Pacific Basin
Japan	16.2%
China	12.1
India	8.7
Hong Kong	7.2
South Korea	2.8
Australia	1.3
Taiwan	1.1
Philippines	1.0
Other	1.2

51.6

Europe
France	9.5
United Kingdom	6.7
Switzerland	5.1
Germany	4.4%
Netherlands	3.5
Spain	2.6
Other	2.1

33.9

The Americas
Brazil	4.0
Canada	2.1
United States	1.5
Other	.4

8.0

Other regions
Other	1.2%

Short-term securities & other assets less liabilities	5.3

Total	100.0%

Largest equity securities	Percent of net assets

AIA Group	4.28%
Airbus Group	3.97
Alibaba Group Holding	3.44
HDFC Bank	3.36
Novartis	2.47

Vale	2.03%
ASML	2.02
Kotak Mahindra Bank	1.90
Grifols	1.81
SoftBank	1.80

10      American Funds Insurance Series

International Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio
Class 1	23.21%	7.14%	6.29%	8.21%	.55%
Class 1A	22.90	6.89	6.04	7.94	.80
Class 2	22.88	6.87	6.03	7.94	.80
Class 3	23.05	6.95	6.10	8.02	.73
Class 4	22.67	6.61	5.79	7.68	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents, which includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was up 29.47% for the 12 months ended December 31, 2019. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), was up 26.60%. The MSCI Emerging Markets (EM) Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), increased by 18.42%.

Global stocks generated the best returns in a decade, boosted by aggressive central bank stimulus measures and easing trade tensions toward the end of the year. U.S. stocks soared to near record highs in December as the U.S. and China agreed to a limited trade war truce with the aim of avoiding the imposition of new tariffs and other protectionist measures. Technology stocks posted the highest returns with a gain of nearly 48% in aggregate. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

The fund’s relative returns outpaced emerging markets in general. Investments in the information technology and financial sectors were beneficial to the fund. Payment processing company PagSeguro contributed to relative returns as its stock price rose on the back of strong revenue growth. Among detractors, the fund’s lower investment in Apple compared with the MSCI ACWI hurt relative results as it outpaced the overall market.

The fund’s portfolio managers continue to pursue a bottom-up approach to investing and search for undervalued companies with solid foundations around the world, as well as stocks that are domestically focused and more insulated from geopolitical events given increased volatility at this point in the market cycle.

Country diversification	Percent of net assets

Asia/Pacific Basin
India	13.4%
China	8.6
Taiwan	4.0
Japan	3.8
Hong Kong	2.8
Australia	2.1
Other	2.4

37.1

The Americas
United States	22.6
Brazil	12.4
Canada	1.0%
Other	1.0

37.0

Europe
United Kingdom	4.0
France	2.8
Russian Federation	2.5
Germany	2.2
Switzerland	2.1
Other	3.8

17.4

Other regions
Other	2.0%

Short-term securities & other assets less liabilities	6.5

Total	100.0%

Largest equity securities[2]	Percent of net assets

Reliance Industries	6.52%
TSMC	3.16
PagSeguro	2.65
Microsoft	2.26
HDFC Bank	2.09

StoneCo	1.89%
Kotak Mahindra Bank	1.85
Vale	1.71
B3	1.59
Kweichow Moutai	1.51

12      American Funds Insurance Series

New World Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio
Class 1	29.47%	8.20%	6.30%	8.49%	.77%	.59%
Class 1A	29.11	7.93	6.04	8.22	1.02	.84
Class 2	29.15	7.94	6.03	8.22	1.02	.84
Class 4	28.82	7.67	5.78	7.95	1.27	1.09

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2020. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents, which includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 21.66% for the 12 months ended December 31, 2019, trailing the 31.49% rise in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities had their strongest annual gains since 2013, ending the year near all-time highs. Stocks rose steadily, posting gains in 10 of 12 months. The U.S. trade war with China occasionally caused volatility, but the resilient U.S. economy and the Federal Reserve’s return to accommodative policies helped steer markets higher. Information technology companies posted the highest returns, with a gain of nearly 48% in aggregate. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

Certain investments in health care helped the fund’s results relative to the index. Among the fund’s top contributors to relative returns within health care was UnitedHealth Group, as it consistently surpassed earnings estimates each quarter throughout the year. Another top contributor was QUALCOMM, where an improved relationship with Apple and the prospect of a 5G wireless network bolstered both earnings prospects and the company’s valuation.

Other holdings in the health care sector hindered relative returns. Investments in pharmaceutical companies, such as AbbVie and Teva Pharmaceutical, hurt results relative to the index. Overall, this proved to be a relatively disappointing year for the fund, but we continue to believe the focus on dividend-paying stocks will pay off over the long term.

Nearer term, the fund’s portfolio managers are aware that the market is keeping a close watch on U.S. monetary policy, our trade relationships and the current shape of the yield curve and their implications on the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long-term investment opportunities.

Largest equity securities[2]	Percent of net assets

Abbott Laboratories	4.93%
Microsoft	4.19
Exxon Mobil	3.67
UnitedHealth Group	3.60
AbbVie	3.44

Amgen	3.10%
Facebook	2.96
EOG Resources	2.90
CSX	2.83
Philip Morris International	2.75

14      American Funds Insurance Series

Blue Chip Income and Growth Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20194

	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio
Class 1	21.66%	8.63%	11.54%	6.71%	.43%
Class 1A	21.35	8.38	11.27	6.44	.68
Class 2	21.38	8.38	11.27	6.44	.68
Class 4	21.03	8.09	11.04	6.20	.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]

The information shown does not include cash and cash equivalents, which includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]

Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

[4]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund advanced 31.39% for the 12 months ended December 31, 2019, compared with a 26.60% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks generated the best returns in a decade, boosted by aggressive central bank stimulus measures and easing trade tensions toward the end of the year. U.S. stocks soared to near record highs in December as the U.S. and China agreed to a limited trade war truce with the aim of avoiding the imposition of new tariffs and other protectionist measures. Technology stocks posted the highest returns with a gain of nearly 48% in aggregate. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

The fund’s relative performance benefited from specific stock selection, particularly within the industrials and energy sectors. Industrial company Airbus rallied on positive tail winds from strong global demand, and likely benefited from Boeing’s troubles with its 737MAX. On the downside, some investments in the materials sector hindered relative returns. In particular, Brazil’s Vale was a top relative detractor.

On a country basis, holdings in Japan and France contributed the most to relative returns, and holdings in the U.S. and Canada were a drag on returns (the former due to a lower-than-index position).

The fund’s portfolio managers recognize that we are experiencing a slowdown in global economic growth. With dovish monetary strategy back under consideration in the U.S. and Europe, the fund’s managers remain cautiously optimistic about the prospects for the global economy and are monitoring the potential impact on global growth. Portfolio managers continue to invest based on a bottom-up approach to long-term investing and believe they can uncover promising companies with strong positions in their industries, sustainable growth and income opportunities globally – including emerging markets.

Country diversification	Percent of net assets

The Americas
United States	35.5%
Brazil	6.9
Canada	2.0
Other	.2

44.6

Europe
France	7.1
Germany	4.8
United Kingdom	4.3
Switzerland	2.7
Russian Federation	2.6
Netherlands	2.1
Denmark	1.7
Italy	1.4%
Ireland	1.2
Other	1.7

29.6

Asia/Pacific Basin
Japan	6.9
Taiwan	4.5
India	4.0
Australia	3.5
China	1.9
Hong Kong	1.5
Other	1.9

24.2

Other regions
Other	.2%

Short-term securities & other assets less liabilities	1.4

Total	100.0%

Largest equity securities	Percent of net assets

TSMC	4.48%
Nintendo	4.45
Airbus Group	4.28
Reliance Industries	2.70
Microsoft	2.07

E.ON	1.82%
Alphabet	1.81
PagSeguro	1.80
Broadcom	1.79
CCR	1.69

16      American Funds Insurance Series

Global Growth and Income Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio
Class 1	31.39%	9.88%	10.13%	7.56%	.66%
Class 1A	31.04	9.64	9.87	7.30	.91
Class 2	31.14	9.61	9.86	7.29	.91
Class 4	30.73	9.32	9.60	7.04	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents, which includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 26.46% for the 12 months ended December 31, 2019. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 31.49%.

U.S. equities had their strongest annual gains since 2013, ending the year near all-time highs. Stocks rose steadily, posting gains in 10 of 12 months. The U.S. trade war with China occasionally caused volatility, but the resilient U.S. economy and the Federal Reserve’s return to accommodative policies helped steer markets higher. Information technology companies posted the highest returns, with a gain of nearly 48% in aggregate. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

Regarding the fund, investments in the industrials sector contributed the most to the fund’s relative returns. Among industrials, aircraft component manufacturer TransDigm Group added the most to the fund’s relative results. On the downside, the fund’s lower-than-index position in information technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the fund’s lower-than-index investment in Apple hindered sector results the most as Apple shares outperformed the broader market over the period.

The fund’s portfolio managers continue to look for compelling investment opportunities, buying stocks they believe represent the best value over the long term.

Largest equity securities[2]	Percent of net assets

Microsoft	4.14%
Facebook	3.89
UnitedHealth Group	2.56
Netflix	2.11
Alphabet	2.02

Broadcom	2.00%
Abbott Laboratories	1.64
JPMorgan Chase	1.55
Amazon	1.52
Amgen	1.34

18      American Funds Insurance Series

Growth-Income Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	26.46%	11.68%	12.81%	11.46%	.30%
Class 1A	26.14	11.42	12.54	11.18	.55
Class 2	26.14	11.40	12.53	11.18	.55
Class 3	26.24	11.48	12.61	11.26	.48
Class 4	25.86	11.12	12.26	10.91	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]

The information shown does not include cash and cash equivalents, which includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 23.06% for the 12 months ended December 31, 2019, compared to the 21.51% increase in its benchmark index, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks generated the best returns in a decade, boosted by aggressive central bank stimulus measures and easing trade tensions toward the end of the year. U.S. stocks soared to near record highs in December as the U.S. and China agreed to a limited trade war truce with the aim of avoiding the imposition of new tariffs and other protectionist measures. Technology stocks posted the highest returns with a gain of nearly 48% in aggregate. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

The top contributors to the fund’s relative returns were the consumer discretionary and utilities sectors due in part to good stock selection. Luckin Coffee was the top contributor to the fund’s relative returns as it benefited from strong growth in the Chinese retail coffee market. Health care stock Daiichi Sankyo also contributed strong relative returns.

On the downside, investments in the energy and real estate sectors detracted from the fund’s relative returns. Among energy stocks, Royal Dutch Shell was one of the fund’s biggest drags on returns as a result of lower oil prices and market volatility.

The fund’s portfolio managers follow signs of some economic weakness in Europe and parts of emerging markets, as well as a number of geopolitical uncertainties, with an aim to preserve value in any potential market correction while being in a position to take advantage of buying opportunities, should they present themselves later in the year.

Country diversification	Percent of net assets

Europe
United Kingdom	12.1%
France	9.5
Switzerland	5.9
Germany	3.5
Netherlands	3.0
Spain	3.0
Russian Federation	2.5
Sweden	1.1
Other	1.9

42.5

Asia/Pacific Basin
Japan	14.0
China	9.7
Hong Kong	6.5
India	3.6
Singapore	2.3%
Taiwan	2.1
South Korea	1.0
Other	2.5

41.7

The Americas
Brazil	3.3
Canada	1.6
Mexico	.3

5.2

Other regions
Turkey	1.8
Israel	.4

2.2

Short-term securities & other assets less liabilities	8.4%

Total	100.0%

Largest equity securities	Percent of net assets

Royal Dutch Shell	4.53%
Novartis	3.18
HDFC Bank	2.92
Rio Tinto	2.61
Luckin Coffee	2.59

Zurich	2.52%
E.ON	2.49
Daiichi Sankyo	2.47
Airbus Group	2.11
Sun Hung Kai Properties	2.11

20      American Funds Insurance Series

International Growth and Income Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Expense ratio
Class 1	23.06%	5.73%	5.79%	9.32%	.67%
Class 1A	22.76	5.49	5.53	9.06	.92
Class 2	22.76	5.46	5.52	9.04	.92
Class 4	22.47	5.20	5.30	8.81	1.17

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents, which includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, which invests in a mix of stocks and bonds, gained 18.16% for the 12 months ended December 31, 2019. During the same period, the MSCI ACWI (All Country World Index)1, free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), gained 26.60%. The Bloomberg Barclays U.S. Aggregate Index2, which represents the U.S. investment-grade (rated BBB/ Baa and above) fixed-rate bond market, gained 8.72%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 gained 21.21%. The Lipper Global Equity Income Funds Average4, a measure of similar funds, was up 21.01%.

U.S. equities had their strongest annual gains since 2013, ending the year near all-time highs. Stocks rose steadily, posting gains in 10 of 12 months. The U.S. trade war with China occasionally caused volatility, but the resilient U.S. economy and the Federal Reserve’s return to accommodative policies helped steer markets higher. Information technology companies posted the highest returns, with a gain of nearly 48% in aggregate. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

In the equity portfolio, the top contributors in relative terms were the utilities and consumer discretionary sectors. American Tower added the most to the fund’s relative returns as it notched higher returns than the general market.

On the downside, the information technology sector, which comprised the second-largest share of the fund’s equity holdings, detracted from returns. The fund’s top detractor to relative returns was information technology company Apple. The fund had a significantly lower investment in Apple compared to the index and Apple proved to be one of the top performers for the year. The fund’s fixed income portfolio was a drag on relative results.

The current market environment is rife with uncertainty. Given that the U.S. is late in the economic cycle, the fund’s portfolio managers are paying close attention to companies’ leverage and are more sharply focused on monitoring balance sheets. They seek to avoid companies that take on debt to pay dividends, and are focused on identifying companies with strong business models and a commitment to paying and growing dividends over time. Higher interest rates should also allow portfolio managers to reinvest bond coupon payments into higher yielding securities, thereby generating more income from the bond portfolio.

Country diversification	Percent of net assets

The Americas
United States	52.8%
Canada	2.5

55.3

Europe
United Kingdom	12.4
France	3.3
Switzerland	2.9
Italy	1.6
Sweden	1.2
Denmark	1.1
Netherlands	1.0%
Other	1.4

24.9

Asia/Pacific Basin
Hong Kong	4.0
Taiwan	2.6
Japan	2.3
China	1.6
Other	.8

11.3

Short-term securities & other assets less liabilities	8.5%

Total	100.0%

22      American Funds Insurance Series

Capital Income Builder

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20195

			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2014)	expense ratio	expense ratio
Class 1	18.16%	5.13%	4.53%	.54%	.28%
Class 1A	17.90	4.87	4.28	.79	.53
Class 2	17.89	4.94	4.37	.79	.53
Class 4	17.62	4.61	4.01	1.04	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2020. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Data Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

[5]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 21.54% for the 12 months ended December 31, 2019. Standard & Poor’s 500 Composite Index1, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was up 31.49% over the same period, while the Bloomberg Barclays U.S. Aggregate Index2, which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, returned 8.72%. A blend of the two indexes, the 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index3, gained 22.18%. Effective May 1, 2020, the fund has elected to use the 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index as its primary benchmark, because it comes closest to reflecting its investment universe and best measures its long-term results and portfolio managers’ success over time.

U.S. equities had their strongest annual gains since 2013, ending the year near all-time highs. Stocks rose steadily, posting gains in 10 of 12 months. The U.S. trade war with China occasionally caused volatility, but the resilient U.S. economy and the Federal Reserve’s return to accommodative policies helped steer markets higher. Information technology companies posted the highest returns, with a gain of nearly 48% in aggregate. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions, China’s economic slowdown and a strong U.S. dollar.

Investments in the financials sector – one of the fund’s largest sector holdings – contributed to the fund’s relative returns. Within financials, Arch Capital Group, Berkshire Hathaway and Apollo boosted results, as all three companies had at least double-digit returns that outpaced the general market. On the downside, health care stock AbbVie detracted from relative returns as its best-selling drug Humira faced generic competition. The fund’s fixed income investments somewhat detracted from relative returns due to duration positioning and security selection.

The fund’s portfolio managers continue to evaluate the economic and market-sector implications of the current administration’s decisions regarding trade. The fund’s cash position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

Largest equity securities[4]	Percent of net assets

Microsoft	3.96%
Broadcom	2.42
UnitedHealth Group	2.16
ASML	2.09
Philip Morris International	1.94

Northrop Grumman	1.82%
Johnson & Johnson	1.70
Humana	1.69
Boeing	1.68
Charter Communications	1.67

24      American Funds Insurance Series

Asset Allocation Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20195

	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio
Class 1	21.54%	8.59%	10.19%	8.63%	.31%
Class 1A	21.19	8.33	9.92	8.36	.56
Class 2	21.23	8.32	9.92	8.36	.56
Class 3	21.30	8.40	10.00	8.44	.49
Class 4	20.92	8.05	9.69	8.11	.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

[4]

The information shown does not include cash and cash equivalents, which includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[5]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 20.79% for the 12 months ended December 31, 2019. The MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), increased by 26.60%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of global investment-grade bonds (rated BBB/Baa and above), increased 6.84%. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index,3 a blend of the two indexes, gained 18.55%.

Global stocks generated the best returns in a decade, boosted by aggressive central bank stimulus measures and easing trade tensions toward the end of the year. U.S. stocks soared near record highs in December as the U.S. and China agreed to a limited trade war truce. Outside the U.S., European stocks advanced despite signs of slowing economic growth, a near-recession in Germany and Brexit-related uncertainty in the U.K. that remained unresolved until the very last month of the year. Emerging markets stocks advanced, overcoming bouts of volatility tied to global trade tensions.

The fund’s higher-than-index position relative to the top performing information technology sector as well as individual stock selection in that sector boosted the fund’s returns compared with the index. The fund’s fixed income investments also helped relative returns. On the downside, investments in tobacco company Altria detracted from the fund’s relative returns as its share price dipped lower than the broader market.

The fund’s portfolio managers exercise caution and continue to monitor cross-border trade discussions that could lead to further tensions on the one hand and central bank activity on the other, which could result in lower rates. Rate reductions could help mitigate some of the negative economic impacts of a reduction in global trade. Portfolio managers continue to stay the course of focusing on global research and stock-by-stock, bottom-up analysis.

Percent of net assets	Percent of net assets

Largest sectors in common stock holdings
Information technology	13.8%
Health care	11.0
Financials	9.5
Consumer staples	9.0
Industrials	7.4

Largest fixed income holdings (by issuer)[4]
U.S. Treasury	11.7%
Japanese Government	4.0
Fannie Mae	.8
Italian Government	.8
Greek Government	.7

Currency diversification	Percent of net assets

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	32.6%	18.5%	(1.0)%	3.2%	53.3%
Euros	8.6	3.8	1.4	—	13.8
British pounds	7.3	.3	.8	.1	8.5
Japanese yen	2.8	4.4	—	—	7.2
Swiss francs	4.4	—	—	—	4.4
New Taiwan dollars	2.2	—	—	—	2.2
Hong Kong dollars	2.0	—	—	—	2.0
Danish krone	1.3	.2	—	—	1.5
Canadian dollars	.6	.3	—	.3	1.2
Brazilian Real	1.1	.2	(.2)	—	1.1
Other currencies	1.3	4.5	(1.0)	—	4.8

					100.0%

Largest equity securities[4]	Percent of net assets

Merck	2.42%
ASML	2.35
AstraZeneca	2.34
TSMC	2.18
Broadcom	1.94

Microsoft	1.79%
Nestlé	1.59
British American Tobacco	1.52
Altria	1.40
JPMorgan Chase	1.40

26      American Funds Insurance Series

Global Balanced Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20195

	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio
Class 1	20.79%	7.25%	6.49%	.73%
Class 1A	20.54	7.02	6.24	.98
Class 2	20.44	6.97	6.21	.98
Class 4	20.21	6.76	6.09	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

The information shown includes affiliates of the same issuer when applicable. It does not include cash and cash equivalents or shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[5]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series       27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 9.70% for the 12 months ended December 31, 2019. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index1, which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, returned 8.72%.

The Federal Reserve began the year by pausing its rate hike campaign in response to market turbulence at the end of 2018. It then began to cut the federal funds rate over the summer. It reduced the rate three times to end the year with the target in a range of 1.50%-1.75%.

Security selection within agency mortgage backed pass-through securities was the primary detractor from relative results over the period. On the positive side, the fund benefitted from active duration management as interest rates declined over the period. Sector selection was also a positive factor as out-of-benchmark investments in Treasury Inflation Protected Securities (TIPS), investment grade corporate bonds, high yield, and emerging markets all helped results.

With the current economic expansion now more than 10 years old, it is the longest in the post-war period. While we expect the expansion to continue in 2020, late cycle economies may be susceptible to risks or idiosyncratic problems throwing them off balance. For that reason, we feel strongly that a core bond fund like Bond Fund should remain conservatively positioned with a long-term focus. Managers remain committed to pursuing all four roles of fixed income: income, diversification from equities, capital preservation and inflation protection. We aim to manage a fund that will help to provide stability for your portfolio in any market environment.

Largest holdings (by issuer)[2]	Percent of net assets

U.S. Treasury	28.74%
Fannie Mae	14.84
Freddie Mac	10.61
Ginnie Mae	3.84
UMBS	2.73

Teva Pharmaceutical	1.92%
State of Illinois	1.52
Broadcom	1.31
Southern California Edison	1.02
Japanese Government	1.02

28      American Funds Insurance Series

Bond Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Expense ratio
Class 1	9.70%	3.31%	3.87%	4.72%	.40%
Class 1A	9.36	3.06	3.62	4.46	.65
Class 2	9.36	3.05	3.60	4.46	.65
Class 4	9.08	2.78	3.36	4.21	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]

The information shown includes affiliates of the same issuer when applicable. It does not include cash and cash equivalents or shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series       29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund gained 8.08% for the 12 months ended December 31, 2019. This outpaced the fund’s benchmark, the Bloomberg Barclays Global Aggregate Index1, which measures global investment-grade bonds (rated BBB/Baa and above) and increased 6.84%.

Government bonds advanced as central banks around the world cut interest rates in an attempt to blunt the negative effects of a trade war. After raising rates in 2018, the U.S. Federal Reserve abruptly changed course and cut rates three times in 2019. Many other central banks followed the same path, while the European Central Bank took rates further into negative territory. The Treasury curve ultimately steepened after some flattening amid declining yields. Credit saw very sizable returns, with investment-grade and high-yield bonds gaining more than 14%. U.S. corporate spreads tightened sharply, by 60 basis points, to end at 93 basis points on an option-adjusted basis. The federal funds rate ended the year between 1.50% and 1.75%.

Sector/industry allocation helped results relative to the market index, as did careful security selection and the fund’s chosen exposure to countries. Investments in government bonds from Greece and Mexico were the largest individual contributors to relative results while Argentine government bonds were among the larger individual detractors.

As growth in the U.S. moderates, the fund’s portfolio managers seek to identify long-term investments around the world such as in emerging markets where corporate and high-yield debt may present opportunities. Given the fund’s core objective is to provide a high-level of total return over the long term, the fund’s portfolio managers maintain a cautious approach to investing in different sectors of the bond market, such as high-yield debt.

Percent of net assets

Currency weighting (after hedging) by country	Non-U.S. government bonds by country

United States[2]	42.7%
Eurozone[3]	20.7
Japan	15.8
United Kingdom	4.9
Canada	2.2
China	2.2
Malaysia	1.6
Denmark	1.4
India	1.2
Australia	1.0
Other	6.3

Total	100.0%

Japan	12.4%
Eurozone[3]:
Italy	4.2
Greece	3.9
Germany	1.3
France	1.1
Other	1.6

12.1
China	3.3
India	1.8
Malaysia	1.8
Brazil	1.6
South Africa	1.5
Romania	1.5
Canada	1.4
Mexico	1.4
United Kingdom	1.3
Israel	1.2
Norway	1.2
Other	9.7

Total	52.2%

Largest holdings (by issuer)[4]	Percent of net assets

U.S. Treasury	13.81%
Japanese Government	12.38
Greek Government	4.25
Italian Government	4.24
Fannie Mae	2.93

Canadian Government	2.29%
Freddie Mac	2.21
Chinese Government	1.97
Malaysian Government	1.83
China Development Bank	1.72

30      American Funds Insurance Series

Global Bond Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20196

	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio	Net expense ratio
Class 1	8.08%	2.54%	2.85%	4.07%	.59%	.50%
Class 1A	7.75	2.33	2.61	3.82	.84	.75
Class 2[7]	7.77	2.29	2.59	3.81	.84	.75
Class 4	7.54	2.04	2.38	3.58	1.09	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2020. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 10.9%.
[3]	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Greece, Italy, Luxembourg, Portugal, the Netherlands and Spain.
[4]

The information shown includes affiliates of the same issuer when applicable. It does not include cash and cash equivalents or shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[5]

Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

[6]	Periods greater than one year are annualized.
[7]

Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 12.85% for the 12 months ended December 31, 2019. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures fixed-rate non-investment-grade bonds and limits the exposure of an issuer to 2% was up 14.32%.

Bond returns were strong during the period. The Federal Reserve maintained its target rate for the first half of the year, but then reduced the target rate three times in the second half. The federal funds rate ended the year between 1.50% and 1.75%. The Treasury curve ultimately steepened after some flattening amid declining yields.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive outlook for the high yield market. We continue to monitor global central bank monetary policy actions, and believe that the higher yields and relatively short duration of high yield bonds should help mitigate any impact should rates begin to rise from current levels.

Largest holdings (by issuer)[2]	Percent of net assets

Valeant Pharmaceuticals International	2.54%
First Quantum Minerals	2.42
Petsmart	2.19
Teva Pharmaceutical	1.90
Centene	1.86

Cleveland-Cliffs	1.65%
Tenet Healthcare	1.53
Sprint Nextel	1.39
Endo International	1.39
CCO Holdings LLC and CCO Holdings Capital	1.37

32      American Funds Insurance Series

High-Income Bond Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	12.85%	5.36%	6.51%	8.67%	.51%
Class 1A	12.61	5.13	6.26	8.40	.76
Class 2	12.55	5.09	6.25	8.40	.76
Class 3	12.70	5.18	6.32	8.47	.69
Class 4	12.27	4.82	6.03	8.14	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]

The information shown includes affiliates of the same issuer when applicable. It does not include cash and cash equivalents or shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 5.30% for the 12 months ended December 31, 2019, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, rose 6.35%.

Bond returns were strong. The Federal Reserve paused rate hikes for the first half of the year and cut three times in the second half. The federal funds target rate ended the year between 1.50% and 1.75%. The Treasury curve ultimately steepened after some flattening amid declining yields.

Sector and security selection detracted from relative results, including holdings in U.S. Treasuries and interest rate swaps.

The fund’s portfolio managers remain focused on meeting the core objectives of the fund providing current income and protecting capital. The fund’s relatively low allocation to MBS Pass-Through securities, combined with an interest rate stance that anticipates that the yield curve will steepen, are positions that the portfolio managers expect will contribute to relative results in the future as markets evolve. More attractive valuations for mortgage investments are expected to emerge going forward amid a transition from our extended period of extremely low volatility to a more normal period of economic and asset price uncertainty.

34      American Funds Insurance Series

Mortgage Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20192

	1 year	5 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio
Class 1	5.30%	2.38%	2.68%	.48%	.30%
Class 1A	5.09	2.14	2.43	.73	.55
Class 2	5.04	2.12	2.43	.73	.55
Class 4	4.80	1.88	2.24	.98	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2020. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 1.92% for the 12 months ended December 31, 2019, compared with a 2.69% rise in the Bloomberg Barclays Short-Term Government/Corporate Index1, which consists of investment-grade (rated BBB/Baa and above), fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. With a focus on capital preservation and liquidity, the fund continues to be managed in a relatively conservative manner compared to the above-described index.

The fund’s returns were higher than in 2018 even as the Federal Reserve paused rate hikes for the first half of the year and cut three times in the second half. The federal funds rate ended the year between 1.50% and 1.75%. The Treasury curve ultimately steepened after some flattening amid declining yields. Assuming the current interest rate environment and solid U.S. economic conditions persist, the fund has the potential to continue to provide income.

36      American Funds Insurance Series

Ultra-Short Bond Fund

Total returns based on a $1,000 investment For periods ended December 31, 20192

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	1.92%	0.81%	0.30%	3.39%	.37%
Class 1A	1.92	0.71	0.12	3.16	.62
Class 2	1.62	0.56	0.05	3.14	.62
Class 3	1.76	0.62	0.12	3.21	.55
Class 4	1.40	0.30	-0.13	2.90	.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

Commercial paper	71.7%
Federal agency discount notes	14.7
Bonds & notes of governments & government agencies outside the U.S.	10.0
U.S. Treasury bills	3.5
Other assets less liabilities	.1

Total	100.0%

American Funds Insurance Series      37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund rose 5.69% for the 12 months ended December 31, 2019, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, increased by 6.63%.

Bond returns were strong during the period. The Federal Reserve maintained its target rate for the first half of the year, but then reduced the target rate three times in the second half. The federal funds rate ended the year between 1.50% and 1.75%. The Treasury curve ultimately steepened after some flattening amid declining yields.

During the period, the fund’s interest rate positioning detracted from relative returns, including investments in interest rate swaps.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. The fund’s portfolio managers have positioned the fund with the expectation that rate hikes in the near future are unlikely as the Federal Reserve wants to extend the economic expansion and to also raise inflation closer to its stated “strong commitment” to a symmetric target of 2%. We believe this stance by the Federal Reserve can lead to a steepening yield curve and potentially higher inflation expectations.

38      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20192

	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio
Class 1	5.69%	2.35%	2.97%	5.71%	.38%
Class 1A	5.42	2.13	2.74	5.45	.63
Class 2	5.31	2.07	2.72	5.45	.63
Class 3	5.49	2.15	2.79	5.52	.56
Class 4	5.14	1.83	2.51	5.20	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2019	Percent of net assets

American Funds Insurance Series      39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 22.01% for the 12 months ended December 31, 2019. S&P 500 Managed Risk Index — Moderate Aggressive1 was up 20.47%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 31.49%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM and American Funds Insurance Series — Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments in communication services added to relative returns, while investments in consumer discretionary detracted from the fund’s relative results.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	22.01%	9.87%	9.94%	.79%	.74%
Class P2	21.74	9.55	9.62	1.04	.99

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40      American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 17.91% for the 12 months ended December 31, 2019, compared to the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive1, which increased 18.78%. The MSCI ACWI (All Country World Index) ex USA2 increased by 21.51%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — International FundSM and American Funds Insurance Series — Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s security selection and a lower-than-index position in the communication services sector added to relative returns, while stock selection in the materials sector detracted from relative results.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	17.91%	4.62%	3.94%	.97%	.89%
Class P2	17.64	4.19	3.55	1.22	1.14

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 14.14% for the 12 months ended December 31, 2019. S&P 500 Managed Risk Index — Moderate1 was up 19.14%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 31.49%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth FundSM and American Funds Insurance Series — U.S. Government/AAA-Rated Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Blue Chip Income and Growth Fund’s investments in the real estate sector added to relative returns, while investments in health care detracted from the fund’s relative results.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	14.14%	5.33%	7.09%	.84%	.79%
Class P2	13.88	4.96	6.72	1.09	1.04

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42      American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 19.14% for the 12 months ended December 31, 2019. S&P 500 Managed Risk Index — Moderate1 was up 19.14%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 31.49%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income FundSM and American Funds Insurance Series — Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investments in industrials added to relative returns, while investments in materials detracted from the fund’s relative results. At the security level within the materials sector, a top detractor from relative results included Vale in the metals and mining industry.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20193

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	19.14%	7.80%	8.97%	.73%	.68%
Class P2	18.84	7.47	8.63	.98	.93

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 18.25% for the 12 months ended December 31, 2019. S&P 500 Managed Risk Index — Moderate Conservative1 was up 18.05%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 31.49%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investments in the financials sector added to relative returns, while investments in health care detracted from the fund’s relative results.

44      American Funds Insurance Series

Managed Risk Asset Allocation Fund

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20194

	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio
Class P1	18.25%	6.72%	8.00%	.71%	.66%
Class P2	17.98	6.45	7.73	.96	.91

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Source: Bloomberg Index Services Ltd.
[4]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      45

Global Growth Fund

Summary investment portfolio December 31, 2019

Common stocks 96.83%

	Shares	Value (000)

Information technology 29.11%

ASML Holding NV1	648,442	$193,113
ASML Holding NV (New York registered)	510,500	151,077
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	27,188,000	301,093
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	19,463
Microsoft Corp.	1,999,800	315,368
Visa Inc., Class A	1,142,800	214,732
Broadcom Inc.	487,050	153,918
Temenos AG1	637,000	100,711
Paycom Software, Inc.[2]	357,000	94,519
SimCorp AS1	425,000	48,292
Adyen NV1,2	56,700	46,656
PagSeguro Digital Ltd., Class A2	1,340,900	45,805
Adobe Inc.[2]	135,000	44,524
Amphenol Corp., Class A	373,500	40,424
Other securities		209,884

		1,979,579

Consumer discretionary 17.93%

Amazon.com, Inc.[2]	173,800	321,155
Alibaba Group Holding Ltd.[1,2]	6,844,000	181,984
Takeaway.com NV1,2	740,000	68,355
Just Eat PLC[1,2]	5,292,000	58,725
Ocado Group PLC[1,2]	3,115,000	52,890
Naspers Ltd., Class N1	277,000	45,276
Moncler SpA[1]	915,000	41,155
NIKE, Inc., Class B	370,500	37,535
Other securities		412,427

		1,219,502

Health care 10.91%

UnitedHealth Group Inc.	324,200	95,308
AstraZeneca PLC[1]	721,300	72,165
Merck & Co., Inc.	775,600	70,541
Boston Scientific Corp.[2]	1,373,700	62,119
Pfizer Inc.	1,424,000	55,792
DexCom, Inc.[2]	253,000	55,341
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,680,000	55,222
Mettler-Toledo International Inc.[2]	65,000	51,563
Other securities		224,092

		742,143

Financials 10.30%

AIA Group Ltd.[1]	13,206,300	138,952
Kotak Mahindra Bank Ltd.[1]	3,917,000	92,383
JPMorgan Chase & Co.	614,600	85,675
MarketAxess Holdings Inc.	211,000	79,992
Tradeweb Markets Inc., Class A	1,501,303	69,586
Other securities		233,882

		700,470

Consumer staples 8.12%

British American Tobacco PLC[1]	2,970,800	126,572
Nestlé SA1	739,650	80,131
Philip Morris International Inc.	919,500	78,240
Altria Group, Inc.	1,125,000	56,149
Keurig Dr Pepper Inc.	1,624,000	47,015
Other securities		163,686

		551,793

46      American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)

Communication services 7.87%

Alphabet Inc., Class A2	115,600	$ 154,833
Alphabet Inc., Class C2	71,052	94,998
Tencent Holdings Ltd.[1]	2,230,000	107,572
Facebook, Inc., Class A2	421,640	86,542
Nintendo Co., Ltd.[1]	137,400	55,461
Other securities		35,926

		535,332

Industrials 7.76%

Airbus SE, non-registered shares[1]	1,093,500	160,436
MTU Aero Engines AG1	167,000	47,688
Geberit AG1	65,000	36,490
Other securities		282,712

		527,326

Materials 2.73%

Sherwin-Williams Co.	155,500	90,740
Other securities		95,059

		185,799

Energy 2.02%

Reliance Industries Ltd.[1]	1,795,200	38,132
Other securities		99,232

		137,364

Utilities 0.08%

Other securities		5,646

Total common stocks (cost: $3,768,489,000)		6,584,954

Preferred securities 1.66%

Health care 1.20%

Sartorius AG, nonvoting preferred, non-registered shares[1]	381,500	81,675

Information technology 0.46%

Other securities		30,909

Total preferred securities (cost: $43,479,000)		112,584

Short-term securities 2.01%

Money market investments 2.01%

Capital Group Central Cash Fund 1.73%[3]	1,371,403	137,140

Total short-term securities (cost: $136,878,000)		137,140

Total investment securities 100.50% (cost: $3,948,846,000)		6,834,678
Other assets less liabilities (0.50)%		(34,231)

Net assets 100.00%		$6,800,447

American Funds Insurance Series      47

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,312,961,000, which represented 48.72% of the net assets of the fund. This amount includes $3,300,466,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

48      American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio December 31, 2019

Common stocks 94.84%

	Shares	Value (000)

Health care 22.15%

Insulet Corp.[1]	815,300	$139,579
GWPharmaceuticals PLC (ADR)[1]	823,718	86,128
Notre Dame Intermédica Participações SA	4,228,500	71,742
Haemonetics Corp.[1]	619,200	71,146
Allakos Inc.[1,2]	683,880	65,215
CONMED Corp.	581,200	64,996
Integra LifeSciences Holdings Corp.[1]	906,825	52,850
Mani, Inc.[3]	1,632,529	46,675
Cortexyme, Inc.[1,2]	695,324	39,035
iRhythm Technologies, Inc.[1]	515,500	35,100
PRA Health Sciences, Inc.[1]	306,100	34,023
New Frontier Health Corp., Class A1,3,4	2,680,000	26,666
Other securities		290,189

		1,023,344

Information technology 18.84%

Cree, Inc.[1]	1,199,900	55,375
Ceridian HCM Holding Inc.[1]	799,400	54,263
Net One Systems Co., Ltd.[3]	1,556,965	40,002
Network International Holdings PLC[1,3]	4,570,562	38,792
Avast PLC[3]	5,839,000	35,104
Alteryx, Inc., Class A1	340,000	34,024
SimCorp AS3	297,250	33,776
Bechtle AG, non-registered shares[3]	226,305	31,756
Carel Industries SpA[2,3]	1,947,251	30,292
Qorvo, Inc.[1]	241,800	28,104
Appfolio, Inc., Class A1	251,270	27,627
Other securities		461,432

		870,547

Industrials 14.87%

International Container Terminal Services, Inc.[3]	23,981,620	60,824
Nihon M&A Center Inc.[3]	1,710,692	59,090
VARTA AG, non-registered shares[1,3]	280,402	38,232
Meggitt PLC[3]	3,321,300	28,942
Tomra Systems ASA[3]	857,587	27,197
Marel hf., non-registered shares (ISK denominated)[3]	4,899,903	24,908
Marel hf., non-registered shares (EUR denominated)[1,3]	333,333	1,705
Other securities		445,981

		686,879

Consumer discretionary 14.63%

frontdoor, inc.[1]	1,355,200	64,264
Luckin Coffee Inc., Class A (ADR)[1,2]	1,472,220	57,947
Helen of Troy Ltd.[1]	283,000	50,881
Mattel, Inc.[1,2]	3,338,800	45,241
Wyndham Hotels & Resorts, Inc.	631,500	39,664
Five Below, Inc.[1]	305,000	38,997
Melco International Development Ltd.[3]	12,619,000	35,517
GVC Holdings PLC[3]	2,934,000	34,409
Thor Industries, Inc.	446,000	33,133
Other securities		275,830

		675,883

American Funds Insurance Series      49

Global Small Capitalization Fund

Common stocks (continued)

	Shares	Value (000)

Financials 7.69%

Cannae Holdings, Inc.[1]	1,625,000	$ 60,434
Kotak Mahindra Bank Ltd.[3]	2,448,225	57,742
Essent Group Ltd.	750,841	39,036
Trupanion, Inc.[1,2]	973,800	36,479
IndusInd Bank Ltd.[3]	1,579,646	33,434
Other securities		128,424

		355,549

Real estate 3.98%

Altus Group Ltd.	932,800	27,268
MGM Growth Properties LLC REIT, Class A	864,500	26,773
Embassy Office Parks REIT[3]	4,509,000	26,767
Other securities		102,925

		183,733

Materials 3.89%

Allegheny Technologies Inc.[1]	1,413,900	29,211
Other securities		150,334

		179,545

Communication services 3.16%

Altice Europe NV, Class A1,3	4,363,000	28,195
Other securities		117,732

		145,927

Consumer staples 2.66%
Other securities		123,044

Energy 1.58%
Other securities		73,080

Utilities 1.39%

ENN Energy Holdings Ltd.[3]	4,262,900	46,609
Other securities		17,485

		64,094

Total common stocks (cost: $3,225,972,000)		4,381,625

Preferred securities 1.02%

Other 1.02%
Other securities		47,209

Total preferred securities (cost: $36,660,000)		47,209

Rights & warrants 0.00%

Health care 0.00%
Other securities		53

Total rights & warrants (cost: $0)		53

50      American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 6.03%

	Shares	Value (000)

Money market investments 6.03%

Capital Group Central Cash Fund 1.73%[5]	1,926,005	$192,600
Fidelity Institutional Money Market Funds—Government Portfolio 1.49%[5,6]	11,671,469	11,672
Goldman Sachs Financial Square Government Fund 1.50%[5,6]	9,901,092	9,901
Invesco—Short-term Investments Trust—Government & Agency Portfolio 1.50%[5,6]	13,138,720	13,139
Morgan Stanley Institutional Liquidity Funds—Government Portfolio 1.51%[5,6]	51,521,183	51,521

		278,833

Total short-term securities (cost: $278,593,000)		278,833

Total investment securities 101.89% (cost: $3,541,225,000)		4,707,720
Other assets less liabilities (1.89)%		(87,447)

Net assets 100.00%		$4,620,273

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $44,058,000, an aggregate cost of $37,986,000, and which represented .95% of the net assets of the fund) were acquired from 5/1/2015 to 12/26/2019 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 0.28%
Health care 0.28%
NuCana PLC (ADR)[1,2]	2,067,724	15,980	—	2,083,704	$—	$(17,366)	$—	$12,711

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities, “ was $102,111,000, which represented 2.21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,960,603,000, which represented 42.43% of the net assets of the fund. This amount includes $1,889,826,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[4]

Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $41,018,000, which represented .89% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 12/31/2019.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

ISK = Icelandic kronor

See notes to financial statements.

American Funds Insurance Series      51

Growth Fund

Summary investment portfolio December 31, 2019

Common stocks 96.25%

	Shares	Value (000)

Information technology 25.15%

Microsoft Corp.	10,468,400	$1,650,867
Broadcom Inc.	2,430,100	767,960
ASML Holding NV (New York registered)	1,161,800	343,823
ASML Holding NV1	985,000	293,343
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	30,792,000	341,005
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,419,592	140,578
Visa Inc., Class A	2,256,600	424,015
RingCentral, Inc., Class A2	1,557,200	262,653
ServiceNow, Inc.[2]	921,500	260,158
Intel Corp.	4,013,000	240,178
Autodesk, Inc.[2]	1,096,000	201,072
Fiserv, Inc.[2]	1,573,600	181,955
Workday, Inc., Class A2	987,000	162,312
Mastercard Inc., Class A	538,000	160,641
Other securities		1,729,830

		7,160,390

Communication services 18.20%

Facebook, Inc., Class A2	7,578,400	1,555,467
Netflix, Inc.[2]	3,251,160	1,051,978
Alphabet Inc., Class C2	552,300	738,436
Alphabet Inc., Class A2	157,500	210,954
Charter Communications, Inc., Class A2	946,280	459,021
T-Mobile US, Inc.[2]	4,885,000	383,082
Activision Blizzard, Inc.	6,317,500	375,386
Comcast Corp., Class A	5,135,900	230,961
Other securities		175,162

		5,180,447

Health care 16.70%

UnitedHealth Group Inc.	3,190,800	938,031
Intuitive Surgical, Inc.[2]	1,049,100	620,176
Regeneron Pharmaceuticals, Inc.[2]	1,341,000	503,519
Humana Inc.	1,269,500	465,297
Vertex Pharmaceuticals Inc.[2]	1,434,579	314,101
Boston Scientific Corp.[2]	5,085,000	229,944
Centene Corp.[2]	3,484,800	219,089
Thermo Fisher Scientific Inc.	534,500	173,643
Cigna Corp.	739,902	151,303
Seattle Genetics, Inc.[2]	1,248,154	142,614
Other securities		995,508

		4,753,225

Consumer discretionary 11.29%

Amazon.com, Inc.[2]	557,016	1,029,276
Tesla, Inc.[2]	1,908,500	798,383
Home Depot, Inc.	1,206,000	263,366
Other securities		1,122,701

		3,213,726

Financials 8.49%

Goldman Sachs Group, Inc.	1,052,400	241,978
JPMorgan Chase & Co.	1,343,000	187,214
Wells Fargo & Co.	3,011,800	162,035
Legal & General Group PLC[1]	40,158,246	161,788
First Republic Bank	1,376,000	161,611
PNC Financial Services Group, Inc.	919,800	146,828
Bank of America Corp.	4,015,000	141,408
Intercontinental Exchange, Inc.	1,490,900	137,983
Other securities		1,075,635

		2,416,480

52      American Funds Insurance Series

Growth Fund

Common stocks

	Shares	Value (000)

Industrials 6.44%

TransDigm Group Inc.	689,000	$385,840
MTU Aero Engines AG1	1,034,033	295,275
CSX Corp.	1,882,200	136,196
Airbus SE, non-registered shares[1]	920,327	135,028
Other securities		882,578

		1,834,917

Materials 2.83%

Other securities		806,455

Consumer staples 2.72%

Altria Group, Inc.	3,140,182	156,727
Costco Wholesale Corp.	522,900	153,691
Kerry Group PLC, Class A1	1,100,000	136,951
Other securities		326,896

		774,265

Energy 2.45%

Other securities		698,230

Real estate 1.71%

Equinix, Inc. REIT	440,100	256,887
Other securities		229,970

		486,857

Utilities 0.27%

Other securities		77,731

Total common stocks (cost: $14,882,833,000)		27,402,723

Convertible bonds 0.09%	Principal amount (000)

Consumer staples 0.09%
Other securities		25,000

Total convertible bonds (cost: $25,000,000)		25,000

Short-term securities 3.87%	Shares

Money market investments 3.87%

Capital Group Central Cash Fund 1.73%[3]	11,024,924	1,102,492

Total short-term securities (cost: $1,102,383,000)		1,102,492

Total investment securities 100.21% (cost: $16,010,216,000)		28,530,215
Other assets less liabilities (0.21)%		(60,556)

Net assets 100.00%		$28,469,659

American Funds Insurance Series      53

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $38,849,000, an aggregate cost of $37,000,000, and which represented .14% of the net assets of the fund) was acquired on 12/21/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,186,070,000, which represented 7.68% of the net assets of the fund. This amount includes $2,122,221,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

54      American Funds Insurance Series

International Fund

Summary investment portfolio December 31, 2019

Common stocks 92.87%

	Shares	Value (000)

Financials 16.40%

AIA Group Ltd.[1]	40,985,700	$431,237
HDFC Bank Ltd.[1]	17,086,200	304,509
HDFC Bank Ltd. (ADR)	531,294	33,668
Kotak Mahindra Bank Ltd.[1]	8,121,048	191,537
Axis Bank Ltd.[1]	7,270,300	75,310
Axis Bank Ltd.[1,2]	3,222,055	34,069
BNP Paribas SA1	1,722,058	102,509
Ping An Insurance (Group) Co. of China, Ltd., Class H1	6,867,600	81,355
Other securities		398,032

		1,652,226

Consumer discretionary 13.95%

Alibaba Group Holding Ltd. (ADR)[3]	1,635,100	346,805
Sony Corp.[1]	2,051,700	139,653
MercadoLibre, Inc.[3]	190,000	108,669
Meituan Dianping, Class B1,3	7,500,347	98,223
Kering SA1	139,238	91,726
Galaxy Entertainment Group Ltd.[1]	11,306,000	83,334
Ryohin Keikaku Co., Ltd.[1]	3,319,000	77,413
Other securities		460,340

		1,406,163

Industrials 13.85%

Airbus SE, non-registered shares[1]	2,723,949	399,652
Recruit Holdings Co., Ltd.[1]	3,871,300	145,678
Melrose Industries PLC[1]	37,984,233	121,412
Safran SA1	523,100	81,088
Rheinmetall AG1	639,400	73,528
Rolls-Royce Holdings PLC[1,3]	8,080,688	73,172
Knorr-Bremse AG, non-registered shares[1]	703,099	71,566
Komatsu Ltd.[1]	2,880,500	69,061
Other securities		360,594

		1,395,751

Health care 12.43%

Novartis AG1	2,624,133	248,617
Daiichi Sankyo Co., Ltd.[1]	2,160,000	142,631
Chugai Pharmaceutical Co., Ltd.[1]	1,243,500	114,531
Takeda Pharmaceutical Co. Ltd.[1]	2,859,865	113,302
Grifols, SA, Class A, non-registered shares[1]	2,656,981	93,813
Grifols, SA, Class B (ADR)	793,690	18,485
Alcon Inc.[1,3]	1,903,239	107,818
Fresenius SE & Co. KGaA[1]	1,819,000	102,675
Teva Pharmaceutical Industries Ltd. (ADR)[3]	7,216,598	70,723
Other securities		239,573

		1,252,168

Information technology 7.24%

ASML Holding NV1	682,174	203,158
Samsung Electronics Co., Ltd.[1]	3,702,250	178,390
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	6,183,000	68,474
Other securities		279,537

		729,559

Materials 6.73%

Vale SA, ordinary nominative (ADR)	15,349,717	202,616
Vale SA, ordinary nominative	102,481	1,358
Asahi Kasei Corp.[1]	12,779,780	143,397
Other securities		330,520

		677,891

American Funds Insurance Series      55

International Fund

Common stocks (continued)

	Shares	Value (000)

Consumer staples 6.72%

Pernod Ricard SA1	785,326	$ 140,578
Nestlé SA1	1,142,100	123,731
Kirin Holdings Co., Ltd.[1]	4,041,800	88,154
KOSÉ Corp.[1]	458,100	66,954
Other securities		257,726

		677,143

Communication services 4.91%

SoftBank Group Corp.[1]	4,168,200	181,469
Tencent Holdings Ltd.[1]	2,555,987	123,297
Altice Europe NV, Class A1,3	13,236,760	85,540
Other securities		104,327

		494,633

Energy 4.86%

Reliance Industries Ltd.[1]	5,591,364	118,767
Royal Dutch Shell PLC, Class B1	2,148,307	64,014
Oil Search Ltd.[1]	13,449,600	68,611
Other securities		238,598

		489,990

Utilities 3.56%

ENN Energy Holdings Ltd.[1]	14,004,000	153,115
China Gas Holdings Ltd.[1]	24,134,000	90,467
E.ON SE1	7,101,000	75,944
Other securities		39,455

		358,981

Real estate 2.22%

China Overseas Land & Investment Ltd.[1]	23,746,000	92,741
Other securities		130,568
		223,309

Total common stocks (cost: $6,922,555,000)		9,357,814

Preferred securities 1.20%

Health care 0.70%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	70,526

Financials 0.50%

Other securities		50,234

Total preferred securities (cost: $99,792,000)		120,760

Rights & warrants 0.23%

Health care 0.23%

Other securities		22,939

Total rights & warrants (cost: $13,238,000)		22,939

	Principal amount (000)

Bonds, notes & other debt instruments 0.44%

Corporate bonds & notes 0.33%

Other 0.33%
Other securities		33,135

56      American Funds Insurance Series

International Fund

	Principal amount (000)	Value (000)

Bonds, notes & other debt instruments

Bonds & notes of governments outside the U.S. 0.11%

Bonds & notes of governments & government agencies outside the U.S. 0.11%

Other securities		$11,194

Total bonds, notes & other debt instruments (cost: $38,713,000)		44,329

	Shares

Short-term securities 5.41%

Money market investments 5.41%

Capital Group Central Cash Fund 1.73%[4]	5,444,569	544,457

Total short-term securities (cost: $544,206,000)		544,457

Total investment securities 100.15% (cost: $7,618,504,000)		10,090,299
Other assets less liabilities (0.15)%		(14,868)

Net assets 100.00%		$10,075,431

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities (with an aggregate value of $49,827,000, which represented .49% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD 17,024	GBP 12,948	Barclays Bank PLC	1/9/2020	$(131)

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $8,247,137,000, which represented 81.85% of the net assets of the fund. This amount includes $8,199,688,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 12/31/2019.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	11/14/2017	$17,232	$34,069.34%

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      57

New World Fund

Summary investment portfolio December 31, 2019

Common stocks 88.36%

	Shares	Value (000)

Information technology 23.02%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	9,405,000	$104,155
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	250,000	14,525
PagSeguro Digital Ltd., Class A2	2,921,023	99,782
Microsoft Corp.	538,524	84,925
StoneCo Ltd., Class A2	1,780,826	71,037
Keyence Corp.[1]	140,000	49,553
Broadcom Inc.	156,350	49,410
Visa Inc., Class A	223,400	41,977
PayPal Holdings, Inc.[2]	353,000	38,184
EPAM Systems, Inc.[2]	158,100	33,543
Adobe Inc.[2]	100,400	33,113
Largan Precision Co., Ltd.[1]	181,000	30,243
Autodesk, Inc.[2]	146,100	26,804
Mastercard Inc., Class A	79,800	23,827
Halma PLC[1]	843,000	23,666
Other securities		140,773

		865,517

Financials 13.11%

HDFC Bank Ltd.[1]	4,410,200	78,598
Kotak Mahindra Bank Ltd.[1]	2,942,900	69,409
B3 SA - Brasil, Bolsa, Balcao	5,593,400	59,748
AIA Group Ltd.[1]	5,316,600	55,939
Sberbank of Russia PJSC (ADR)[1]	1,371,100	22,560
Sberbank of Russia PJSC (ADR)	682,500	11,193
HDFC Life Insurance Co. Ltd.[1]	3,387,520	29,718
XP Inc., Class A2	725,900	27,962
Bank Central Asia Tbk PT1	9,869,000	23,709
Other securities		114,102

		492,938

Energy 9.90%

Reliance Industries Ltd.[1]	11,548,513	245,304
Royal Dutch Shell PLC, Class B1	1,126,400	33,564
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,429,000	22,778
Other securities		70,542

		372,188

Health care 9.15%

Notre Dame Intermédica Participações SA	2,800,868	47,520
BioMarin Pharmaceutical Inc.[2]	389,600	32,941
Carl Zeiss Meditec AG, non-registered shares[1]	216,552	27,619
AstraZeneca PLC[1]	269,800	26,993
Yunnan Baiyao Group Co., Ltd., Class A1	2,000,000	25,699
Abbott Laboratories	263,000	22,844
Illumina, Inc.[2]	67,000	22,227
Other securities		138,229

		344,072

Materials 8.32%

Vale SA, ordinary nominative	2,881,660	38,182
Vale SA, ordinary nominative (ADR)	1,976,000	26,083
Freeport-McMoRan Inc.	3,945,000	51,758
Fortescue Metals Group Ltd.[1]	4,618,395	34,809
UPM-Kymmene Oyj[1]	894,000	30,984
First Quantum Minerals Ltd.	2,305,000	23,377
Other securities		107,595

		312,788

58      American Funds Insurance Series

New World Fund

Common stocks

	Shares	Value (000)

Consumer discretionary 7.02%

Alibaba Group Holding Ltd.[1,2]	1,355,096	$36,032
Alibaba Group Holding Ltd. (ADR)[2]	30,300	6,427
Melco Resorts & Entertainment Ltd. (ADR)	931,500	22,514
Marriott International, Inc., Class A	144,800	21,927
Other securities		177,095

		263,995

Communication services 5.88%

Facebook, Inc., Class A2	268,000	55,007
Alphabet Inc., Class C2	23,220	31,046
Alphabet Inc., Class A2	10,000	13,394
Other securities		121,865

		221,312

Consumer staples 5.58%

Kweichow Moutai Co., Ltd., Class A1	334,161	56,813
Nestlé SA1	333,296	36,108
Treasury Wine Estates Ltd.[1]	2,885,454	32,974
Other securities		83,858

		209,753

Industrials 4.40%

Airbus SE, non-registered shares[1]	276,729	40,601
Shanghai International Airport Co., Ltd., Class A1	2,014,760	22,791
Nidec Corp.[1]	165,000	22,540
Other securities		79,556

		165,488

Real estate 1.09%

Other securities		41,216

Utilities 0.89%

Other securities		33,336

Total common stocks (cost: $2,372,140,000)		3,322,603

Preferred securities 1.90%

Industrials 0.65%

Azul SA, preferred nominative (ADR)[2]	433,223	18,542
Azul SA, preferred nominative[2]	419,250	6,074

		24,616

Other 1.25%

Other securities		46,788

Total preferred securities (cost: $50,498,000)		71,404

Rights & warrants 0.70%

Other 0.70%

Other securities		26,479

Total rights & warrants (cost: $15,629,000)		26,479

	Principal amount (000)

Bonds, notes & other debt instruments 2.57%

Bonds & notes of governments & government agencies outside the U.S. 2.35%

Other securities		88,624

American Funds Insurance Series      59

New World Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds & notes 0.22%

Other 0.22%

Other securities		$8,190
Total corporate bonds & notes		8,190

Total bonds, notes & other debt instruments (cost: $92,583,000)		96,814

Short-term securities 6.56%	Shares

Money market investments 6.35%

Capital Group Central Cash Fund 1.73%[3]	2,386,731	238,673

	Principal amount (000)

Other short-term securities 0.21%

Other securities		7,930

Total short-term securities (cost: $251,630,000)		246,603

Total investment securities 100.09% (cost: $2,782,480,000)		3,763,903
Other assets less liabilities (0.09)%		(3,492)

Net assets 100.00%		$3,760,411

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities (with an aggregate value of $61,434,000, which represented 1.63% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities“ also includes securities on loan. The total value of securities on loan was $2,679,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,928,580,000, which represented 51.29% of the net assets of the fund. This amount includes $1,899,554,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

60      American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2019

Common stocks 96.37%

	Shares	Value (000)

Health care 21.60%

Abbott Laboratories	5,266,500	$ 457,448
UnitedHealth Group Inc.	1,137,000	334,255
AbbVie Inc.	3,603,660	319,068
Amgen Inc.	1,194,510	287,961
Gilead Sciences, Inc.	2,845,712	184,914
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	101,271
Humana Inc.	259,000	94,929
Medtronic PLC	700,000	79,415
Other securities		146,171

		2,005,432

Information technology 15.66%

Microsoft Corp.	2,469,200	389,393
QUALCOMM Inc.	2,846,800	251,173
Broadcom Inc.	575,100	181,743
Apple Inc.	400,000	117,460
Mastercard Inc., Class A	337,000	100,625
Intel Corp.	1,680,000	100,548
Texas Instruments Inc.	780,000	100,066
Accenture PLC, Class A	400,000	84,228
Automatic Data Processing, Inc.	338,500	57,715
Other securities		70,326

		1,453,277

Energy 13.73%

Exxon Mobil Corp.	4,883,200	340,750
EOG Resources, Inc.	3,208,800	268,769
Diamondback Energy, Inc.	1,320,033	122,578
Schlumberger Ltd.	2,602,000	104,600
Baker Hughes Co., Class A	3,942,000	101,034
Concho Resources Inc.	859,500	75,266
TC Energy Corp.	1,350,000	71,969
Royal Dutch Shell PLC, Class B (ADR)	1,134,000	68,006
Other securities		121,236

		1,274,208

Consumer staples 10.82%

Philip Morris International Inc.	3,005,600	255,747
British American Tobacco PLC (ADR)	4,935,830	209,575
Constellation Brands, Inc., Class A	793,100	150,491
Costco Wholesale Corp.	273,000	80,240
Coca-Cola Co.	1,387,000	76,770
Altria Group, Inc.	1,500,000	74,865
Other securities		156,377

		1,004,065

Industrials 9.91%

CSX Corp.	3,628,500	262,558
General Dynamics Corp.	1,421,634	250,705
Illinois Tool Works Inc.	650,000	116,760
Airbus Group SE (ADR)	2,639,000	96,983
United Technologies Corp.	500,000	74,880
Union Pacific Corp.	400,000	72,316
Other securities		45,917

		920,119

American Funds Insurance Series      61

Blue Chip Income and Growth Fund

Common stocks (continued)

	Shares	Value (000)

Communication services 6.88%

Facebook, Inc., Class A1	1,339,800	$ 274,994
Alphabet Inc., Class A1	103,775	138,995
Alphabet Inc., Class C1	3,000	4,011
Verizon Communications Inc.	1,604,500	98,516
Comcast Corp., Class A	1,970,000	88,591
Other securities		33,749

		638,856

Financials 5.12%

JPMorgan Chase & Co.	1,309,000	182,475
Wells Fargo & Co.	1,500,000	80,700
U.S. Bancorp	1,000,000	59,290
Other securities		152,813

		475,278

Consumer discretionary 4.87%

Lowe’s Cos., Inc.	1,314,975	157,481
McDonald’s Corp.	500,000	98,805
Other securities		196,078

		452,364

Utilities 3.10%

Public Service Enterprise Group Inc.	2,594,000	153,176
American Electric Power Co., Inc.	600,000	56,706
Other securities		78,146

		288,028

Real estate 2.35%

Other securities		217,896

Materials 2.33%

Linde PLC	884,700	188,353
Other securities		27,638

		215,991

Total common stocks (cost: $6,823,043,000)		8,945,514

Rights & warrants 0.14%

Financials 0.14%

Other securities		13,179

Total rights & warrants (cost: $19,905,000)		13,179

Convertible stocks 0.06%

Health care 0.06%

Other securities		5,777

Total convertible stocks (cost: $4,979,000)		5,777

62      American Funds Insurance Series

Blue Chip Income and Growth Fund

Short-term securities 3.37%

	Shares	Value (000)

Money market investments 3.37%

Capital Group Central Cash Fund 1.73%[2]	3,124,623	$312,462

Total short-term securities (cost: $312,432,000)		312,462

Total investment securities 99.94% (cost: $7,160,359,000)		9,276,932
Other assets less liabilities 0.06%		5,429

Net assets 100.00%		$9,282,361

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series      63

Global Growth and Income Fund

Summary investment portfolio December 31, 2019

Common stocks 96.65%

	Shares	Value (000)

Information technology 15.69%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	8,650,800	$95,803
Microsoft Corp.	281,000	44,314
PagSeguro Digital Ltd., Class A2	1,128,752	38,558
Broadcom Inc.	121,200	38,302
Apple Inc.	112,390	33,003
ASML Holding NV1	70,000	20,847
Other securities		64,750

		335,577

Industrials 12.59%

Airbus SE, non-registered shares[1]	623,200	91,434
CCR SA, ordinary nominative	7,680,800	36,240
Lockheed Martin Corp.	66,000	25,699
Safran SA1	123,500	19,144
Rheinmetall AG1	151,500	17,422
Boeing Co.	49,400	16,093
Other securities		63,201

		269,233

Financials 11.87%

Sberbank of Russia PJSC (ADR)[1]	1,710,000	28,136
AIA Group Ltd.[1]	2,503,000	26,336
HDFC Bank Ltd.[1]	1,288,000	22,955
Toronto-Dominion Bank (CAD denominated)	300,700	16,865
DBS Group Holdings Ltd.[1]	803,000	15,478
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,195,000	14,156
CME Group Inc., Class A	70,000	14,050
Sony Financial Holdings Inc.[1]	550,000	13,165
Other securities		102,601

		253,742

Consumer discretionary 9.58%

LVMH Moët Hennessy-Louis Vuitton SE1	56,200	26,174
Home Depot, Inc.	75,500	16,488
Norwegian Cruise Line Holdings Ltd.[2]	275,000	16,063
Flutter Entertainment PLC[1]	124,000	15,143
Alibaba Group Holding Ltd.[1,2]	558,400	14,848
Other securities		116,164

		204,880

Health care 9.36%

UnitedHealth Group Inc.	86,300	25,370
AstraZeneca PLC[1]	167,000	16,708
Boston Scientific Corp.[2]	351,000	15,872
Merck & Co., Inc.	169,850	15,448
Abbott Laboratories	171,000	14,853
Novartis AG1	148,000	14,022
Fleury SA, ordinary nominative	1,750,000	13,281
Other securities		84,510

		200,064

Communication services 8.45%

Nintendo Co., Ltd.[1]	235,700	95,140
Alphabet Inc., Class A2	21,800	29,199
Alphabet Inc., Class C2	7,000	9,359
Comcast Corp., Class A	296,000	13,311
Other securities		33,697

		180,706

64      American Funds Insurance Series

Global Growth and Income Fund

Common stocks

	Shares	Value (000)

Materials 7.57%

Fortescue Metals Group Ltd.[1]	4,763,816	$35,905
Freeport-McMoRan Inc.	2,499,000	32,787
Vale SA, ordinary nominative	2,220,000	29,415
Koninklijke DSM NV1	109,000	14,228
Other securities		49,629

		161,964

Energy 6.53%

Reliance Industries Ltd.[1]	2,714,148	57,652
Gazprom PJSC (ADR)[1]	3,431,000	28,254
Other securities		53,777

		139,683

Utilities 5.79%

E.ON SE1	3,644,000	38,972
Ørsted AS1	345,482	35,794
Enel SpA[1]	3,539,000	28,154
Other securities		20,931

		123,851

Real estate 5.19%

MGM Growth Properties LLC REIT, Class A	1,101,200	34,104
Gaming and Leisure Properties, Inc. REIT	425,000	18,296
Alexandria Real Estate Equities, Inc. REIT	103,000	16,643
Other securities		42,014

		111,057

Consumer staples 4.03%

Nestlé SA1	324,275	35,131
Other securities		50,996

		86,127

Total common stocks (cost: $1,433,746,000)		2,066,884

Preferred securities 0.37%

Financials 0.37%

Other securities		7,892

Total preferred securities (cost: $6,929,000)		7,892

Bonds, notes & other debt instruments 1.63%

	Principal amount (000)

Corporate bonds & notes 1.63%

Communication services 1.63%

Sprint Corp. 7.25% 2021	$33,000	34,957

Total bonds, notes & other debt instruments (cost: $32,020,000)		34,957

Short-term securities 1.34%

	Shares
Money market investments 1.34%

Capital Group Central Cash Fund 1.73%[3]	285,611	28,561

Total short-term securities (cost: $28,489,000)		28,561

Total investment securities 99.99% (cost: $1,501,184,000)		2,138,294
Other assets less liabilities 0.01%		189

Net assets 100.00%		$2,138,483

American Funds Insurance Series      65

Global Growth and Income Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD 7,235	AUD 10,500	Citibank	1/17/2020	$(137)

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,146,095,000, which represented 53.59% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

USD/$ = U.S. dollars

See notes to financial statements.

66      American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2019

Common stocks 94.10%

	Shares	Value (000)

Health care 16.21%

UnitedHealth Group Inc.	3,133,668	$921,236
Abbott Laboratories	6,789,069	589,698
Amgen Inc.	2,000,500	482,261
Gilead Sciences, Inc.	6,917,600	449,506
Eli Lilly and Co.	2,892,600	380,174
Merck & Co., Inc.	3,338,880	303,671
Cigna Corp.	1,327,418	271,444
AstraZeneca PLC[1]	1,643,500	164,430
AstraZeneca PLC (ADR)	1,228,600	61,258
Other securities		2,215,742

		5,839,420

Information technology 15.04%

Microsoft Corp.	9,454,500	1,490,975
Broadcom Inc.	2,152,434	680,212
Intel Corp.	6,651,600	398,098
Texas Instruments Inc.	2,127,082	272,883
Accenture PLC, Class A	1,067,900	224,868
Visa Inc., Class A	1,160,200	218,002
Mastercard Inc., Class A	710,000	211,999
Other securities		1,923,211

		5,420,248

Communication services 12.02%

Facebook, Inc., Class A2	6,826,100	1,401,057
Netflix, Inc.[2]	2,352,425	761,174
Alphabet Inc., Class C2	296,784	396,806
Alphabet Inc., Class A2	247,980	332,142
Comcast Corp., Class A	6,693,400	301,002
Charter Communications, Inc., Class A2	438,369	212,644
Verizon Communications Inc.	3,379,400	207,495
Other securities		719,670

		4,331,990

Financials 10.86%

JPMorgan Chase & Co.	4,005,030	558,301
CME Group Inc., Class A	1,642,100	329,602
Intercontinental Exchange, Inc.	3,183,555	294,638
Willis Towers Watson PLC	1,314,000	265,349
Aon PLC, Class A	1,214,800	253,031
Nasdaq, Inc.	2,129,600	228,080
Bank of New York Mellon Corp.	4,159,300	209,338
Other securities		1,773,710

		3,912,049

Industrials 10.57%

Airbus SE, non-registered shares[1]	2,904,564	426,151
BWX Technologies, Inc.[3]	5,414,670	336,143
TransDigm Group Inc.	578,800	324,128
Northrop Grumman Corp.	733,200	252,199
General Dynamics Corp.	1,381,600	243,645
Equifax Inc.	1,386,600	194,290
Other securities		2,031,239

		3,807,795

American Funds Insurance Series      67

Growth-Income Fund

Common stocks (continued)

	Shares	Value (000)

Consumer staples 7.10%

Coca-Cola Co.	7,316,100	$404,946
British American Tobacco PLC[1]	8,069,260	343,793
British American Tobacco PLC (ADR)	479,440	20,357
Keurig Dr Pepper Inc.	7,241,735	209,648
Carlsberg A/S, Class B1	1,390,224	207,388
Other securities		1,372,011

		2,558,143

Energy 6.94%

Exxon Mobil Corp.	6,274,200	437,814
EOG Resources, Inc.	3,943,800	330,333
Chevron Corp.	2,485,800	299,564
Enbridge Inc. (CAD denominated)	7,486,412	297,658
Canadian Natural Resources, Ltd. (CAD denominated)	8,803,800	284,748
Other securities		849,638

		2,499,755

Consumer discretionary 5.06%

Amazon.com, Inc.[2]	297,400	549,548
Other securities		1,274,385

		1,823,933

Materials 4.83%

Celanese Corp.	3,243,233	399,307
Linde PLC	1,152,000	245,261
Other securities		1,096,901

		1,741,469

Real estate 2.97%

Equinix, Inc. REIT	533,800	311,579
Crown Castle International Corp. REIT	2,071,500	294,464
Other securities		462,520

		1,068,563

Utilities 2.45%

Sempra Energy	1,784,000	270,241
Other securities		610,705

		880,946

Mutual funds 0.05%

Other securities		16,337

Total common stocks (cost: $23,281,968,000)		33,900,648

Convertible stocks 0.51%

Real estate 0.24%

Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	67,900	87,030

Health care 0.16%

Other securities		58,952

Information technology 0.11%

Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	32,900	38,755

Total convertible stocks (cost: $162,141,000)		184,737

68      American Funds Insurance Series

Growth-Income Fund

Bonds, notes & other debt instruments 0.02%

	Principal amount (000)	Value (000)
Corporate bonds & notes 0.02%

Energy 0.02%

Other securities		$5,722

Total bonds, notes & other debt instruments (cost: $5,266,000)		5,722

	Shares

Short-term securities 5.39%

Money market investments 5.39%

Capital Group Central Cash Fund 1.73%[4]	19,405,997	1,940,600

Total short-term securities (cost: $1,939,508,000)		1,940,600

Total investment securities 100.02% (cost: $25,388,883,000)		36,031,707
Other assets less liabilities (0.02)%		(5,441)

Net assets 100.00%		$36,026,266

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes a security (with a value of $5,722,000, which represented .02% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is shown in the summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 0.93%
Industrials 0.93%
BWX Technologies, Inc.	5,290,948	489,900	366,178	5,414,670	$(1,021)	$128,124	$3,592	$336,143

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,637,561,000, which represented 10.10% of the net assets of the fund. This amount includes $3,621,224,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series      69

International Growth and Income Fund

Summary investment portfolio December 31, 2019

Common stocks 88.41%

	Shares	Value (000)

Financials 16.74%

HDFC Bank Ltd.[1]	2,457,600	$43,799
Zurich Insurance Group AG1	92,200	37,815
AIA Group Ltd.[1]	2,338,600	24,606
Banco Santander, SA1	4,834,538	20,413
ING Groep NV1	1,367,000	16,429
Sony Financial Holdings Inc.[1]	660,400	15,808
Prudential PLC[1]	738,000	14,200
Bank Rakyat Indonesia (Persero) Tbk PT1	43,843,000	13,837
DBS Group Holdings Ltd.[1]	558,000	10,756
Haci Ömer Sabanci Holding AS1	6,520,900	10,463
Other securities		43,052

		251,178

Industrials 10.95%

Airbus SE, non-registered shares[1]	216,160	31,715
Shanghai International Airport Co., Ltd., Class A1	2,590,033	29,298
ASSA ABLOY AB, Class B1	681,100	15,916
Komatsu Ltd.[1]	629,600	15,095
Airports of Thailand PCL, foreign registered[1]	5,250,000	12,974
SMC Corp.[1]	23,300	10,651
Adani Ports & Special Economic Zone Ltd.[1]	1,975,327	10,135
Other securities		38,511

		164,295

Consumer discretionary 10.51%

Luckin Coffee Inc., Class A (ADR)[2]	987,340	38,862
Sony Corp.[1]	430,000	29,269
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	22,355
Kering SA1	29,000	19,104
Galaxy Entertainment Group Ltd.[1]	2,365,000	17,432
Alibaba Group Holding Ltd. (ADR)[2]	79,100	16,777
Other securities		13,788

		157,587

Health care 9.46%

Novartis AG1	502,545	47,612
Daiichi Sankyo Co., Ltd.[1]	561,000	37,044
Takeda Pharmaceutical Co. Ltd.[1]	518,353	20,536
Fresenius SE & Co. KGaA[1]	275,800	15,568
Other securities		21,085

		141,845

Energy 7.44%

Royal Dutch Shell PLC, Class A (GBP denominated)[1]	2,147,691	63,839
Royal Dutch Shell PLC, Class B1	138,000	4,112
TOTAL SA1	404,534	22,356
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	8,814
Canadian Natural Resources, Ltd.	92,000	2,976
Other securities		9,504

		111,601

Utilities 6.31%

E.ON SE1	3,488,000	37,304
ENN Energy Holdings Ltd.[1]	1,658,000	18,128
Other securities		39,281

		94,713

70      American Funds Insurance Series

International Growth and Income Fund

Common stocks

	Shares	Value (000)

Materials 6.11%

Rio Tinto PLC[1]	658,800	$39,144
Kansai Paint Co., Ltd.[1]	512,000	12,514
Air Liquide SA, non-registered shares[1]	79,200	11,256
Other securities		28,698

		91,612

Information technology 5.64%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	2,804,000	31,053
Tokyo Electron Ltd.[1]	96,500	21,206
ASML Holding NV1	47,800	14,235
Samsung Electronics Co., Ltd.[1]	259,000	12,480
Other securities		5,577

		84,551

Consumer staples 5.21%

British American Tobacco PLC[1]	548,402	23,365
Pernod Ricard SA1	128,650	23,029
Coca-Cola Icecek AS, Class C1	2,631,000	17,131
Other securities		14,657

		78,182

Communication services 5.15%

Singapore Telecommunications Ltd.[1]	9,429,449	23,646
SoftBank Group Corp.[1]	487,600	21,229
Yandex NV, Class A2	470,000	20,440
Other securities		12,003

		77,318

Real estate 4.89%

Sun Hung Kai Properties Ltd.[1]	2,061,500	31,622
CK Asset Holdings Ltd.[1]	2,626,000	19,032
China Overseas Land & Investment Ltd.[1]	3,944,000	15,403
Other securities		7,322

		73,379

Total common stocks (cost: $1,069,560,000)		1,326,261

Preferred securities 2.10%

Financials 1.83%

Itaú Unibanco Holding SA, preferred nominative (ADR)	2,993,550	27,391

Energy 0.27%

Other securities		4,072

Total preferred securities (cost: $26,377,000)		31,463

Bonds, notes & other debt instruments 1.12%

	Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 0.58%

Other securities		8,743

Corporate bonds & notes 0.54%

Other 0.54%

Other securities		8,076

Total bonds, notes & other debt instruments (cost: $15,646,000)		16,819

American Funds Insurance Series      71

International Growth and Income Fund

Short-term securities 8.54%

	Shares	Value (000)

Money market investments 8.54%

Capital Group Central Cash Fund 1.73%[3]	1,280,263	$128,026

Total short-term securities (cost: $127,980,000)		128,026

Total investment securities 100.17% (cost: $1,239,563,000)		1,502,569
Other assets less liabilities (0.17)%		(2,483)

Net assets 100.00%		$1,500,086

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes a security (with a value of $1,931,000, which represented .13% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

Contract amount						Unrealized depreciation
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2019 (000)
USD	1,609	GBP	1,223	Bank of America	1/9/2020	$(11)

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,211,171,000, which represented 80.74% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

USD/$ = U.S. dollars

See notes to financial statements.

72      American Funds Insurance Series

Capital Income Builder

Summary investment portfolio December 31, 2019

Common stocks 68.57%

	Shares	Value (000)

Consumer staples 10.33%

Philip Morris International Inc.	188,220	$16,016
British American Tobacco PLC[1]	307,500	13,101
Diageo PLC[1]	303,200	12,777
Coca-Cola Co.	225,000	12,454
Carlsberg A/S, Class B1	72,426	10,804
Altria Group, Inc.	205,470	10,255
Nestlé SA1	69,277	7,505
Imperial Brands PLC[1]	291,600	7,225
Other securities		13,015

		103,152

Information technology 9.62%

Microsoft Corp.	119,020	18,769
Broadcom Inc.	51,500	16,275
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,366,800	15,137
Intel Corp.	221,100	13,233
QUALCOMM Inc.	123,400	10,888
Other securities		21,730

		96,032

Financials 8.43%

CME Group Inc., Class A	66,166	13,281
Zurich Insurance Group AG1	31,098	12,755
JPMorgan Chase & Co.	72,900	10,162
Truist Financial Corp.	152,006	8,561
Sampo Oyj, Class A1	153,061	6,678
Swedbank AB, Class A1	419,333	6,254
Other securities		26,516

		84,207

Real estate 7.88%

American Tower Corp. REIT	81,369	18,700
Crown Castle International Corp. REIT	130,300	18,522
Link Real Estate Investment Trust REIT[1]	848,000	9,003
CK Asset Holdings Ltd.[1]	971,500	7,041
Other securities		25,386

		78,652

Energy 6.06%

Royal Dutch Shell PLC, Class B1	661,840	19,721
Royal Dutch Shell PLC, Class B (ADR)	8,500	510
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	101	3
Enbridge Inc. (CAD denominated)	458,570	18,233
Chevron Corp.	57,700	6,953
Other securities		15,110

		60,530

Health care 5.32%

AstraZeneca PLC[1]	123,900	12,396
AstraZeneca PLC (ADR)	145,100	7,235
GlaxoSmithKline PLC[1]	541,100	12,730
Pfizer Inc.	207,500	8,130
Other securities		12,654

		53,145

Communication services 4.89%

Vodafone Group PLC[1]	6,536,800	12,690
Koninklijke KPN NV1	2,808,662	8,299
Nippon Telegraph and Telephone Corp.[1]	263,000	6,662
Other securities		21,142

		48,793

American Funds Insurance Series      73

Capital Income Builder

Common stocks (continued)

	Shares	Value (000)

Utilities 4.80%

Enel SpA[1]	2,008,308	$15,977
Edison International	159,800	12,050
SSE PLC[1]	339,756	6,510
Other securities		13,413

		47,950

Industrials 4.52%

Airbus SE, non-registered shares[1]	92,765	13,610
Boeing Co.	21,750	7,085
BOC Aviation Ltd.[1]	646,700	6,570
Other securities		17,891

		45,156

Consumer discretionary 4.07%

Las Vegas Sands Corp.	195,000	13,463
Sands China Ltd.[1]	1,782,000	9,556
Other securities		17,667

		40,686

Materials 2.65%

Dow Inc.	164,133	8,983
Other securities		17,517

		26,500

Total common stocks (cost: $597,003,000)		684,803

Rights & warrants 0.00%

Energy 0.00%

Other securities		—	[2]

Total rights & warrants (cost: $1,000)		—	[2]

Convertible stocks 1.61%

Utilities 0.74%

Sempra Energy, Series A, convertible preferred, 6.00% 2021	61,600	7,393

Information technology 0.46%

Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	3,900	4,594

Real estate 0.41%

Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	3,150	4,038

Total convertible stocks (cost: $13,498,000)		16,025

Bonds, notes & other debt instruments 21.35%
	Principal amount (000)
U.S. Treasury bonds & notes 10.37%

U.S. Treasury 9.79%

U.S. Treasury 1.75% 2020	$8,000	8,008
U.S. Treasury 2.00% 2022[3]	15,000	15,159
U.S. Treasury 2.125% 2022	8,800	8,931
U.S. Treasury 2.00% 2025	13,200	13,384
U.S. Treasury 1.875% 2026	6,300	6,331
U.S. Treasury 2.00% 2026	7,500	7,588
U.S. Treasury 0%-3.13% 2021-2049[3]	40,841	38,435

		97,836

74      American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)

U.S. Treasury inflation-protected securities 0.58%

U.S. Treasury Inflation-Protected Securities 0.50%-0.63% 2023-2028[4]	$5,698	$5,788

Total U.S. Treasury bonds & notes		103,624

Corporate bonds & notes 4.87%

Utilities 0.85%

Edison International 3.55%-5.75% 2024-2028	865	903
Southern California Edison Co. 3.60%-4.13% 2028-2048	694	720
Other securities		6,900

		8,523

Consumer staples 0.69%

Altria Group, Inc. 5.95% 2049	327	396
British American Tobacco PLC 3.22%-4.76% 2026-2049	1,190	1,211
Philip Morris International Inc. 3.375% 2029	450	472
Other securities		4,829

		6,908

Financials 0.68%

JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[5]	246	246
Other securities		6,580

		6,826

Information technology 0.65%

Broadcom Inc. 4.75% 2029[6]	490	536
Broadcom Ltd. 3.875% 2027	370	384
Microsoft Corp. 1.55%-2.40% 2021-2022	1,505	1,519
Other securities		4,008

		6,447

Health care 0.53%

AstraZeneca PLC 3.375% 2025	200	212
Other securities		5,106

		5,318

Energy 0.41%

Enbridge Energy Partners, LP 7.375% 2045	73	109
Shell International Finance BV 2.00% 2024	420	419
Other securities		3,548

		4,076

Communication services 0.30%

Vodafone Group PLC 4.25% 2050	75	79
Other securities		2,904

		2,983

Other 0.76%

Other securities		7,557

Total corporate bonds & notes		48,638

Mortgage-backed obligations 4.64%

Federal agency mortgage-backed obligations 4.13%

Freddie Mac 3.01%-3.50% 2045-2049[7,8]	13,624	13,995
Other securities		27,245

		41,240

American Funds Insurance Series      75

Capital Income Builder

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.51%

Other securities		$5,082

Total mortgage-backed obligations		46,322

Asset-backed obligations 1.43%

Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[6,7]	$6,959	6,959

Other securities		7,310

Total asset-backed obligations		14,269

Municipals 0.04%

Other securities		415

Total bonds, notes & other debt instruments (cost: $208,835,000)		213,268

Short-term securities 7.66%
	Shares

Money market investments 7.66%

Capital Group Central Cash Fund 1.73%[9]	765,198	76,520

Total short-term securities (cost: $76,393,000)		76,520

Total investment securities 99.19% (cost: $895,730,000)		990,616

Other assets less liabilities 0.81%		8,100

Net assets 100.00%		$998,716

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 12/31/2019[11] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	422	April 2020	$84,400	$90,941	$(41)
5 Year U.S. Treasury Note Futures	Short	50	April 2020	(5,000)	(5,930)	27
10 Year U.S. Treasury Note Futures	Long	37	March 2020	3,700	4,752	(40)
10 Year Ultra U.S. Treasury Note Futures	Short	6	March 2020	(600)	(844)	10
20 Year U.S. Treasury Bond Futures	Long	49	March 2020	4,900	7,639	(162)
30 Year Ultra U.S. Treasury Bond Futures	Long	23	March 2020	2,300	4,178	(125)

						$(331)

76      American Funds Insurance Series

Capital Income Builder

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
2.197%	U.S. EFFR	4/15/2021	$31,000	$253	$—	$253
1.6325%	U.S. EFFR	7/18/2021	40,000	75	—	75
1.3615%	U.S. EFFR	11/1/2021	23,500	(36)	—	(36)
1.281%	U.S. EFFR	11/4/2021	23,500	(70)	—	(70)
U.S. EFFR	1.335%	11/26/2021	38,000	77	—	77
2.21875%	U.S. EFFR	3/14/2024	9,000	271	—	271
U.S. EFFR	1.485%	10/23/2029	5,000	76	—	76
U.S. EFFR	1.4869%	10/23/2029	4,600	69	—	69
U.S. EFFR	1.453%	10/24/2029	5,800	105	—	105
U.S. EFFR	1.4741%	10/24/2029	5,800	94	—	94
U.S. EFFR	1.4495%	10/24/2029	4,200	78	—	78
U.S. EFFR	1.446%	10/24/2029	600	11	—	11
1.419%	U.S. EFFR	11/26/2029	8,000	(174)	—	(174)

					$—	$829

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $345,473,000, which represented 34.59% of the net assets of the fund. This amount includes $345,261,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,180,000, which represented .12% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $21,329,000, which represented 2.14% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Rate represents the seven-day yield at 12/31/2019.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

GBP = British pounds

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      77

Asset Allocation Fund

Summary investment portfolio December 31, 2019

Common stocks 64.44%

	Shares	Value (000)

Information technology 15.65%

Microsoft Corp.	6,891,900	$1,086,852
Broadcom Inc.	2,097,200	662,757
ASML Holding NV (New York registered)	1,865,000	551,928
ASML Holding NV1	70,000	20,847
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,806,700	395,469
MKS Instruments, Inc.[2]	2,800,000	308,028
VeriSign, Inc.[3]	1,400,000	269,752
Intel Corp.	3,500,000	209,475
Visa Inc., Class A	1,032,000	193,913
Dell Technologies Inc., Class C3	3,387,100	174,063
Mastercard Inc., Class A	451,000	134,664
Other securities		284,508

		4,292,256

Financials 11.02%

First Republic Bank	3,380,000	396,981
Chubb Ltd.	2,375,000	369,693
Arch Capital Group Ltd.[3]	7,331,500	314,448
JPMorgan Chase & Co.	1,600,000	223,040
Bank of America Corp.	6,000,000	211,320
Capital One Financial Corp.	2,000,000	205,820
Citigroup Inc.	2,500,000	199,725
CME Group Inc., Class A	977,200	196,144
Apollo Global Management, Inc., Class A	3,090,000	147,424
Other securities		758,031

		3,022,626

Health care 10.65%
UnitedHealth Group Inc.	2,016,300	592,752
Johnson & Johnson	3,200,000	466,784
Humana Inc.	1,265,000	463,648
Abbott Laboratories	3,000,000	260,580
Cigna Corp.	1,250,000	255,612
Merck & Co., Inc.	2,420,300	220,126
Other securities		660,419

		2,919,921

Industrials 5.90%

Northrop Grumman Corp.	1,449,400	498,550
Boeing Co.	1,417,300	461,700
Lockheed Martin Corp.	847,200	329,883
CSX Corp.	1,875,000	135,675
Other securities		191,830

		1,617,638

Consumer discretionary 4.89%

Home Depot, Inc.	1,188,000	259,435
Amazon.com, Inc.[3]	103,000	190,328
Suzuki Motor Corp.[1]	4,500,000	188,490
Aramark	4,300,000	186,620
General Motors Co.	4,100,000	150,060
VF Corp.	1,400,000	139,524
Kontoor Brands, Inc.[2]	3,250,000	136,467
Other securities		90,610

		1,341,534

78      American Funds Insurance Series

Asset Allocation Fund

Common stocks

	Shares	Value (000)
Communication services 4.32%

Charter Communications, Inc., Class A3	942,126	$457,006
Alphabet Inc., Class C3	133,600	178,626
Alphabet Inc., Class A3	111,200	148,940
Facebook, Inc., Class A3	1,077,100	221,075
Other securities		178,690

		1,184,337

Consumer staples 4.20%

Philip Morris International Inc.	6,243,000	531,217
Nestlé SA1	3,006,689	325,734
Nestlé SA (ADR)	900,000	97,434
Altria Group, Inc.	3,200,000	159,712
Other securities		37,280

		1,151,377

Energy 3.76%
Noble Energy, Inc.	13,500,000	335,340
Cenovus Energy Inc. (CAD denominated)	29,000,000	294,790
Royal Dutch Shell PLC, Class B (ADR)	2,745,000	164,618
Other securities		234,790

		1,029,538

Materials 2.55%

Dow Inc.	5,416,666	296,454
Other securities		401,213

		697,667

Real estate 0.87%

Other securities		238,213

Utilities 0.63%
CMS Energy Corp.	2,284,700	143,570
Other securities		29,351

		172,921

Total common stocks (cost: $11,151,198,000)		17,668,028

Rights & warrants 0.00%

Other 0.00%

Other securities		1,070

Total rights & warrants (cost: $3,366,000)		1,070

Convertible stocks 0.52%

Information technology 0.26%

Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022[4]	60,000	70,678

Other 0.26%

Other securities		72,133

Total convertible stocks (cost: $126,588,000)		142,811

Convertible bonds 0.00%

	Principal amount (000)
Communication services 0.00%

Other securities		127

Total convertible bonds (cost: $101,000)		127

American Funds Insurance Series      79

Asset Allocation Fund

Bonds, notes & other debt instruments 29.78%

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 11.77%

U.S. Treasury 9.68%

U.S. Treasury 2.50% 2021	$200,000	$201,868
U.S. Treasury 1.75% 2024	155,150	155,659
U.S. Treasury 2.50% 2024[5]	225,000	232,461
U.S. Treasury 1.13%-3.00% 2020-2049[5]	2,040,982	2,063,170

		2,653,158

U.S. Treasury inflation-protected securities 2.09%

U.S. Treasury Inflation-Protected Securities 0.13%-1.38% 2024-2049[5,6]	545,525	573,509

Total U.S. Treasury bonds & notes		3,226,667

Corporate bonds & notes 10.36%

Health care 1.67%

UnitedHealth Group Inc. 2.38%-4.45% 2024-2048	14,455	16,075
Other securities		441,912

		457,987

Financials 1.52%

ACE INA Holdings Inc. 2.30%-4.35% 2020-2045	7,405	7,765
Other securities		410,159

		417,924

Energy 1.34%

Cenovus Energy Inc. 3.80%-5.40% 2023-2047	11,635	12,381
Noble Energy, Inc. 3.25%-4.95% 2028-2047	9,438	9,703
Other securities		344,613

		366,697

Communication services 1.07%

Alphabet Inc. 1.998% 2026	3,000	2,984
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50%-6.48% 2023-2050[7]	37,855	41,961
Other securities		248,604

		293,549

Industrials 0.82%

Boeing Co. 2.70%-3.90% 2022-2049	17,781	18,552
Lockheed Martin Corp. 2.50%-3.55% 2020-2026	10,935	11,243
Northrop Grumman Corp. 2.55%-3.25% 2022-2028	16,052	16,535
Other securities		179,446

		225,776

Consumer discretionary 0.72%

Home Depot, Inc. 2.95%-4.50% 2028-2048	14,113	15,332
Other securities		180,639

		195,971

Consumer staples 0.64%

Nestlé Holdings, Inc. 3.35% 2023[7]	750	785
Philip Morris International Inc. 1.88%-3.38% 2020-2029	12,186	12,513
Other securities		162,290

		175,588

Information technology 0.47%

Broadcom Inc. 3.13%-4.75% 2022-2029[7]	26,670	28,598
Broadcom Ltd. 3.50%-3.88% 2024-2028	7,524	7,700
Microsoft Corp. 1.55%-4.25% 2021-2047	20,985	22,758
Other securities		71,003

		130,059

80      American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)
Other 2.11%

Other securities		$577,127

Total corporate bonds & notes		2,840,678

Mortgage-backed obligations 6.93%

Federal agency mortgage-backed obligations 6.68%

Fannie Mae 0%-7.50% 2021-2050[8,9]	$628,513	649,074
Freddie Mac 2.45%-5.42% 2023-2049[8,9]	289,392	299,107
Government National Mortgage Assn. 3.50%-4.50% 2048-2050[8,10]	535,819	556,289
Other securities		327,651

		1,832,121

Other 0.25%

Other securities		68,092

Total mortgage-backed obligations		1,900,213

Federal agency bonds & notes 0.05%

Fannie Mae 1.875% 2026	13,000	12,974

Other 0.67%

Other securities		186,876

Total bonds, notes & other debt instruments (cost: $8,000,047,000)		8,167,408

Short-term securities 5.80%
	Shares
Money market investments 5.80%

Capital Group Central Cash Fund 1.73%[11]	15,848,444	1,584,844
Fidelity Institutional Money Market Funds—Government Portfolio 1.49%[11,12]	997,009	997
Goldman Sachs Financial Square Government Fund 1.50%[11,12]	960,737	961
Morgan Stanley Institutional Liquidity Funds—Government Portfolio 1.51%[11,12]	2,634,650	2,635

		1,589,437

Total short-term securities (cost: $1,588,867,000)		1,589,437

Total investment securities 100.54% (cost: $20,870,167,000)		27,568,881
Other assets less liabilities (0.54)%		(149,226)

Net assets 100.00%		$27,419,655

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,104,000, which represented .15% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,194,000, an aggregate cost of $9,168,000, and which represented .02% of the net assets of the fund) were acquired from 9/26/2013 to 9/4/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series      81

Asset Allocation Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 12/31/2019[14] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	5,773	April 2020	$1,154,600	$1,244,082	$(625)
5 Year U.S. Treasury Note Futures	Long	5,836	April 2020	583,600	692,204	(2,360)
10 Year U.S. Treasury Note Futures	Short	214	March 2020	(21,400)	(27,482)	290
10 Year Ultra U.S. Treasury Note Futures	Short	836	March 2020	(83,600)	(117,628)	1,420
30 Year Ultra U.S. Treasury Bond Futures	Long	291	March 2020	29,100	52,862	(1,687)

						$(2,962)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$26,400	$(518)	$—	$(518)
3-month USD-LIBOR	2.194%	3/29/2024	101,900	(2,056)	—	(2,056)
3-month USD-LIBOR	2.21875%	3/29/2024	107,250	(2,273)	—	(2,273)
3-month USD-LIBOR	1.5615%	11/27/2024	130,000	1,035	—	1,035

					$—	$(3,812)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized appreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 1.62%
Information technology 1.12%
MKS Instruments, Inc.	—	2,800,000	—	2,800,000	$—	$70,752	$1,510	$308,028
Consumer discretionary 0.50%
Kontoor Brands, Inc.	—	3,250,000	—	3,250,000	—	45,066	3,548	136,467
Dillard’s, Inc., Class A (USA)[15]	1,700,000	—	1,700,000	—	(5,248)	7,584	340	—

								136,467

Energy 0.00%
Weatherford International PLC[3,15]	60,000,000	—	60,000,000	—	(446,158)	415,322	—	—

Total common stocks								444,495

Bonds, notes & other debt instruments 0.00%
Energy 0.00%
Weatherford International LLC 9.875% 2025[15,16]	—	$2,550,000	$2,550,000	—	(1,906)	—	108	—
Weatherford International PLC 4.50% 2022[15,16]	$6,365,000	—	$6,365,000	—	(4,097)	1,849	198	—
Weatherford International PLC 8.25% 2023[15,16]	$5,800,000	—	$5,800,000	—	(4,441)	2,224	243	—
Weatherford International PLC 9.875%
2024[15,16]	$1,000,000	—	$1,000,000	—	(778)	391	49	—
Weatherford International PLC 9.875% 2025[7,15] $2,550,000		—	$2,550,000	—	—	973	19	—

82      American Funds Insurance Series

Asset Allocation Fund

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized appreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2019 (000)
Weatherford International PLC 6.50% 2036[15,16]	$7,595,000	—	$7,595,000	—	$(4,703)	$2,519	$249	$—
Weatherford International PLC 6.75% 2040[15,16]	$7,825,000	—	$7,825,000	—	(3,983)	1,811	270	—

								—

Total 1.62%					$(471,314)	$548,491	$6,534	$444,495

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $923,930,000, which represented 3.37% of the net assets of the fund. This amount includes $906,137,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]

All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,“ was $5,211,000, which represented .02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,999,000, which represented .06% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $975,763,000, which represented 3.56% of the net assets of the fund.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Purchased on a TBA basis.
[11]	Rate represents the seven-day yield at 12/31/2019.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Unaffiliated issuer at 12/31/2019.
[16]	Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      83

Global Balanced Fund

Summary investment portfolio December 31, 2019

Common stocks 64.17%

	Shares	Value (000)
Information technology 13.78%

ASML Holding NV1	34,500	$10,275
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	860,000	9,524
Broadcom Inc.	26,895	8,500
Microsoft Corp.	49,620	7,825
PagSeguro Digital Ltd., Class A2	154,528	5,279
Temenos AG1	18,000	2,846
Visa Inc., Class A	14,600	2,743
Tokyo Electron Ltd.[1]	11,800	2,593
Other securities		10,638

		60,223

Health care 11.01%

Merck & Co., Inc.	116,325	10,580
AstraZeneca PLC[1]	102,050	10,210
Humana Inc.	16,330	5,985
Coloplast A/S, Class B1	23,150	2,878
Mettler-Toledo International Inc.[2]	3,500	2,776
Other securities		15,696

		48,125

Financials 9.46%

JPMorgan Chase & Co.	43,800	6,106
Zurich Insurance Group AG1	13,940	5,717
Sberbank of Russia PJSC (ADR)[1]	331,000	5,446
Berkshire Hathaway Inc., Class A2	16	5,434
AIA Group Ltd.[1]	426,000	4,482
B3 SA-Brasil, Bolsa, Balcao	376,000	4,016
BlackRock, Inc.	5,730	2,881
Other securities		7,260

		41,342

Consumer staples 8.98%

Nestlé SA1	64,100	6,944
British American Tobacco PLC[1]	156,300	6,659
Altria Group, Inc.	122,500	6,114
Philip Morris International Inc.	59,300	5,046
Anheuser-Busch InBev SA/NV1	47,200	3,871
Keurig Dr Pepper Inc.	106,000	3,069
Other securities		7,540

		39,243

Industrials 7.38%

Boeing Co.	12,700	4,137
Edenred SA1	66,528	3,442
MTU Aero Engines AG1	9,800	2,798
Other securities		21,883

		32,260

Consumer discretionary 4.48%

Home Depot, Inc.	21,275	4,646
General Motors Co.	110,500	4,044
Alibaba Group Holding Ltd.[1,2]	109,600	2,915
LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,685
Other securities		5,264

		19,554

Materials 2.71%

Givaudan SA1	815	2,551
Other securities		9,273

		11,824

84      American Funds Insurance Series

Global Balanced Fund

Common stocks

	Shares	Value (000)
Real estate 2.39%

Crown Castle International Corp. REIT	23,940	$3,403
Gaming and Leisure Properties, Inc. REIT	59,720	2,571
Other securities		4,444

		10,418

Communication services 1.65%

Alphabet Inc., Class C2	3,579	4,785
Other securities		2,422

		7,207

Energy 1.64%

Canadian Natural Resources, Ltd. (CAD denominated)	89,000	2,878
Other securities		4,303

		7,181

Utilities 0.69%

Ørsted AS1	29,100	3,015

Total common stocks (cost: $202,304,000)		280,392

Bonds, notes & other debt instruments 32.18%

	Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 13.76%
Japan, Series 346, 0.10% 2027	¥304,250	2,842
Japan, Series 356, 0.10% 2029	420,000	3,911
Japan 0.10%-1.70% 2020-2044[3]	1,089,927	10,551
Other securities		42,821

		60,125

U.S. Treasury bonds & notes 11.68%

U.S. Treasury 9.42%

U.S. Treasury 2.25% 2021	$5,000	5,043
U.S. Treasury 1.625% 2022[4]	2,850	2,851
U.S. Treasury 2.25% 2024	3,055	3,129
U.S. Treasury 2.25% 2027	2,800	2,880
U.S. Treasury 1.13%-3.13% 2020-2048[4]	26,442	27,242

		41,145

U.S. Treasury inflation-protected securities 2.26%

U.S. Treasury Inflation-Protected Security 0.875% 2029[3]	4,306	4,575
U.S. Treasury Inflation-Protected Security 1.00% 2049[3,4]	2,301	2,561
U.S. Treasury Inflation-Protected Securities 0.13%-1.38% 2022-2044[3,4]	2,643	2,761

		9,897

Total U.S. Treasury bonds & notes		51,042

Corporate bonds & notes 4.82%

Financials 1.07%

JPMorgan Chase & Co. 2.55%-3.25% 2021-2023	254	259
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[5]	135	153
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.276% 2021[6]	300	300
Other securities		3,955

		4,667

Health care 0.68%

AstraZeneca PLC 2.38%-3.50% 2022-2023	260	268
Humana Inc. 3.15% 2022	100	103
Other securities		2,621

		2,992

American Funds Insurance Series      85

Global Balanced Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Consumer staples 0.53%
Altria Group, Inc. 2.63%-5.80% 2020-2039	$225	$247
Altria Group, Inc. 1.00%-2.20% 2023-2027	€380	447
British American Tobacco PLC 2.79%-4.76% 2024-2049	$455	462
Philip Morris International Inc. 2.00%-2.63% 2020-2022	70	70
Reynolds American Inc. 4.00%-4.45% 2022-2025	120	129
Other securities		951

		2,306

Information technology 0.25%
Broadcom Ltd. 3.875% 2027	190	198
Microsoft Corp. 2.40%-3.30% 2026-2027	577	600
Other securities		297

		1,095

Other 2.29%

Other securities		10,014

Total corporate bonds & notes		21,074

Mortgage-backed obligations 1.92%

Federal agency mortgage-backed obligations 1.63%

Other securities		7,162

Other mortgage-backed securities 0.29%

Other securities		1,205

Total mortgage-backed obligations		8,367

Total bonds, notes & other debt instruments (cost: $136,525,000)		140,608

Short-term securities 3.41%

Other short-term securities 2.77%
Alberta (Province of) 1.77% due 1/8/2020[7]	5,750	5,748
Toronto-Dominion Bank 1.91% due 1/22/2020[7]	4,250	4,245
Other securities		2,102

		12,095

	Shares

Money market investments 0.64%

Capital Group Central Cash Fund 1.73%[8]	28,249	2,825

Total short-term securities (cost: $14,874,000)		14,920

Total investment securities 99.76% (cost: $353,703,000)		435,920
Other assets less liabilities 0.24%		1,030

Net assets 100.00%		$436,950

86      American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 12/31/2019[10] (000)	Unrealized depreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	53	April 2020	$10,600	$11,421	$(7)
5 Year U.S. Treasury Note Futures	Long	21	April 2020	2,100	2,491	(9)

						$(16)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2019 (000)
EUR	375	USD	417	Standard Chartered Bank	1/6/2020	$4
USD	857	ILS	2,960	JPMorgan Chase	1/6/2020	— [11]
USD	257	ZAR	3,800	Citibank	1/6/2020	(14)
USD	636	JPY	69,000	UBS AG	1/7/2020	1
USD	173	ILS	600	UBS AG	1/7/2020	(1)
JPY	90,700	USD	838	JPMorgan Chase	1/7/2020	(3)
CZK	11,700	EUR	458	Goldman Sachs	1/8/2020	2
USD	113	CNH	800	HSBC Bank	1/8/2020	(2)
CLP	875,800	USD	1,101	Morgan Stanley	1/9/2020	64
EUR	300	USD	335	Citibank	1/9/2020	2
USD	334	EUR	300	Morgan Stanley	1/9/2020	(3)
USD	123	CLP	98,800	Bank of America	1/9/2020	(8)
USD	143	CLP	114,114	Citibank	1/9/2020	(9)
USD	344	CLP	275,886	Citibank	1/9/2020	(24)
USD	569	BRL	2,396	Goldman Sachs	1/9/2020	(26)
USD	474	CLP	387,000	HSBC Bank	1/9/2020	(41)
USD	107	INR	7,675	JPMorgan Chase	1/10/2020	(1)
EUR	1,540	USD	1,710	HSBC Bank	1/13/2020	19
GBP	526	USD	693	Bank of America	1/13/2020	4
USD	335	EUR	300	Citibank	1/13/2020	(2)
USD	525	THB	15,900	Standard Chartered Bank	1/13/2020	(6)
USD	564	JPY	61,000	Bank of New York Mellon	1/14/2020	2
JPY	61,000	USD	560	Bank of New York Mellon	1/14/2020	1
EUR	217	USD	242	Bank of New York Mellon	1/15/2020	1
GBP	200	USD	264	JPMorgan Chase	1/15/2020	1
KRW	175,200	USD	151	Standard Chartered Bank	1/15/2020	1
GBP	730	EUR	864	Goldman Sachs	1/15/2020	(3)
ILS	2,600	USD	745	Bank of America	1/16/2020	9
GBP	900	USD	1,185	HSBC Bank	1/16/2020	8
CAD	10	USD	8	JPMorgan Chase	1/16/2020	— [11]
USD	517	MXN	9,900	Citibank	1/16/2020	(6)
EUR	1,456	NOK	14,752	Bank of America	1/16/2020	(45)
EUR	700	USD	783	Bank of America	1/17/2020	3
EUR	410	USD	459	Citibank	1/17/2020	2
EUR	400	USD	448	Standard Chartered Bank	1/17/2020	1
AUD	1,450	USD	1,000	Citibank	1/21/2020	18
USD	55	JPY	6,000	UBS AG	1/21/2020	— [11]
GBP	370	USD	495	Standard Chartered Bank	1/21/2020	(4)
EUR	155	USD	173	Citibank	1/23/2020	1

American Funds Insurance Series      87

Global Balanced Fund

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2019 (000)
USD	250	INR	17,800	HSBC Bank	1/23/2020	$1
USD	290	MXN	5,515	UBS AG	1/23/2020	— [11]
USD	235	CNH	1,645	JPMorgan Chase	1/23/2020	(1)
EUR	1,804	USD	2,011	Standard Chartered Bank	1/27/2020	16
USD	117	INR	8,300	Standard Chartered Bank	1/27/2020	— [11]
USD	73	BRL	300	JPMorgan Chase	1/27/2020	(1)
CNH	4,000	USD	565	Standard Chartered Bank	2/10/2020	9
CNH	1,550	USD	220	Standard Chartered Bank	2/10/2020	3
USD	284	CNH	2,000	HSBC Bank	2/10/2020	(4)
USD	1,456	CNH	10,410	Standard Chartered Bank	2/10/2020	(38)
USD	510	MXN	10,100	JPMorgan Chase	3/4/2020	(19)
USD	365	JPY	39,400	Bank of New York Mellon	6/15/2020	(1)
USD	212	BR	L900	JPMorgan Chase	7/1/2020	(10)

						$(99)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024		€4,400	$(11)	$—	$(11)
6-month HUF-BUBOR	1.39%	11/11/2029	HUF	161,000	8	—	8
6-month PLN-WIBOR	1.90%	11/12/2029	PLN	2,100	(2)	—	(2)
6-month PLN-WIBOR	1.88%	11/20/2029		2,120	(1)	—	(1)
3-month USD-LIBOR	2.0105%	12/18/2049		$215	4	—	4

						$—	$(2)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $134,619,000, which represented 30.81% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $133,000, which represented .03% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $18,373,000, which represented 4.20% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2019.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Amount less than one thousand.

88      American Funds Insurance Series

Global Balanced Fund

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD = Canadian dollars

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CZK = Czech korunas

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NOK = Norwegian kroner

PLN = Polish zloty

THB = Thai baht

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series      89

Bond Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 97.76%

	Principal amount (000)	Value (000)

Mortgage-backed obligations 31.88%

Federal agency mortgage-backed obligations 31.62%

Fannie Mae Pool #AJ9355 3.00% 2027[1]	$125	$128
Fannie Mae Pool #MA3827 2.50% 2034[1]	162,370	163,798
Fannie Mae Pool #MA3764 2.50% 2034[1]	70,404	71,022
Fannie Mae Pool #BM5632 3.00% 2047[1]	73,142	74,824
Fannie Mae Pool #CA0858 3.50% 2047[1]	58,233	60,512
Fannie Mae Pool #MA3495 4.00% 2048[1]	74,668	77,777
Fannie Mae Pool #MA3803 3.50% 2049[1]	103,395	106,391
Fannie Mae Pool #MA3775 3.50% 2049[1]	61,937	63,696
Fannie Mae Pool #MA3905 3.00% 2050[1]	270,650	274,433
Fannie Mae 2.50%-9.16% 2023-2058[1,2]	599,696	623,075
Freddie Mac 3.50% 2047[1]	95,958	99,954
Freddie Mac 3.50% 2047[1]	53,152	55,281
Freddie Mac Pool #G08799 3.00% 2048[1]	56,530	57,578
Freddie Mac Pool #SD8010 3.00% 2049[1]	74,000	75,069
Freddie Mac Pool #SD7509 3.00% 2049[1]	60,137	61,702
Freddie Mac Pool #SD8011 3.50% 2049[1]	126,986	130,515
Freddie Mac 0%-5.50% 2021-2049[1]	615,958	639,781
Government National Mortgage Assn. 3.50% 2050[1,3]	77,460	79,824
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[1]	83,163	86,151
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[1]	104,318	109,869
Government National Mortgage Assn. 4.00%-5.00% 2049-2050[1,3]	123,889	129,464
Uniform Mortgage-Backed Security 3.00% 2035[1,3]	275,708	282,323
Uniform Mortgage-Backed Securities 3.00%-4.50% 2035-2050[1,3]	5,537	5,750
Other securities		7,317

		3,336,234

Other 0.26%
Other securities		27,735

Total mortgage-backed obligations		3,363,969

Corporate bonds & notes 29.59%

Financials 6.30%

Intesa Sanpaolo SpA 5.017% 2024[4]	67,843	71,278
Intesa Sanpaolo SpA 3.38%-5.71% 2023-2028[4]	33,400	34,861
Other securities		558,756

		664,895

Health care 5.18%

Teva Pharmaceutical Finance Co. BV 2.80% 2023	86,064	80,004
Teva Pharmaceutical Finance Co. BV 2.20%-6.75% 2021-2046	141,821	122,608
Other securities		343,751

		546,363

Energy 4.46%

Petróleos Mexicanos 6.50%-6.88% 2026-2027	73,343	79,670
Other securities		390,604

		470,274

Utilities 3.58%

Edison International 3.13%-5.75% 2022-2028	11,700	12,239
Southern California Edison Co. 2.85%-6.05% 2021-2048	87,298	95,762
Other securities		269,642

		377,643

Consumer discretionary 3.54%

Other securities		373,697

90      American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)		Value (000)

Consumer staples 2.33%

Other securities			$246,148

Information technology 1.59%

Broadcom Inc. 4.25% 2026[4]		$41,375	43,995
Broadcom Inc. 4.75% 2029[4]		61,009	66,768
Broadcom Ltd. 3.00%-3.88% 2022-2027		26,822	27,566
Other securities			28,982

			167,311

Industrials 1.18%

Other securities			124,948

Other 1.43%

Other securities			151,141

Total corporate bonds & notes			3,122,420

U.S. Treasury bonds & notes 28.74%

U.S. Treasury 24.36%
U.S. Treasury 1.625% 2022		70,000	70,022
U.S. Treasury 2.50% 2023		57,200	58,775
U.S. Treasury 2.625% 2023		70,000	72,625
U.S. Treasury 2.75% 2023		173,600	179,831
U.S. Treasury 1.50% 2024		75,423	74,802
U.S. Treasury 2.125% 2024		72,100	73,554
U.S. Treasury 2.125% 2024[5]		72,100	73,520
U.S. Treasury 2.25% 2024		65,000	66,521
U.S. Treasury 2.75% 2025		132,000	138,843
U.S. Treasury 2.875% 2025[5]		96,200	102,032
U.S. Treasury 2.875% 2025		72,100	76,361
U.S. Treasury 1.375% 2026		150,000	145,940
U.S. Treasury 1.625% 2026		75,000	74,118
U.S. Treasury 2.25% 2026		146,369	150,433
U.S. Treasury 2.375% 2026		67,586	69,975
U.S. Treasury 2.25% 2027[5]		120,200	123,645
U.S. Treasury 2.25% 2027[5]		72,100	74,148
U.S. Treasury 2.875% 2028		72,100	77,679
U.S. Treasury 1.75% 2029		69,308	68,252
U.S. Treasury 2.25% 2049[5]		364,471	353,646
U.S. Treasury 3.00% 2049[5]		182,915	206,346
U.S. Treasury 1.63%-8.75% 2020-2049[5]		227,943	239,298

			2,570,366

U.S. Treasury inflation-protected securities 4.38%

U.S. Treasury Inflation-Protected Security 0.125% 2024[6]		25,074	25,235
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]		55,368	56,544
U.S. Treasury Inflation-Protected Security 0.375% 2027[5,6]		105,195	107,342
U.S. Treasury Inflation-Protected Security 0.50% 2028[5,6]		130,403	133,824
U.S. Treasury Inflation-Protected Security 1.00% 2049[6]		124,504	138,576

			461,521

Total U.S. Treasury bonds & notes			3,031,887

Bonds & notes of governments & government agencies outside the U.S. 3.03%

Italy (Republic of) 0.95% 2023		€45,000	51,635
Japan, Series 20, 0.10% 2025[6]		¥11,475,000	107,563
United Mexican States, Series M, 5.75% 2026	MXN	527,500	26,459
Other securities			134,251

			319,908

American Funds Insurance Series      91

Bond Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Asset-backed obligations 2.26%

Other securities		$238,376

Municipals 2.14%

Illinois 1.91%

G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$27,639	28,850
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	106,125	114,494
G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,831
G.O. Bonds, Series 2013-B, 4.11% 2022	750	762
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,167
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	251
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,504
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,447
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,419
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	4,034
Other securities		41,384

		202,143

Other 0.23%

Other securities		24,014

Total municipals		226,157

Federal agency bonds & notes 0.12%

Fannie Mae 2.125% 2026	11,910	12,086

Total bonds, notes & other debt instruments (cost: $9,994,467,000)		10,314,803

Common stocks 0.00%

	Shares

Other 0.00%

Other securities		144

Total common stocks (cost: $605,000)		144

Rights & warrants 0.00%

Energy 0.00%

Other securities		3

Total rights & warrants (cost: $18,000)		3

Short-term securities 5.71%

Money market investments 5.71%

Capital Group Central Cash Fund 1.73%[7]	6,024,511	602,451

Total short-term securities (cost: $602,341,000)		602,451

Total investment securities 103.47% (cost: $10,597,431,000)		10,917,401
Other assets less liabilities (3.47)%		(366,241)

Net assets 100.00%		$10,551,160

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $3,541,000, which represented .03% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $87,000, which represented less than .01% of the net assets of the fund.

92      American Funds Insurance Series

Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 12/31/2019[9] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	9,081	April 2020	$1,816,200	$1,956,956	$(375)
5 Year Euro-Bobl Futures	Short	1,633	March 2020	€(163,300)	(244,775)	804
5 Year U.S. Treasury Note Futures	Long	11,307	April 2020	$1,130,700	1,341,116	(5,279)
10 Year Euro-Bund Futures	Short	532	March 2020	€(53,200)	(101,739)	972
10 Year U.S. Treasury Note Futures	Short	489	March 2020	$(48,900)	(62,798)	663
10 Year Ultra U.S. Treasury Note Futures	Short	3,335	March 2020	(333,500)	(469,245)	5,934
30 Year Euro-Buxl Futures	Long	272	March 2020	€27,200	60,526	(1,684)
30 Year Ultra U.S. Treasury Bond Futures	Long	924	March 2020	$92,400	167,850	(5,114)

						$(4,079)

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)				at 12/31/2019 (000)
EUR	69,777	USD	77,714	Citibank	1/6/2020	$584
EUR	3,926	USD	4,371	Bank of New York Mellon	1/6/2020	35
USD	81,563	EUR	73,700	Morgan Stanley	1/6/2020	(1,137)
USD	38,670	MXN	755,000	Barclays Bank PLC	1/7/2020	(1,224)
KRW	96,758,000	USD	82,788	Citibank	1/9/2020	899
KRW	96,758,000	USD	82,809	JPMorgan Chase	1/9/2020	878
USD	104	MXN	2,000	Barclays Bank PLC	1/13/2020	(2)
USD	121,292	EUR	109,250	HSBC Bank	1/13/2020	(1,355)
USD	99,139	JPY	10,730,000	Citibank	1/14/2020	306
USD	13,351	JPY	1,445,000	Goldman Sachs	1/15/2020	41
USD	51,458	EUR	46,000	Morgan Stanley	1/23/2020	(216)

						$(1,191)

American Funds Insurance Series      93

Bond Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.355%	U.S. EFFR	10/24/2021	$95,600	$(160)	$—	$(160)
1.339%	U.S. EFFR	10/24/2021	173,700	(341)	—	(341)
3-month USD-LIBOR	2.18075%	3/29/2024	31,600	(621)	—	(621)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(644)	—	(644)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(710)	—	(710)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(7,009)	—	(7,009)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,512)	—	(1,512)
3-month USD-LIBOR	1.556%	11/27/2024	$148,600	1,222	—	1,222
3-month USD-LIBOR	1.561%	11/27/2024	148,600	1,187	—	1,187
3-month USD-LIBOR	1.554%	11/27/2024	126,300	1,051	—	1,051
3-month USD-LIBOR	1.5335%	11/29/2024	148,500	1,373	—	1,373
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(228)	—	(228)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(760)	—	(760)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,046	—	1,046

					$—	$(6,106)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Purchased on a TBA basis.
[4]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,120,890,000, which represented 10.62% of the net assets of the fund.

[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $40,365,000, which represented .38% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Rate represents the seven-day yield at 12/31/2019.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

94      American Funds Insurance Series

Global Bond Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 93.61%

	Principal amount (000)		Value (000)

Euros 17.85%

Canada 3.50% 2020		€2,500	$2,807
China (People’s Republic of) 0.125% 2026		1,400	1,565
French Republic O.A.T. 0.50% 2029		14,440	16,845
French Republic O.A.T. 0%-2.00% 2029-2048		6,215	7,390
Germany (Federal Republic of) 0% 2029		12,440	14,209
Germany (Federal Republic of) 0.10%-1.25% 2026-2048[1]		9,753	12,574
Greece (Hellenic Republic of) 3.45% 2024		11,275	14,205
Greece (Hellenic Republic of) 3.75% 2028		12,204	16,210
Greece (Hellenic Republic of) 3.875% 2029		24,005	32,521
Greece (Hellenic Republic of) 3.38%-4.20% 2025-2042		14,304	19,355
Israel (State of) 1.50%-1.50% 2027-2029		1,500	1,834
Italy (Republic of) 0.10% 2023[1]		22,007	25,004
Italy (Republic of) 2.80% 2028		32,938	41,841
Italy (Republic of) 3.00% 2029		7,440	9,620
Italy (Republic of) 1.35%-3.85% 2022-2049		10,995	13,803
Portuguese Republic 2.875% 2025		7,625	9,934
Romania 4.625% 2049		12,905	17,913
Romania 2.88%-4.63% 2029-2049		11,085	14,042
Serbia (Republic of) 1.50% 2029		9,729	11,127
Spain (Kingdom of) 1.45% 2027		8,975	10,990
State Grid Europe Development (2014) PLC 1.50% 2022		194	224
State Grid Overseas Investment Ltd. 1.25%-2.13% 2022-2030		1,406	1,646
Other securities			84,217

			379,876

Japanese yen 13.35%

Export-Import Bank of India 0.59% 2022		¥400,000	3,667
Japan, Series 19, 0.10% 2024[1]		2,438,212	22,821
Japan, Series 18, 0.10% 2024[1]		1,966,375	18,378
Japan, Series 346, 0.10% 2027		3,125,000	29,185
Japan, Series 23, 0.10% 2028[1]		2,001,246	18,953
Japan, Series 356, 0.10% 2029		6,560,000	61,085
Japan, Series 24, 0.10% 2029[1]		1,614,981	15,294
Japan, Series 116, 2.20% 2030		1,735,000	19,571
Japan, Series 145, 1.70% 2033		2,210,000	24,705
Japan, Series 42, 1.70% 2044		911,900	11,047
Japan 0.10%-2.30% 2025-2048[1]		4,244,123	42,504
United Mexican States 0.62%-0.70% 2021-2022		700,000	6,468
Other securities			10,438

			284,116

Chinese yuan renminbi 3.25%

China (People’s Republic of), Series 1906, 3.29% 2029	CNY	49,600	7,199
China (People’s Republic of), Series 1910, 3.86% 2049		172,240	25,394
China Development Bank Corp., Series 1905, 3.48% 2029		203,200	28,709
China Development Bank Corp. 4.04%-4.15% 2025-2028		53,900	7,966

			69,268

Malaysian ringgits 1.83%

Malaysia (Federation of), Series 0319, 3.478% 2024	MYR	61,900	15,312
Malaysia (Federation of), Series 0418, 4.893% 2038		61,226	17,060
Malaysia (Federation of) 4.06%-4.92% 2024-2048		24,420	6,472

			38,844

Indian rupees 1.66%

India (Republic of) 6.79%-8.83% 2023-2029	INR	2,171,550	31,489
Other securities			3,807

			35,296

American Funds Insurance Series      95

Global Bond Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Brazilian reais 1.58%

Brazil (Federative Republic of) 0% 2020	BRL	91,700	$22,329
Brazil (Federative Republic of) 0%-10.00% 2020-2025		43,700	11,304

			33,633

South African rand 1.46%

South Africa (Republic of), Series R-214, 6.50% 2041	ZAR	168,450	8,383
South Africa (Republic of), Series R-2044, 8.75% 2044		192,925	12,121
South Africa (Republic of), Series R-2048, 8.75% 2048		167,350	10,554

			31,058

Danish kroner 1.45%
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	DKr	134,552	20,876
Nykredit Realkredit AS 1.50%-2.50% 2037-2047[2]		64,600	10,069

			30,945

British pounds 1.37%

United Kingdom 1.50%-4.25% 2023-2047		£17,380	27,482
Other securities			1,731

			29,213

Canadian dollars 1.29%

Canada 2.25% 2025	C$	29,450	23,346
Canada 1.00%-2.75% 2022-2048		4,550	4,093

			27,439

Mexican pesos 1.26%

Petróleos Mexicanos 7.19%-7.47% 2024-2026	MXN	99,000	4,619
United Mexican States, Series M, 7.50% 2027		291,520	16,028
United Mexican States, Series M20, 8.50% 2029		106,000	6,244

			26,891

Norwegian kroner 1.16%

Norway (Kingdom of) 3.75% 2021	NKr	111,851	13,170
Norway (Kingdom of) 2.00% 2023		99,579	11,570

			24,740

Israeli shekels 1.11%

Israel (State of) 2.00% 2027	ILS	42,900	13,547
Israel (State of) 5.50% 2042		20,200	10,041

			23,588

Polish zloty 0.82%

Poland (Republic of), Series 0922, 5.75% 2022	PLN	36,700	10,733
Poland (Republic of) 2.75%-5.75% 2021-2029		24,080	6,804

			17,537

U.S. dollars 41.38%

Electricité de France SA 4.875% 2038[3]		$795	934
Fannie Mae Pool #MA3692 3.50% 2049[2]		21,336	21,926
Fannie Mae Pool #MA3776 4.00% 2049[2]		9,182	9,583
Fannie Mae 2.18%-4.00% 2022-2049[2]		29,820	30,981
Freddie Mac Pool #ZT1545 4.00% 2048[2]		21,875	22,779
Freddie Mac 0%-4.00% 2030-2049[2,4]		23,510	24,327
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[2]		9,195	9,643
Petróleos Mexicanos 6.35% 2048		927	898
Poland (Republic of) 3.25%-4.00% 2024-2026		5,570	5,932
South Africa (Republic of) 5.50% 2020		1,900	1,913
State Grid Overseas Investment Ltd. 3.50% 2027[3]		5,600	5,865
Statoil ASA 3.70%-4.25% 2024-2041		2,950	3,235
U.S. Treasury 1.50% 2024[5]		38,920	38,608
U.S. Treasury 2.75% 2025		10,140	10,683

96      American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)

U.S. Treasury 2.875% 2028[5]	$19,850	$21,358
U.S. Treasury 1.625% 2029	12,500	12,176
U.S. Treasury 3.00% 2048[5]	8,325	9,378
U.S. Treasury 1.50%-3.00% 2020-2049[5]	54,050	56,040
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,5]	13,782	13,935
U.S. Treasury Inflation-Protected Security 0.875% 2029[1,5]	78,843	83,772
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,5]	29,605	32,951
U.S. Treasury Inflation-Protected Securities 0.38%-1.38% 2025-2044[1,5]	13,875	15,113
Other securities		448,836

		880,866

Other 2.79%

Other securities		59,257

Total bonds, notes & other debt instruments (cost: $1,932,196,000)		1,992,567

Convertible bonds 0.00%

U.S. dollars 0.00%

Other securities		10

Total convertible bonds (cost: $8,000)		10

Convertible stocks 0.04%

	Shares

U.S. dollars 0.04%

Other securities		847

Total convertible stocks (cost: $816,000)		847

Common stocks 0.05%

U.S. dollars 0.05%

Other securities		1,142

Total common stocks (cost: $2,504,000)		1,142

Rights & warrants 0.01%

U.S. dollars 0.01%

Other securities		130

Total rights & warrants (cost: $427,000)		130

Short-term securities 5.83%

Money market investments 3.65%

Capital Group Central Cash Fund 1.73%[6]	777,446	77,745

American Funds Insurance Series      97

Global Bond Fund

Short-term securities (continued)

	Principal amount (000)		Value (000)

Other short-term securities 2.18%

Canadian Treasury Bills 1.67%-1.68% due 9/17/2020-10/15/2020	C$	24,270	$18,446
Greek Treasury Bills (0.03)% due 6/5/2020		€7,275	8,167
Other securities			19,839

			46,452

Total short-term securities (cost: $125,174,000)			124,197

Total investment securities 99.54% (cost: $2,061,125,000)			2,118,893
Other assets less liabilities 0.46%			9,751

Net assets 100.00%			$2,128,644

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $2,425,000, which represented .11% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,927,000, which represented .18% of the net assets of the fund. One security in “Other securities” (with a value of $27,000, an aggregate cost of $116,000, and which represented less than .01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 12/31/2019[8] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	410	April 2020	$82,000	$88,355	$(46)
5 Year U.S. Treasury Note Futures	Long	922	April 2020	92,200	109,358	(407)
10 Year Euro-Bund Futures	Short	92	March 2020	€(9,200)	(17,594)	76
10 Year U.S. Treasury Note Futures	Long	165	March 2020	$16,500	21,189	(197)
20 Year U.S. Treasury Bond Futures	Long	37	March 2020	3,700	5,768	(129)
30 Year Euro-Buxl Futures	Long	42	March 2020	€4,200	9,346	(260)
30 Year Ultra U.S. Treasury Bond Futures	Short	28	March 2020	$(2,800)	(5,086)	158

						$(805)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2019 (000)
AUD	10,600	USD	7,267	Goldman Sachs	1/6/2020	$173
EUR	2,575	USD	2,859	JPMorgan Chase	1/6/2020	31
EUR	2,800	USD	3,113	Standard Chartered Bank	1/6/2020	29
THB	20	USD	1	JPMorgan Chase	1/6/2020	— [9]
USD	11,342	ILS	39,170	JPMorgan Chase	1/6/2020	(4)
USD	3,598	ZAR	53,200	Citibank	1/6/2020	(198)
USD	10,597	JPY	1,149,000	UBS AG	1/7/2020	18
USD	592	ZAR	8,780	Morgan Stanley	1/7/2020	(35)
JPY	1,496,000	USD	13,823	JPMorgan Chase	1/7/2020	(48)
USD	2,740	MXN	54,000	Goldman Sachs	1/7/2020	(113)
USD	10,625	EUR	9,610	HSBC Bank	1/7/2020	(159)

98      American Funds Insurance Series

Global Bond Fund

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2019 (000)
USD	5,087	ZAR	74,900	Bank of America	1/7/2020	$(256)
USD	5,533	ZAR	82,000	JPMorgan Chase	1/7/2020	(317)
EUR	6,400	USD	7,142	Citibank	1/8/2020	41
CZK	165,000	EUR	6,461	Goldman Sachs	1/8/2020	28
USD	11,470	JPY	1,244,630	UBS AG	1/8/2020	10
USD	1,516	CNH	10,700	HSBC Bank	1/8/2020	(21)
USD	7,105	EUR	6,400	Goldman Sachs	1/8/2020	(77)
CLP	12,189,000	USD	15,324	Morgan Stanley	1/9/2020	888
AUD	5,850	USD	3,994	Citibank	1/9/2020	112
EUR	6,815	USD	7,578	Morgan Stanley	1/9/2020	71
GBP	2,800	USD	3,683	Bank of America	1/9/2020	27
USD	7,142	EUR	6,400	Citibank	1/9/2020	(41)
USD	1,225	CLP	982,000	Bank of America	1/9/2020	(82)
USD	2,071	CLP	1,654,653	Citibank	1/9/2020	(130)
USD	7,386	BRL	31,080	Goldman Sachs	1/9/2020	(338)
USD	4,981	CLP	4,000,347	Citibank	1/9/2020	(340)
USD	6,794	CLP	5,552,000	HSBC Bank	1/9/2020	(591)
USD	1,522	INR	109,575	JPMorgan Chase	1/10/2020	(12)
EUR	7,100	USD	7,883	HSBC Bank	1/13/2020	88
GBP	7,659	USD	10,086	Bank of America	1/13/2020	63
USD	829	EUR	745	Standard Chartered Bank	1/13/2020	(8)
USD	4,717	EUR	4,249	HSBC Bank	1/13/2020	(53)
EUR	9,079	USD	10,137	Bank of New York Mellon	1/15/2020	56
KRW	10,058,500	USD	8,651	Standard Chartered Bank	1/15/2020	50
GBP	15,670	EUR	18,547	Goldman Sachs	1/15/2020	(59)
CLP	10,219,000	USD	13,139	Goldman Sachs	1/16/2020	454
GBP	18,640	USD	24,544	HSBC Bank	1/16/2020	159
ILS	12,500	USD	3,581	Bank of America	1/16/2020	42
JPY	1,900,496	USD	17,468	Citibank	1/16/2020	40
CHF	1,000	USD	1,019	Citibank	1/16/2020	15
CAD	880	USD	668	JPMorgan Chase	1/16/2020	10
USD	818	INR	58,300	Standard Chartered Bank	1/16/2020	2
USD	7,771	CLP	5,841,270	Goldman Sachs	1/16/2020	1
USD	9,358	ILS	32,500	UBS AG	1/16/2020	(61)
USD	7,864	MXN	150,700	Citibank	1/16/2020	(87)
EUR	21,331	NOK	216,090	Bank of America	1/16/2020	(664)
JPY	2,842,160	USD	26,002	Barclays Bank PLC	1/17/2020	181
EUR	7,460	USD	8,345	Bank of America	1/17/2020	32
EUR	6,190	USD	6,925	Citibank	1/17/2020	26
EUR	3,200	USD	3,582	Standard Chartered Bank	1/17/2020	11
USD	20,818	EUR	18,600	Morgan Stanley	1/17/2020	(68)
AUD	21,200	USD	14,619	Citibank	1/21/2020	266
MXN	172,760	USD	9,081	Standard Chartered Bank	1/21/2020	26
JPY	398,400	USD	3,649	UBS AG	1/21/2020	22
USD	9,099	MXN	172,760	UBS AG	1/21/2020	(8)
USD	4,856	MYR	20,120	HSBC Bank	1/21/2020	(59)
GBP	5,460	USD	7,302	Standard Chartered Bank	1/21/2020	(65)
EUR	23,977	USD	26,822	Citibank	1/23/2020	113
JPY	1,354,660	USD	12,395	Goldman Sachs	1/23/2020	89
USD	3,582	INR	254,800	HSBC Bank	1/23/2020	20
USD	3,158	MXN	59,979	UBS AG	1/23/2020	(2)
USD	3,400	CNH	23,800	JPMorgan Chase	1/23/2020	(18)
USD	4,756	CNH	33,330	UBS AG	1/23/2020	(30)
USD	33,503	EUR	29,950	Morgan Stanley	1/23/2020	(141)
USD	1,658	COP	5,509,000	Citibank	1/24/2020	(16)
USD	7,324	AUD	10,670	Citibank	1/24/2020	(169)
EUR	25,135	USD	28,021	Standard Chartered Bank	1/27/2020	221

American Funds Insurance Series      99

Global Bond Fund

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2019 (000)
USD	4,205	INR	299,650	Standard Chartered Bank	1/27/2020	$19
USD	514	BRL	2,100	JPMorgan Chase	1/27/2020	(7)
USD	5,822	EUR	5,220	JPMorgan Chase	1/27/2020	(44)
EUR	5,010	USD	5,594	Standard Chartered Bank	1/30/2020	36
CNH	60,800	USD	8,591	Standard Chartered Bank	2/10/2020	135
CNH	18,800	USD	2,668	Standard Chartered Bank	2/10/2020	30
USD	3,927	CNH	27,700	HSBC Bank	2/10/2020	(48)
USD	19,976	CNH	142,790	Standard Chartered Bank	2/10/2020	(517)
USD	7,131	MXN	141,260	JPMorgan Chase	3/4/2020	(269)
EUR	27,760	USD	31,090	HSBC Bank	3/17/2020	200
USD	4,553	EUR	3,940	Bank of America	3/26/2020	109
EUR	2,580	USD	2,888	HSBC Bank	3/26/2020	22
USD	393	EUR	340	JPMorgan Chase	3/26/2020	10
USD	2,937	BRL	12,100	JPMorgan Chase	4/1/2020	(59)
USD	21,630	BRL	91,700	Citibank	7/1/2020	(972)

						$(2,210)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024		€64,700	$(156)	$—	$(156)
(0.356)%	6-month EURIBOR	8/9/2024		60,000	(511)	—	(511)
6-month HUF-BUBOR	1.39%	11/11/2029	HUF	2,335,000	106	—	106
6-month PLN-WIBOR	1.90%	11/12/2029	PLN	30,800	(26)	—	(26)
6-month PLN-WIBOR	1.88%	11/20/2029		30,710	(11)	—	(11)
3-month USD-LIBOR	2.0105%	12/18/2049		$3,125	59	—	59

						$—	$(539)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront receipts (000)	Unrealized appreciation at 12/31/2019 (000)
1.00%/Quarterly	CDX.NA.IG.33	12/20/2024	$130,250	$3,377	$2,646	$731

100      American Funds Insurance Series

Global Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $185,840,000, which represented 8.73% of the net assets of the fund.

[4]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,498,000, which represented .45% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 12/31/2019.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars
BRL = Brazilian reais
BUBOR = Budapest Interbank Offered Rate
CAD/C$ = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CNH/CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DKr = Danish kroner
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
GBP/£ = British pounds
HUF = Hungarian forints
ILS = Israeli shekels
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK/NKr = Norwegian kroner
PLN = Polish zloty
THB = Thai baht
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series      101

High-Income Bond Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 92.80%

	Principal amount (000)	Value (000)

Corporate bonds & notes 92.80%

Communication services 16.19%

Cablevision Systems Corp. 6.75% 2021	$5,025	$5,419
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,817
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%-5.88% 2023-2030[1]	10,165	10,491
CenturyLink, Inc. 6.75% 2023	7,100	7,940
CenturyLink, Inc. 5.13%-7.50% 2022-2026[1]	3,875	4,037
Embarq Corp. 7.995% 2036	1,275	1,351
Frontier Communications Corp. 11.00% 2025	16,070	7,834
Frontier Communications Corp. 8.00%-10.50% 2020-2027[1]	12,790	9,411
Gogo Inc. 9.875% 2024[1]	14,750	15,610
Intelsat Jackson Holding Co. 8.50% 2024[1]	6,100	5,569
Level 3 Communications, Inc. 3.875% 2029[1]	1,450	1,464
MDC Partners Inc. 6.50% 2024[1]	9,510	8,630
Qwest Capital Funding, Inc. 6.875% 2028	1,100	1,087
Sprint Corp. 6.875% 2028	5,395	5,823
Sprint Corp. 7.13%-11.50% 2021-2032	10,350	11,813
Univision Communications Inc. 5.125% 2023[1]	6,200	6,200
Other securities		95,517

		205,013

Health care 15.42%

Bausch Health Cos. Inc. 5.00%-7.00% 2028-2030[1]	6,955	7,296
Centene Corp. 4.625% 2029[1]	6,985	7,374
Centene Corp. 4.25%-6.13% 2022-2027[1]	15,605	16,182
Endo International PLC 5.75%-6.00% 2022-2025[1,2]	15,759	11,863
Kinetic Concepts, Inc. 12.50% 2021[1]	6,573	6,781
Mallinckrodt PLC 4.875% 2020[1]	11,135	8,610
Molina Healthcare, Inc. 5.375% 2022	10,235	10,898
Molina Healthcare, Inc. 4.875% 2025[1]	1,744	1,797
Par Pharmaceutical Cos. Inc. 7.50% 2027[1]	5,755	5,741
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[3,4,5,6,7]	5,665	5,721
Tenet Healthcare Corp. 4.875% 2026[1]	9,600	10,067
Tenet Healthcare Corp. 4.63%-8.13% 2022-2027[1]	8,717	9,359
Teva Pharmaceutical Finance Co. BV 2.80% 2023	6,891	6,406
Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,192	8,307
Teva Pharmaceutical Finance Co. BV 2.20%-7.13% 2021-2028[1]	8,526	8,079
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	12,430	12,869
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	4,670	5,373
Valeant Pharmaceuticals International, Inc. 5.88%-9.00% 2023-2027[1]	6,235	6,642
Other securities		45,896

		195,261

Materials 12.07%

Cleveland-Cliffs Inc. 4.875% 2024[1]	5,375	5,505
Cleveland-Cliffs Inc. 5.75% 2025	6,831	6,758
Cleveland-Cliffs Inc. 5.875% 2027[1]	8,285	7,969
First Quantum Minerals Ltd. 7.25% 2023[1]	8,150	8,455
First Quantum Minerals Ltd. 7.50% 2025[1]	11,100	11,373
First Quantum Minerals Ltd. 6.875% 2026[1]	5,075	5,148
First Quantum Minerals Ltd. 6.50%-7.25% 2021-2024[1]	5,665	5,696
LSB Industries, Inc. 9.625% 2023[1]	5,010	5,159
Ryerson Inc. 11.00% 2022[1]	5,191	5,489
Venator Materials Corp. 5.75% 2025[1]	6,535	6,045
Other securities		85,249

		152,846

102      American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds & notes (continued)

Energy 10.52%

CONSOL Energy Inc. 5.875% 2022	$7,366	$7,390
Weatherford International PLC 11.00% 2024[1]	6,660	7,218
Other securities		118,661

		133,269

Consumer discretionary 9.69%

PetSmart, Inc. 7.125% 2023[1]	10,565	10,380
PetSmart, Inc. 5.875% 2025[1]	8,093	8,265
PetSmart, Inc. 8.875% 2025[1]	9,205	9,113
Scientific Games Corp. 8.25% 2026[1]	5,130	5,665
Staples, Inc. 7.50% 2026[1]	8,100	8,419
Other securities		80,879

		122,721

Industrials 8.71%

Builders FirstSource, Inc. 5.625% 2024[1]	5,958	6,209
Dun & Bradstreet Corp. 10.25% 2027[1]	5,303	6,108
FXI Holdings, Inc. 12.25% 2026[1]	5,155	5,377
LSC Communications, Inc. 8.75% 2023[1]	9,510	5,163
Other securities		87,400

		110,257

Information technology 6.29%

Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[5,7]	5,370	5,263
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	7,370	7,984
Infor (US), Inc. 6.50% 2022	5,400	5,491
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[5,7]	8,645	8,883
Unisys Corp. 10.75% 2022[1]	6,600	7,113
Other securities		44,854

		79,588

Financials 5.68%

Compass Diversified Holdings 8.00% 2026[1]	5,260	5,709
FS Energy and Power Fund 7.50% 2023[1]	7,115	7,308
Other securities		58,955

		71,972

Utilities 2.96%

Talen Energy Corp. 10.50% 2026[1]	5,425	5,173
Other securities		32,249

		37,422

Real estate 2.64%

Howard Hughes Corp. 5.375% 2025[1]	6,070	6,343
Other securities		27,139

		33,482

Consumer staples 2.63%

Other securities		33,285

Total corporate bonds & notes		1,175,116

Municipals 0.00%

Other securities		5

Total bonds, notes & other debt instruments (cost: $1,171,836,000)		1,175,121

American Funds Insurance Series      103

High-Income Bond Fund

Convertible bonds 0.37%

	Principal amount (000)	Value (000)

Communication services 0.22%

Gogo Inc., convertible notes, 6.00% 2022	$797	$1,001
Other securities		1,784

		2,785

Health care 0.10%

Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	1,375	1,310

Materials 0.05%

Cleveland-Cliffs Inc., convertible notes, 1.50% 2025	500	599

Total convertible bonds (cost: $4,531,000)		4,694

Convertible stocks 0.63%

	Shares

Other 0.63%

Other securities		8,057

Total convertible stocks (cost: $7,673,000)		8,057

Preferred securities 0.17%

Consumer discretionary 0.17%

Other securities		2,187

Total preferred securities (cost: $1,656,000)		2,187

Common stocks 1.11%

Communication services 0.03%

Frontier Communications Corp.[8]	13,333	12
Other securities		384

		396

Other 1.08%

Other securities		13,639

Total common stocks (cost: $19,328,000)		14,035

Rights & warrants 0.06%

Energy 0.06%

Other securities		711

Total rights & warrants (cost: $2,287,000)		711

Short-term securities 3.09%

Money market investments 3.09%

Capital Group Central Cash Fund 1.73%[9]	391,124	39,112

Total short-term securities (cost: $38,979,000)		39,112

Total investment securities 98.23% (cost: $1,246,290,000)		1,243,917
Other assets less liabilities 1.77%		22,376

Net assets 100.00%		$1,266,293

104      American Funds Insurance Series

High-Income Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $5,152,000, an aggregate cost of $5,650,000, and which represented .41% of the net assets of the fund) were acquired from 9/26/2013 to 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 12/31/2019[11] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	295	April 2020	$59,000	$63,572	$(33)
10 Year Ultra U.S. Treasury Note Futures	Short	113	March 2020	(11,300)	(15,899)	192

						$159

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2019 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$41,200	$(1,068)	$(970)	$(98)
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	53,680	(5,171)	(3,691)	(1,480)

					$(4,661)	$(1,578)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $792,983,000, which represented 62.62% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $23,174,000, which represented 1.83% of the net assets of the fund.

[4]	Value determined using significant unobservable inputs.
[5]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $64,996,000, which represented 5.13% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Security did not produce income during the last 12 months.
[9]	Rate represents the seven-day yield at 12/31/2019.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      105

Mortgage Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 81.04%

	Principal amount (000)	Value (000)

Mortgage-backed obligations 63.38%

Federal agency mortgage-backed obligations 59.31%

Fannie Mae Pool #AL3803 3.00% 2028[1]	$13	$13
Fannie Mae Pool #BJ9590 3.00% 2034[1]	1,855	1,901
Fannie Mae Pool #BM4488 3.435% 2048[1,2]	1,690	1,730
Fannie Mae Pool #MA3692 3.50% 2049[1]	3,160	3,247
Fannie Mae Pool #CA4566 3.50% 2049[1]	2,992	3,077
Fannie Mae Pool #FM0020 3.50% 2049[1]	1,296	1,336
Fannie Mae 3.00%-5.00% 2026-2049[1,2]	3,840	3,958
Freddie Mac 4.00% 2036[1]	4,219	4,497
Freddie Mac Pool #SB8002 3.00% 2034[1]	1,750	1,794
Freddie Mac Pool #SB8027 3.00% 2035[1]	1,278	1,313
Freddie Mac Pool #760014 3.486% 2045[1,2]	1,595	1,627
Freddie Mac Pool #SD8005 3.50% 2049[1]	4,462	4,585
Freddie Mac Pool #SD8001 3.50% 2049[1]	3,325	3,417
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	4,908
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	1,250	1,301
Freddie Mac 2.60%-5.00% 2020-2049[1,2]	5,214	5,423
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	1,490	1,515
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,437	1,464
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,3]	10,713	11,041
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	9,853	10,390
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	6,803	7,063
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	3,737	3,808
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	9,962	10,100
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	6,847	7,090
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,873	1,934
Government National Mortgage Assn. 5.50% 2040[1]	1,469	1,640
Government National Mortgage Assn. 3.50% 2043[1]	1,887	1,973
Government National Mortgage Assn. 3.50% 2043[1]	1,535	1,605
Government National Mortgage Assn. 3.50% 2043[1]	1,214	1,275
Government National Mortgage Assn. 4.25% 2044[1]	1,574	1,682
Government National Mortgage Assn. 4.50% 2049[1]	16,600	17,345
Government National Mortgage Assn. 4.00% 2050[1,4]	4,760	4,927
Government National Mortgage Assn. 4.50% 2050[1,4]	2,639	2,759
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	1,727	1,804
Government National Mortgage Assn. 3.50%-6.50% 2034-2066[1]	16,007	16,733
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	15,493	15,864
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	17	17
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	3,000	3,159
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	3,774	3,806
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	292	298
Other securities		1,252

		174,671

Collateralized mortgage-backed obligations (privately originated) 4.07%

Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,5,6]	1,271	1,270
Other securities		10,709

		11,979

Total mortgage-backed obligations		186,650

106      American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 9.65%

U.S. Treasury 4.86%

U.S. Treasury 2.00% 2022	$2,400	$2,425
U.S. Treasury 1.75% 2023	3,500	3,513
U.S. Treasury 2.875% 2023	4,350	4,547
U.S. Treasury 2.50% 2024	2,500	2,588
U.S. Treasury 2.13%-2.75% 2022-2023	1,224	1,247

		14,320

U.S. Treasury inflation-protected securities 4.79%

U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	6,216	6,315
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	129	170
U.S. Treasury Inflation-Protected Security 0.75% 2042[7,8]	7,328	7,629

		14,114

Total U.S. Treasury bonds & notes		28,434

Federal agency bonds & notes 6.42%

Fannie Mae 2.00% 2022	5,800	5,849
Federal Home Loan Bank 1.375% 2021	3,000	2,992
Federal Home Loan Bank 1.875% 2021	10,000	10,055

		18,896

Asset-backed obligations 1.59%

Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	1,823	1,825
Other securities		2,856

		4,681

Total bonds, notes & other debt instruments (cost: $234,202,000)		238,661

Short-term securities 13.90%

Federal agency discount notes 13.05%
Fannie Mae 1.50%-1.55% due 1/22/2020-1/23/2020	12,500	12,489
Federal Farm Credit Banks 1.57% due 1/30/2020	8,000	7,990
Federal Home Loan Bank 1.55%-1.59% due 1/3/2020-2/18/2020	13,000	12,988
Freddie Mac 1.64% due 3/18/2020	5,000	4,984

		38,451

Commercial paper 0.85%

Starbird Funding Corp. 1.58% due 1/2/2020[6]	2,500	2,500

Total short-term securities (cost: $40,948,000)		40,951

Total investment securities 94.94% (cost: $275,150,000)		279,612
Other assets less liabilities 5.06%		14,898

Net assets 100.00%		$294,510

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series      107

Mortgage Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 12/31/2019[10] (000)	Unrealized depreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	425	April 2020	$85,000	$91,588	$(49)
5 Year U.S. Treasury Note Futures	Long	427	April 2020	42,700	50,646	(176)
10 Year Ultra U.S. Treasury Note Futures	Long	126	March 2020	12,600	17,729	(213)
10 Year U.S. Treasury Note Futures	Long	79	March 2020	7,900	10,145	(95)
20 Year U.S. Treasury Bond Futures	Long	56	March 2020	5,600	8,731	(186)
30 Year Ultra U.S. Treasury Bond Futures	Long	5	March 2020	500	908	(27)

						$(746)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$102,700	$— [11]	$—	$— [11]
1.5365%	U.S. EFFR	1/29/2020	81,500	(1)	—	(1)
1.535%	U.S. EFFR	1/29/2020	85,500	(1)	—	(1)
1.531%	U.S. EFFR	3/18/2020	95,000	(4)	—	(4)
1.515%	U.S. EFFR	3/18/2020	86,100	(6)	—	(6)
1.5155%	U.S. EFFR	3/18/2020	182,000	(12)	—	(12)
1.5135%	U.S. EFFR	3/18/2020	181,900	(13)	—	(13)
3-month USD-LIBOR	2.806%	8/29/2020	300	(2)	—	(2)
1.4555%	U.S. EFFR	12/10/2020	16,900	(10)	—	(10)
1.454%	U.S. EFFR	12/10/2020	20,100	(12)	—	(12)
1.487%	U.S. EFFR	12/16/2020	18,375	(5)	—	(5)
1.491%	U.S. EFFR	12/16/2020	18,625	(5)	—	(5)
1.34%	U.S. EFFR	10/18/2021	21,000	(42)	—	(42)
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	171	—	171
1.3615%	U.S. EFFR	11/1/2021	29,500	(45)	—	(45)
1.281%	U.S. EFFR	11/4/2021	29,500	(88)	—	(88)
U.S. EFFR	1.335%	11/26/2021	30,000	61	—	61
2.012%	3-month USD-LIBOR	10/4/2022	9,000	82	—	82
2.00%	3-month USD-LIBOR	10/5/2022	41,500	364	—	364
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	48	—	48
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	(640)	—	(640)
2.21875%	U.S. EFFR	3/14/2024	9,000	271	—	271
3-month USD-LIBOR	2.322%	5/2/2024	10,100	(262)	—	(262)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(606)	—	(606)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	(313)	—	(313)
3-month USD-LIBOR	2.05%	7/18/2029	6,000	(92)	—	(92)
U.S. EFFR	1.485%	10/23/2029	2,100	32	—	32
U.S. EFFR	1.4869%	10/23/2029	1,900	29	—	29
U.S. EFFR	1.453%	10/24/2029	2,500	45	—	45
U.S. EFFR	1.4741%	10/24/2029	2,500	41	—	41
U.S. EFFR	1.4495%	10/24/2029	1,800	33	—	33
U.S. EFFR	1.446%	10/24/2029	200	4	—	4
1.419%	U.S. EFFR	11/26/2029	6,000	(130)	—	(130)
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(222)	—	(222)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(457)	—	(457)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(682)	—	(682)
U.S. EFFR	2.155%	11/10/2047	1,280	(86)	—	(86)
U.S. EFFR	2.5635%	2/12/2048	4,528	(714)	—	(714)
2.98%	3-month USD-LIBOR	3/15/2048	300	59	—	59

108      American Funds Insurance Series

Mortgage Fund

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2.9625%	3-month USD-LIBOR	3/15/2048	$300	$57	$—	$57
2.917%	3-month USD-LIBOR	3/16/2048	600	109	—	109
3-month USD-LIBOR	1.934%	12/12/2049	2,200	80	—	80
3-month USD-LIBOR	1.935%	12/17/2049	2,480	90	—	90
3-month USD-LIBOR	2.007%	12/19/2049	900	18	—	18
3-month USD-LIBOR	2.045%	12/27/2049	2,200	24	—	24

					$—	$(2,832)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Step bond; coupon rate may change at a later date.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,270,000, which represented .43% of the net assets of the fund.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $17,782,000, which represented 6.04% of the net assets of the fund.

[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,195,000, which represented 1.42% of the net assets of the fund.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      109

Ultra-Short Bond Fund

Investment portfolio December 31, 2019

Short-term securities 99.86%

	Principal amount (000)	Value (000)

Commercial paper 71.65%

Alberta (Province of) 1.78% due 1/8/2020[1]	$9,000	$8,997
American Honda Finance Corp. 1.84% due 1/6/2020	11,000	10,997
BMW U.S. Capital LLC 1.61% due 1/8/2020[1]	7,000	6,997
Chariot Funding, LLC 2.00% due 1/7/2020[1]	9,300	9,297
CHARTA, LLC 1.78% due 1/16/2020[1]	10,000	9,992
Eli Lilly and Co. 1.66% due 1/6/2020[1]	10,000	9,997
ExxonMobil Corp. 1.65% due 2/18/2020	10,000	9,977
Henkel of America, Inc. 1.75% due 2/4/2020[1]	7,000	6,989
LVMH Moët Hennessy Louis Vuitton Inc. 1.70% due 2/13/2020[1]	10,000	9,980
National Rural Utilities Cooperative Finance Corp. 1.72% due 1/13/2020	8,100	8,095
Nederlandse Waterschapsbank N.V. 1.84% due 3/18/2020[1]	10,000	9,961
New York Life Capital Corp. 1.60% due 2/12/2020[1]	10,000	9,980
NRW.BANK 1.90% due 1/21/2020[1]	9,000	8,991
OMERS Finance Trust 1.87% due 1/22/2020[1]	10,000	9,990
Oversea-Chinese Banking Corp. Ltd. 1.87% due 1/24/2020[1]	10,800	10,787
Pfizer Inc. 2.04% due 1/23/2020[1]	11,700	11,688
Simon Property Group, LP 1.70% due 1/13/2020[1]	8,100	8,095
ST Engineering North America, Inc. 1.87% due 1/21/2020[1]	2,000	1,998
Starbird Funding Corp. 1.58% due 1/2/2020[1]	6,000	6,000
United Overseas Bank Ltd. 1.83% due 2/25/2020[1]	10,000	9,974
United Parcel Service Inc. 1.62% due 1/13/2020[1]	10,200	10,195
Victory Receivables Corp. 1.82% due 2/3/2020[1]	10,000	9,983
Walt Disney Co. 1.69% due 2/26/2020[1]	5,000	4,986

		203,946

Federal agency discount notes 14.73%

Fannie Mae 1.53% due 1/10/2020	10,000	9,996
Federal Farm Credit Banks 1.55% due 3/4/2020	7,000	6,981
Federal Home Loan Bank 1.57% due 1/31/2020	15,000	14,982
Freddie Mac 1.55% due 3/10/2020	10,000	9,971

		41,930

Bonds & notes of governments & government agencies outside the U.S. 9.97%

CPPIB Capital Inc. 1.82% due 1/24/2020	10,000	9,989
Ontario (Province of) 1.74% due 2/3/2020	7,400	7,389
Québec (Province of) 1.85% due 1/16/2020[1]	11,000	10,992

		28,370

U.S. Treasury bonds & notes 3.51%
U.S. Treasury Bill 1.50% due 2/11/2020	10,000	9,983

Total short-term securities (cost: $284,222,000)		284,229

Total investment securities 99.86% (cost: $284,222,000)		284,229
Other assets less liabilities 0.14%		401

Net assets 100.00%		$284,630

[1]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $185,869,000, which represented 65.30% of the net assets of the fund.

See notes to financial statements.

110      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 96.81%

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 51.15%

U.S. Treasury 43.49%

U.S. Treasury 1.75% 2021[1]	$33,540	$33,641
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.826% 2021[2]	51,589	51,671
U.S. Treasury 2.00% 2021	46,300	46,669
U.S. Treasury 2.125% 2021	23,450	23,661
U.S. Treasury 2.25% 2021	23,580	23,820
U.S. Treasury 1.75% 2022	174,300	174,930
U.S. Treasury 1.875% 2022	63,000	63,391
U.S. Treasury 1.875% 2022	25,000	25,170
U.S. Treasury 1.875% 2022	23,000	23,167
U.S. Treasury 2.00% 2022	69,500	70,238
U.S. Treasury 2.125% 2023[1]	57,739	58,782
U.S. Treasury 2.875% 2023	43,000	44,952
U.S. Treasury 2.875% 2023	22,500	23,538
U.S. Treasury 1.50% 2024	47,000	46,623
U.S. Treasury 2.00% 2024	30,050	30,469
U.S. Treasury 2.125% 2024[1]	31,975	32,620
U.S. Treasury 2.50% 2024	44,000	45,540
U.S. Treasury 2.75% 2025	38,000	39,970
U.S. Treasury 1.625% 2026	77,000	76,037
U.S. Treasury 1.875% 2026	86,000	86,393
U.S. Treasury 1.75% 2029	35,000	34,467
U.S. Treasury 2.25% 2049[1]	25,700	24,937
U.S. Treasury 2.875% 2049[1]	26,000	28,663
U.S. Treasury 1.50%-2.88% 2021-2049[1]	148,885	150,278

		1,259,627

U.S. Treasury inflation-protected securities 7.66%

U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	36,777	37,362
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	72,013	72,476
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	24,054	24,283
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	22,423	23,344
U.S. Treasury Inflation-Protected Securities 0.13%-2.13% 2022-2049[3]	61,709	64,292

		221,757

Total U.S. Treasury bonds & notes		1,481,384

Mortgage-backed obligations 27.67%

Federal agency mortgage-backed obligations 27.67%

Fannie Mae Pool #BH2597 4.00% 2047[4]	25,092	26,390
Fannie Mae Pool #MA3775 3.50% 2049[4]	44,907	46,182
Fannie Mae 0%-9.16% 2022-2049[2,4]	75,935	79,030
Freddie Mac Pool #SD8001 3.50% 2049[4]	90,895	93,422
Freddie Mac Pool #SD8005 3.50% 2049[4]	34,320	35,264
Freddie Mac 0%-5.50% 2020-2049[2,4]	79,149	81,942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	37,774	39,835
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	39,374	40,773
Government National Mortgage Assn. 3.50% 2050[4,5]	40,000	41,221
Government National Mortgage Assn. 4.00% 2050[4,5]	30,870	31,952
Government National Mortgage Assn. 2.26%-6.64% 2034-2065[2,4,5]	81,733	85,971
Uniform Mortgage-Backed Security 3.00% 2035[4,5]	76,804	78,695
Uniform Mortgage-Backed Security 3.00% 2035[4,5]	28,225	28,903
Uniform Mortgage-Backed Security 4.50% 2050[4,5]	16	17
Other securities		91,827

		801,424

American Funds Insurance Series      111

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Federal agency bonds & notes 17.99%

Fannie Mae 2.75% 2021	$26,500	$26,938
Fannie Mae 2.875% 2023	36,000	37,533
Fannie Mae 1.25%-7.13% 2021-2030	6,900	8,673
Federal Home Loan Bank 3.25%-5.50% 2023-2036	30,315	32,747
Freddie Mac 2.375% 2021	40,000	40,340
Private Export Funding Corp. 3.266% 2021[6]	34,000	34,994
Private Export Funding Corp. 2.25%-3.55% 2020-2024	11,340	11,768
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,756
Tennessee Valley Authority 2.88%-5.88% 2027-2060	14,330	16,251
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	6,670	6,749
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,693
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,884
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,794
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	3,010	3,549
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,990
U.S. Agency for International Development, Ukraine 1.471% 2021	4,410	4,397
U.S. Department of Housing and Urban Development 1.98%-3.70% 2020-2034	73,632	76,567
Other securities		5,422

		521,045

Total bonds, notes & other debt instruments (cost: $2,765,266,000)		2,803,853

Short-term securities 8.05%

Commercial paper 7.88%

Bank of New York Co., Inc. 1.60% due 1/2/2020	26,700	26,698
Exxon Mobil Corp. 1.62% due 2/3/2020	50,000	49,923
Pfizer Inc. 1.67% due 1/16/2020[6]	64,800	64,755
Starbird Funding Corp. 1.58% due 1/2/2020[6]	28,100	28,098
Toronto-Dominion Bank 1.70% due 1/7/2020[6]	50,000	49,983
Other securities		8,695

		228,152

Federal agency discount notes 0.17%

Other securities		4,994

Total short-term securities (cost: $233,152,000)		233,146

Total investment securities 104.86% (cost: $2,998,418,000)		3,036,999
Other assets less liabilities (4.86)%		(140,665)

Net assets 100.00%		$2,896,334

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

112      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 12/31/2019[8] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
30 Day Federal Funds Futures	Long	451	January 2020	$187,932	$185,014	$(118)
90 Day Euro Dollar Futures	Long	565	March 2020	141,250	138,799	543
2 Year U.S. Treasury Note Futures	Long	4,270	April 2020	854,000	920,185	90
5 Year U.S. Treasury Note Futures	Long	6,935	April 2020	693,500	822,556	(3,396)
10 Year U.S. Treasury Note Futures	Long	1,481	March 2020	148,100	190,193	(1,498)
10 Year Ultra U.S. Treasury Note Futures	Short	32	March 2020	(3,200)	(4,502)	54
20 Year U.S. Treasury Bond Futures	Long	219	March 2020	21,900	34,144	(596)
30 Year Ultra U.S. Treasury Bond Futures	Long	569	March 2020	56,900	103,362	(3,027)

						$(7,948)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$1,624,100	$1	$—	$1
1.5365%	U.S. EFFR	1/29/2020	1,288,300	(16)	—	(16)
1.535%	U.S. EFFR	1/29/2020	1,351,500	(18)	—	(18)
1.531%	U.S. EFFR	3/18/2020	741,200	(33)	—	(33)
1.515%	U.S. EFFR	3/18/2020	671,100	(45)	—	(45)
1.5155%	U.S. EFFR	3/18/2020	1,419,000	(93)	—	(93)
1.5135%	U.S. EFFR	3/18/2020	1,418,700	(97)	—	(97)
1.5435%	U.S. EFFR	4/29/2020	770,000	(9)	—	(9)
1.535%	U.S. EFFR	4/29/2020	1,187,700	(25)	—	(25)
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(223)	—	(223)
1.4555%	U.S. EFFR	12/10/2020	129,200	(77)	—	(77)
1.454%	U.S. EFFR	12/10/2020	152,800	(94)	—	(94)
1.4995%	U.S. EFFR	12/20/2020	283,000	(43)	—	(43)
2.197%	U.S. EFFR	4/15/2021	174,000	1,418	—	1,418
1.605%	U.S. EFFR	6/20/2021	116,816	124	—	124
1.6325%	U.S. EFFR	7/18/2021	243,000	453	—	453
1.34%	U.S. EFFR	10/18/2021	50,000	(99)	—	(99)
1.355%	U.S. EFFR	10/24/2021	34,100	(57)	—	(57)
1.339%	U.S. EFFR	10/24/2021	62,000	(122)	—	(122)
1.3065%	U.S. EFFR	10/25/2021	83,800	(213)	—	(213)
1.39%	U.S. EFFR	10/31/2021	116,000	(116)	—	(116)
1.3615%	U.S. EFFR	11/1/2021	252,400	(383)	—	(383)
1.281%	U.S. EFFR	11/4/2021	252,700	(756)	—	(756)
1.411%	U.S. EFFR	11/7/2021	56,875	(35)	—	(35)
1.3925%	U.S. EFFR	11/7/2021	56,875	(54)	—	(54)
U.S. EFFR	1.335%	11/26/2021	222,000	451	—	451
1.433%	U.S. EFFR	12/16/2021	137,600	(21)	—	(21)
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(612)	—	(612)
2.197%	U.S. EFFR	4/18/2022	47,400	768	—	768
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	(111)	—	(111)
1.8475%	3-month USD-LIBOR	7/11/2022	34,900	150	—	150
2.5775%	U.S. EFFR	7/16/2022	181,639	2,107	—	2,107
3-month USD-LIBOR	1.948%	7/28/2022	20,000	(139)	—	(139)
2.80%	3-month USD-LIBOR	9/2/2022	280,000	6,379	—	6,379
2.75%	3-month USD-LIBOR	9/2/2022	280,000	6,107	—	6,107
2.009%	3-month USD-LIBOR	10/4/2022	50,000	450	—	450

American Funds Insurance Series      113

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
3-month USD-LIBOR	2.0815%	2/10/2024	$28,700	$(441)	$—	$(441)
2.21875%	U.S. EFFR	3/14/2024	54,000	1,627	—	1,627
3-month USD-LIBOR	2.21079%	3/27/2024	48,318	(1,010)	—	(1,010)
3-month USD-LIBOR	2.33%	5/2/2024	48,460	(1,272)	—	(1,272)
3-month USD-LIBOR	2.588%	1/26/2025	15,600	(647)	—	(647)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(84)	—	(84)
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(1,426)	—	(1,426)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	723	—	723
2.908%	3-month USD-LIBOR	2/1/2028	16,000	721	—	721
2.925%	3-month USD-LIBOR	2/1/2028	12,800	587	—	587
2.92%	3-month USD-LIBOR	2/2/2028	12,200	556	—	556
U.S. EFFR	2.5065%	3/22/2028	8,700	(610)	—	(610)
U.S. EFFR	2.535%	3/23/2028	6,700	(484)	—	(484)
U.S. EFFR	2.471%	3/27/2028	8,100	(546)	—	(546)
U.S. EFFR	2.4575%	3/29/2028	9,638	(639)	—	(639)
U.S. EFFR	2.424%	3/30/2028	8,160	(520)	—	(520)
U.S. EFFR	2.412%	4/5/2028	3,702	(233)	—	(233)
3-month USD-LIBOR	1.9675%	6/21/2029	50,700	(418)	—	(418)
3-month USD-LIBOR	2.05%	7/18/2029	41,000	(629)	—	(629)
3-month USD-LIBOR	1.995%	7/19/2029	25,400	(266)	—	(266)
U.S. EFFR	1.485%	10/23/2029	16,000	244	—	244
U.S. EFFR	1.4869%	10/23/2029	14,600	220	—	220
U.S. EFFR	1.453%	10/24/2029	18,500	336	—	336
U.S. EFFR	1.4741%	10/24/2029	18,500	300	—	300
U.S. EFFR	1.4495%	10/24/2029	13,600	251	—	251
U.S. EFFR	1.446%	10/24/2029	1,800	34	—	34
1.419%	U.S. EFFR	11/26/2029	47,000	(1,021)	—	(1,021)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(5,923)	—	(5,923)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(6,114)	—	(6,114)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(449)	—	(449)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(545)	—	(545)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(546)	—	(546)
3-month USD-LIBOR	2.967%	2/2/2038	7,600	(426)	—	(426)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(2,481)	—	(2,481)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(3,559)	—	(3,559)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(3,659)	—	(3,659)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(1,489)	—	(1,489)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(164)	—	(164)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(925)	—	(925)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(398)	—	(398)
U.S. EFFR	2.155%	11/10/2047	8,640	(580)	—	(580)
U.S. EFFR	2.5635%	2/12/2048	33,204	(5,234)	—	(5,234)
3-month USD-LIBOR	1.934%	12/12/2049	19,300	704	—	704
3-month USD-LIBOR	1.935%	12/17/2049	17,280	627	—	627
3-month USD-LIBOR	2.007%	12/19/2049	21,500	423	—	423
3-month USD-LIBOR	2.045%	12/27/2049	15,100	166	—	166

					$—	$(20,302)

114      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $46,115,000, which represented 1.59% of the net assets of the fund.
[2]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,830,000, which represented 6.14% of the net assets of the fund.

[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      115

Managed Risk Growth Fund

Investment portfolio December 31, 2019

	Shares	Value (000)

Growth funds 81.52%

American Funds Insurance Series – Growth Fund, Class 1	4,413,020	$358,426

Total growth funds (cost: $314,327,000)		358,426

Fixed income funds 15.17%

American Funds Insurance Series – Bond Fund, Class 1	5,970,036	66,685

Total fixed income funds (cost: $64,788,000)		66,685

Short-term securities 3.38%

Government Cash Management Fund 1.51%[1]	14,836,148	14,836

Total short-term securities (cost: $14,836,000)		14,836

Total investment securities 100.07% (cost: $393,951,000)		439,947
Other assets less liabilities (0.07)%		(297)

Net assets 100.00%		$439,650

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	142	March 2020	$14,200	$16,843	$(61)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth funds 81.52%
American Funds Insurance Series - Growth Fund, Class 1	3,963,500	841,360	391,840	4,413,020	$3,636	$45,980	$3,243	$358,426
Fixed income funds 15.17%
American Funds Insurance Series - Bond Fund, Class 1	5,110,855	1,716,104	856,923	5,970,036	(16)	3,708	1,763	66,685

Total 96.69%					$3,620	$49,688	$5,006	$425,111

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

116      American Funds Insurance Series

Managed Risk International Fund

Investment portfolio December 31, 2019

	Shares	Value (000)

Growth funds 80.75%

American Funds Insurance Series – International Fund, Class 1	6,417,163	$133,862

Total growth funds (cost: $119,729,000)		133,862

Fixed income funds 14.76%

American Funds Insurance Series – Bond Fund, Class 1	2,190,172	24,465

Total fixed income funds (cost: $23,789,000)		24,465

Short-term securities 4.55%

Government Cash Management Fund 1.51%[1]	7,541,294	7,541

Total short-term securities (cost: $7,541,000)		7,541

Total investment securities 100.06% (cost: $151,059,000)		165,868
Other assets less liabilities (0.06)%		(99)

Net assets 100.00%		$165,769

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	72	March 2020	$7,200	$8,540	$(30)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth funds 80.75%
American Funds Insurance Series – International Fund, Class 1	6,802,836	422,276	807,949	6,417,163	$553	$20,856	$2,158	$133,862
Fixed income funds 14.76%
American Funds Insurance Series – Bond Fund, Class 1	2,162,908	382,186	354,922	2,190,172	64	1,507	667	24,465

Total 95.51%					$617	$22,363	$2,825	$158,327

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series      117

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2019

	Shares	Value (000)

Growth-and-income funds 81.97%

American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,089,727	$299,536

Total growth-and-income funds (cost: $295,807,000)		299,536

Fixed income funds 14.64%

American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,337,434	53,524

Total fixed income funds (cost: $52,792,000)		53,524

Short-term securities 3.45%

Government Cash Management Fund 1.51%[1]	12,608,727	12,609

Total short-term securities (cost: $12,609,000)		12,609

Total investment securities 100.06% (cost: $361,208,000)		365,669
Other assets less liabilities (0.06)%		(234)

Net assets 100.00%		$365,435

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	121	March 2020	$12,100	$14,352	$(52)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth-and-income funds 81.97%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	21,901,978	2,725,657	2,537,908	22,089,727	$139	$27,211	$6,403	$299,536
Fixed income funds 14.64%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,484,388	702,066	849,020	4,337,434	30	1,747	1,181	53,524

Total 96.61%					$169	$28,958	$7,584	$353,060

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

118      American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2019

	Shares	Value (000)

Growth-and-income funds 81.15%

American Funds Insurance Series – Growth-Income Fund, Class 1	36,320,774	$1,841,827

Total growth-and-income funds (cost: $1,679,355,000)		1,841,827

Fixed income funds 14.86%

American Funds Insurance Series – Bond Fund, Class 1	30,186,789	337,186

Total fixed income funds (cost: $317,192,000)		337,186

Short-term securities 3.81%

Government Cash Management Fund 1.51%[1]	86,525,815	86,526

Total short-term securities (cost: $86,526,000)		86,526

Options purchased 0.19%

Options purchased*		4,322

Total options purchased (cost: $14,443,000)		4,322

Total investment securities 100.01% (cost: $2,097,516,000)		2,269,861
Other assets less liabilities (0.01)%		(137)

Net assets 100.00%		$2,269,724

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2019 (000)
S&P 500 Index	110	$355	$2,050.00	3/20/2020	$8
S&P 500 Index	2,720	8,788	2,100.00	3/20/2020	231
S&P 500 Index	1,200	3,877	2,150.00	3/20/2020	144
S&P 500 Index	50	162	2,175.00	3/20/2020	5
S&P 500 Index	715	2,310	2,200.00	3/20/2020	82
S&P 500 Index	135	436	2,225.00	3/20/2020	17
S&P 500 Index	170	549	2,250.00	3/20/2020	25
S&P 500 Index	95	307	2,225.00	6/19/2020	50
S&P 500 Index	250	808	2,250.00	6/19/2020	148
S&P 500 Index	130	420	2,275.00	6/19/2020	92
S&P 500 Index	3,520	11,372	2,325.00	6/19/2020	3,041
S&P 500 Index	160	517	2,350.00	6/19/2020	130
S&P 500 Index	180	582	2,375.00	6/19/2020	160
S&P 500 Index	70	226	2,400.00	6/19/2020	78
S&P 500 Index	65	210	2,450.00	6/19/2020	86
S&P 500 Index	15	48	2,325.00	9/18/2020	25

					$4,322

American Funds Insurance Series      119

Managed Risk Growth-Income Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	876	March 2020	$87,600	$103,902	$(375)
S&P 500 E-mini Index Contracts	Long	380	March 2020	19	61,391	1,045

						$670

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth-and-income funds 81.15%
American Funds Insurance Series - Growth-Income Fund, Class 1	33,123,343	5,204,328	2,006,897	36,320,774	$10,843	$181,776	$32,844	$1,841,827
Fixed income funds 14.86%
American Funds Insurance Series - Bond Fund, Class 1	26,945,898	5,339,384	2,098,493	30,186,789	551	19,412	9,121	337,186

Total 96.01%					$11,394	$201,188	$41,965	$2,179,013

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

120      American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2019

	Shares	Value (000)

Asset allocation funds 95.49%

American Funds Insurance Series – Asset Allocation Fund, Class 1	112,462,863	$2,704,731

Total asset allocation funds (cost: $2,461,096,000)		2,704,731

Short-term securities 4.57%

Government Cash Management Fund 1.51%[1]	129,388,605	129,389

Total short-term securities (cost: $129,389,000)		129,389

Total investment securities 100.06% (cost: $2,590,485,000)		2,834,120
Other assets less liabilities (0.06)%		(1,616)

Net assets 100.00%		$2,832,504

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	1,222	March 2020	$122,200	$144,941	$(525)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Asset allocation funds 95.49%
American Funds Insurance Series - Asset Allocation Fund, Class 1	115,468,223	9,622,390	12,627,750	112,462,863	$18,556	$297,458	$55,061	$2,704,731

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series      121

Financial statements

Statements of assets and liabilities at December 31, 2019

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,834,678	$4,695,009	$28,530,215	$10,090,299	$3,763,903
Affiliated issuers	—	12,711	—	—	—
Cash	77	984	961	1,558	5,500
Cash collateral received for securities on loan	—	9,581	—	—	—
Cash denominated in currencies other than U.S. dollars	187	5,130	822	3,548	730
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	—	2,285	7,836	2,831	261
Sales of fund’s shares	2,516	3,547	5,850	1,503	1,370
Dividends and interest	12,553	3,331	40,016	17,475	6,799
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Securities lending income	—	384	—	—	9
Other	468	226	53	96	1,978

	6,850,479	4,733,188	28,585,753	10,117,310	3,780,550

Liabilities:
Collateral for securities on loan	—	95,814	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	131	—
Payables for:
Purchases of investments	218	2,571	19,404	1,808	841
Repurchases of fund’s shares	40,573	4,821	82,386	18,480	3,083
Investment advisory services	2,924	2,682	7,647	4,148	2,180
Insurance administrative fees	226	121	897	230	382
Services provided by related parties	1,061	653	4,372	1,231	429
Trustees’ deferred compensation	77	52	497	207	36
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	4,857	6,103	811	15,406	13,045
Other	96	98	80	238	143

	50,032	112,915	116,094	41,879	20,139

Net assets at December 31, 2019	$6,800,447	$4,620,273	$28,469,659	$10,075,431	$3,760,411

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,735,844	$3,169,995	$15,151,170	$7,794,312	$2,756,659
Total distributable earnings	3,064,603	1,450,278	13,318,489	2,281,119	1,003,752

Net assets at December 31, 2019	$6,800,447	$4,620,273	$28,469,659	$10,075,431	$3,760,411

Investment securities on loan, at value	$—	$102,111	$—	$—	$2,679
Investment securities, at cost:
Unaffiliated issuers	3,948,846	3,495,309	16,010,216	7,618,504	2,782,480
Affiliated issuers	—	45,916	—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	186	5,130	822	3,531	745

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

122      American Funds Insurance Series

					(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$9,276,932	$2,138,294	$35,695,564	$1,502,569	$990,616	$27,124,386	$435,920	$10,917,401	$2,118,893
—	—	336,143	—	—	444,495	—	—	—
199	226	2,015	48	114	5,535	62	7,258	459
—	—	—	—	—	510	—	—	—
170	299	180	427	278	1,146	3	64	94
—	—	—	—	—	—	173	2,743	3,976
—	112	88	131	22,405	213,442	1	669,867	18,110
1,708	662	5,285	300	1,104	9,829	140	7,295	2,121
15,592	5,398	71,629	4,137	3,549	83,460	1,682	63,827	18,545
—	—	—	—	—	—	—	—	53
—	—	—	—	22	437	2	2,378	167
—	—	—	—	97	292	13	948	200
—	—	—	—	—	126	—	—	—
10	393	394	40	22	160	32	61	162

9,294,611	2,145,384	36,111,298	1,507,652	1,018,207	27,883,818	438,028	11,671,842	2,162,780

—	—	—	—	—	5,103	—	—	—
—	137	—	11	—	—	272	3,934	6,186
509	44	12,801	184	18,310	434,944	264	1,108,141	25,517
7,089	2,594	57,734	6,267	235	11,152	104	1,500	294
3,021	1,056	7,672	755	397	6,088	242	3,237	954
365	86	724	60	275	2,677	57	303	30
1,007	369	4,017	111	118	2,703	73	1,126	276
91	24	579	12	4	284	3	125	26
—	—	—	—	—	—	—	—	66
—	—	—	—	48	473	1	2,265	196
—	—	—	—	56	17	7	51	218
164	2,545	1,411	112	38	586	49	—	273
4	46	94	54	10	136	6	—	100

12,250	6,901	85,032	7,566	19,491	464,163	1,078	1,120,682	34,136

$9,282,361	$2,138,483	$36,026,266	$1,500,086	$998,716	$27,419,655	$436,950	$10,551,160	$2,128,644

$7,024,809	$1,446,699	$24,318,085	$1,269,718	$924,094	$20,498,664	$354,288	$10,126,847	$2,039,155
2,257,552	691,784	11,708,181	230,368	74,622	6,920,991	82,662	424,313	89,489

$9,282,361	$2,138,483	$36,026,266	$1,500,086	$998,716	$27,419,655	$436,950	$10,551,160	$2,128,644

$—	$—	$—	$—	$—	$5,211	$—	$—	$—
7,160,359	1,501,184	25,109,357	1,239,563	895,730	20,541,489	353,703	10,597,431	2,061,125
—	—	279,526	—	—	328,678	—	—	—
170	298	180	426	278	1,146	3	64	94

American Funds Insurance Series      123

Statements of assets and liabilities at December 31, 2019

	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,243,917		$279,612	$284,229	$3,036,999	$14,836
Affiliated issuers	—		—	—	—	425,111
Cash	726		262	109	2,199	99
Cash collateral pledged for futures contracts	154		—	—	—	—
Cash collateral pledged for swap contracts	2,100		—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	*	—	—	—	—
Receivables for:
Sales of investments	2,727		83,408	—	298,428	447
Sales of fund’s shares	209		235	696	1,934	32
Dividends and interest	20,007		732	—	10,545	21
Variation margin on futures contracts	33		20	—	217	—
Variation margin on swap contracts	41		329	—	3,682	—
Other	3		1	—	—	—

	1,269,917		364,599	285,034	3,354,004	440,546

Liabilities:
Payables for:
Purchases of investments	2,150		69,602	—	453,440	29
Repurchases of fund’s shares	686		164	234	637	472
Investment advisory services	506		105	78	835	37
Insurance administrative fees	38		17	14	78	264
Services provided by related parties	188		25	62	386	89
Trustees’ deferred compensation	46		3	16	58	2
Variation margin on futures contracts	—		65	—	1,058	—
Variation margin on swap contracts	9		108	—	1,177	3
Other	1		—	—	1	—

	3,624		70,089	404	457,670	896

Net assets at December 31, 2019	$1,266,293		$294,510	$284,630	$2,896,334	$439,650

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,456,035		$291,684	$283,903	$2,843,203	$375,936
Total (accumulated loss) distributable earnings	(189,742)		2,826	727	53,131	63,714

Net assets at December 31, 2019	$1,266,293		$294,510	$284,630	$2,896,334	$439,650

Investment securities on loan, at value	$—		$—	$—	$—	$—
Investment securities, at cost:
Unaffiliated issuers	1,246,290		275,150	284,222	2,998,418	14,836
Affiliated issuers	—		—	—	—	379,115
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—	—	—

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

124      American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$7,541	$12,609	$90,848	$129,389
158,327	353,060	2,179,013	2,704,731
50	85	2,356	856
—	—	—	—
—	—	—	—
—	—	—	—

134	89	21,241	649
3	—	1,026	590
10	18	117	178
—	—	—	—
—	—	126	—
—	—	—	—

166,065	365,861	2,294,727	2,836,393

—	—	754	—
144	94	22,617	1,273
14	31	192	238
101	221	1,376	1,735
34	75	58	588
1	2	6	26
—	—	—	—
2	3	—	29
—	—	—	—

296	426	25,003	3,889

$165,769	$365,435	$2,269,724	$2,832,504

$154,345	$346,751	$1,940,147	$2,449,900
11,424	18,684	329,577	382,604

$165,769	$365,435	$2,269,724	$2,832,504

$—	$—	$—	$—

7,541	12,609	100,969	129,389
143,518	348,599	1,996,547	2,461,096
—	—	—	—

American Funds Insurance Series      125

Statements of assets and liabilities at December 31, 2019

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$2,515,595	$2,050,138	$10,840,676	$5,353,248	$2,128,928
Shares outstanding	77,246	76,500	133,471	256,566	82,393
Net asset value per share	$32.57	$26.80	$81.22	$20.86	$25.84
Class 1A:
Net assets	$7,914	$575	$18,051	$7,041	$4,461
Shares outstanding	244	22	223	339	173
Net asset value per share	$32.47	$26.74	$80.92	$20.80	$25.74
Class 2:
Net assets	$3,894,942	$2,363,250	$15,884,538	$4,310,970	$981,055
Shares outstanding	120,828	90,815	197,149	207,441	38,339
Net asset value per share	$32.24	$26.02	$80.57	$20.78	$25.59
Class 3:
Net assets			$213,515	$24,708
Shares outstanding	Not applicable	Not applicable	2,609	1,181	Not applicable
Net asset value per share			$81.84	$20.92
Class 4:
Net assets	$381,996	$206,310	$1,512,879	$379,464	$645,967
Shares outstanding	11,917	7,887	19,051	18,478	25,360
Net asset value per share	$32.05	$26.16	$79.41	$20.54	$25.47

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$524,749	$210,225	$29,304	$1,418,254
Shares outstanding	53,157	19,906	2,592	114,937	Not applicable
Net asset value per share	$9.87	$10.56	$11.30	$12.34
Class 1A:
Net assets	$726	$493	$10	$2,474
Shares outstanding	74	47	1	201	Not applicable
Net asset value per share	$9.86	$10.55	$11.30	$12.32
Class 2:
Net assets	$667,518	$56,269	$230,044	$1,343,065
Shares outstanding	68,819	5,338	20,889	109,962	Not applicable
Net asset value per share	$9.70	$10.54	$11.01	$12.21
Class 3:
Net assets	$9,941		$3,187	$8,818
Shares outstanding	1,002	Not applicable	286	713	Not applicable
Net asset value per share	$9.92		$11.13	$12.37
Class 4:
Net assets	$63,359	$27,523	$22,085	$123,723
Shares outstanding	5,997	2,637	1,984	10,128	Not applicable
Net asset value per share	$10.56	$10.44	$11.13	$12.22
Class P1:
Net assets					$5,745
Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	417
Net asset value per share					$13.78
Class P2:
Net assets					$433,905
Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	31,656
Net asset value per share					$13.71

*	Amount less than one thousand.

See notes to financial statements.

126      American Funds Insurance Series

					(dollars and shares in thousands, except per-share amounts)
Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$5,558,836	$624,992	$21,056,972	$1,140,298	$533,359	$17,729,567	$133,417	$6,481,599	$1,077,241
409,812	39,269	415,250	62,738	49,708	737,257	9,877	580,461	88,893
$13.56	$15.92	$50.71	$18.18	$10.73	$24.05	$13.51	$11.17	$12.12

$9,073	$1,904	$10,901	$2,475	$5,710	$10,719	$2,284	$6,646	$456
671	120	215	137	533	447	169	598	38
$13.51	$15.88	$50.54	$18.15	$10.72	$23.99	$13.49	$11.13	$12.10

$3,092,785	$1,366,688	$13,585,491	$256,730	$5,567	$5,153,699	$207,099	$3,561,089	$1,001,945
231,052	86,034	271,274	14,170	519	216,630	15,358	323,062	83,303
$13.39	$15.89	$50.08	$18.12	$10.72	$23.79	$13.48	$11.02	$12.03

		$156,432			$32,567
Not applicable	Not applicable	3,079	Not applicable	Not applicable	1,352	Not applicable	Not applicable	Not applicable
		$50.81			$24.08

$621,667	$144,899	$1,216,470	$100,583	$454,080	$4,493,103	$94,150	$501,826	$49,002
46,696	9,268	24,567	5,586	42,408	189,815	7,048	45,627	4,112
$13.31	$15.63	$49.52	$18.01	$10.71	$23.67	$13.36	$11.00	$11.92

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$683	$805	$1,987,005	$2,174
62	67	144,442	157
$11.01	$12.01	$13.76	$13.81
$165,086	$364,630	$282,719	$2,830,330
15,122	30,625	20,645	210,242
$10.92	$11.91	$13.69	$13.46

American Funds Insurance Series      127

Statements of operations for the year ended December 31, 2019

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$100,513	$44,813	$367,210	$188,002	$50,154
Interest	1,513	1,993	10,907	12,319	15,536
Securities lending income	—	5,572	—	—	9

	102,026	52,378	378,117	200,321	65,699

Fees and expenses*:
Investment advisory services	32,238	29,892	84,702	47,450	23,766
Distribution services	9,991	6,096	41,091	11,232	3,708
Insurance administrative services	810	445	3,298	867	1,405
Transfer agent services	1	1	3	1	— †
Administrative services	1,268	873	5,329	1,937	689
Reports to shareholders	218	163	948	351	132
Registration statement and prospectus	159	142	557	292	117
Trustees’ compensation	42	28	175	64	23
Auditing and legal	78	102	72	94	98
Custodian	869	796	492	1,634	933
Other	20	110	140	92	96

Total fees and expenses before waivers/reimbursements	45,694	38,648	136,807	64,014	30,967
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—

Total waivers/reimbursements of fees and expenses	—	—	—	—	—

Total fees and expenses after waivers/reimbursements	45,694	38,648	136,807	64,014	30,967

Net investment income	56,332	13,730	241,310	136,307	34,732

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	194,169	251,392	746,022	(125,118)	33,329
Affiliated issuers	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	(981)	303
Swap contracts	—	—	—	—	—
Currency transactions	(251)	(122)	(486)	(1,893)	(681)

	193,918	251,270	745,536	(127,992)	32,951

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	1,619,656	899,816	6,038,099	1,988,055	789,738
Affiliated issuers	—	(17,366)	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	394	(303)
Swap contracts	—	—	—	—	—
Currency translations	91	109	133	(22)	1,965

	1,619,747	882,559	6,038,232	1,988,427	791,400

Net realized gain (loss) and unrealized appreciation (depreciation)	1,813,665	1,133,829	6,783,768	1,860,435	824,351

Net increase in net assets resulting from operations	$1,869,997	$1,147,559	$7,025,078	$1,996,742	$859,083

See end of statements of operations for footnotes.

See notes to financial statements.

128      American Funds Insurance Series

							(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$234,613	$51,517	$766,259	$45,191	$25,475	$375,876	$6,913	$16,529	$1,213
1,841	3,480	16,017	2,742	5,377	258,983	3,712	306,813	66,060
—	—	—	—	—	126	—	—	—

236,454	54,997	782,276	47,933	30,852	634,985	10,625	323,342	67,273

34,092	11,970	85,788	8,588	4,075	67,563	2,697	37,299	11,276
8,746	3,618	35,549	821	1,026	22,631	700	9,950	2,662
1,255	304	2,707	218	1,025	10,170	211	1,084	114
1	— †	4	— †	— †	3	— †	1	— †
1,765	408	6,796	284	174	5,173	83	2,083	426
355	60	1,336	27	17	1,018	7	286	68
157	65	509	38	44	331	19	225	64
59	13	221	9	6	170	3	68	14
47	55	89	80	51	74	57	56	52
237	443	598	330	77	257	64	211	404
39	22	124	8	5	55	7	56	35

46,753	16,958	133,721	10,403	6,500	107,445	3,848	51,319	15,115
—	—	—	—	24	—	—	—	—
—	—	—	—	—	—	—	—	—

—	—	—	—	24	—	—	—	—

46,753	16,958	133,721	10,403	6,476	107,445	3,848	51,319	15,115

189,701	38,039	648,555	37,530	24,376	527,540	6,777	272,023	52,158

85,832	51,401	903,747	(35,910)	(7,360)	488,583	9,817	195,373	11,564
—	—	(1,021)	—	—	(471,314)	—	—	—
—	—	—	—	(501)	22,485	557	72,397	13,348
—	579	—	(14)	—	—	(440)	58	(2,623)
—	—	—	—	985	(18,948)	31	(25,282)	1,525
(3)	(143)	(250)	(1,100)	(2)	103	(139)	786	(2,149)

85,829	51,837	902,476	(37,024)	(6,878)	20,909	9,826	243,332	21,665

1,423,937	449,977	6,047,455	293,943	117,252	3,772,779	59,030	433,411	101,447
—	—	128,124	—	—	548,491	—	—	—
—	—	—	—	(760)	(8,123)	(196)	(23,687)	(5,076)
—	(488)	—	(12)	—	—	(181)	8,081	(9,128)
—	—	—	—	829	(255)	(7)	(6,333)	141
23	379	406	8	22	86	17	153	173

1,423,960	449,868	6,175,985	293,939	117,343	4,312,978	58,663	411,625	87,557

1,509,789	501,705	7,078,461	256,915	110,465	4,333,887	68,489	654,957	109,222

$1,699,490	$539,744	$7,727,016	$294,445	$134,841	$4,861,427	$75,266	$926,980	$161,380

American Funds Insurance Series      129

Statements of operations for the year ended December 31, 2019

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$994	$—	$—	$— †	$5,338
Interest	90,296	7,989	6,571	70,374	—

	91,290	7,989	6,571	70,374	5,338

Fees and expenses*:
Investment advisory services	6,009	1,231	925	9,824	590
Distribution services	1,855	202	640	3,611	974
Insurance administrative services	143	60	51	276	984
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	253	59	58	582	—
Accounting and administrative services	—	—	—	—	54
Reports to shareholders	28	5	7	63	8
Registration statement and prospectus	34	15	10	55	21
Trustees’ compensation	8	2	1	20	2
Auditing and legal	50	45	43	46	15
Custodian	17	21	1	37	11
Other	32	3	2	8	3

Total fees and expenses before waivers/reimbursements	8,429	1,643	1,738	14,522	2,662
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	197
Miscellaneous fee reimbursements	—	—	—	—	13

Total waivers/reimbursements of fees and expenses	—	—	—	—	210

Total fees and expenses after waivers/reimbursements	8,429	1,643	1,738	14,522	2,452

Net investment income	82,861	6,346	4,833	55,852	2,886

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(18,671)	2,660	(1)	43,914	—
Affiliated issuers	—	—	—	—	3,620
Futures contracts	(236)	6,233	—	85,989	(5,811)
Swap contracts	(986)	1,047	—	(7,749)	—
Currency transactions	— †	—	—	— †	30
Capital gain distributions received from affiliated issuers	—	—	—	—	32,790

	(19,893)	9,940	(1)	122,154	30,629

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	89,670	5,462	15	52,718	—
Affiliated issuers	—	—	—	—	49,688
Futures contracts	159	(2,645)	—	(35,398)	(5,952)
Swap contracts	(2,898)	(4,026)	—	(39,656)	—

	86,931	(1,209)	15	(22,336)	43,736

Net realized gain (loss) and unrealized appreciation (depreciation)	67,038	8,731	14	99,818	74,365

Net increase in net assets resulting from operations	$149,899	$15,077	$4,847	$155,670	$77,251

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

130      American Funds Insurance Series

		(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$2,945	$7,880	$43,834	$57,102
—	—	—	—

2,945	7,880	43,834	57,102

239	527	3,162	4,046
398	877	647	6,739
399	878	5,270	6,744
— †	— †	— †	— †
—	—	—	—
50	53	80	110
4	7	30	49
12	17	223	49
1	2	12	21
15	15	16	18
11	11	12	11
3	3	3	11

1,132	2,390	9,455	17,798
80	176	1,054	1,349
47	14	—	—

127	190	1,054	1,349

1,005	2,200	8,401	16,449

1,940	5,680	35,433	40,653

—	—	(21,805)	—
617	169	11,394	18,556
(1,246)	(5,543)	(7,635)	(17,863)
—	—	—	—
(4)	26	114	117
3,310	22,171	167,499	131,016

2,677	16,823	149,567	131,826

—	—	(11,132)	—
22,363	28,958	201,188	297,458
(1,249)	(5,833)	(9,637)	(25,848)
—	—	—	—

21,114	23,125	180,419	271,610

23,791	39,948	329,986	403,436

$25,731	$45,628	$365,419	$444,089

American Funds Insurance Series      131

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$56,332	$50,276	$13,730	$10,787	$241,310	$162,005
Net realized gain (loss)	193,918	343,542	251,270	247,061	745,536	2,848,894
Net unrealized appreciation (depreciation)	1,619,747	(919,676)	882,559	(673,158)	6,038,232	(2,971,090)

Net increase (decrease) in net assets resulting from operations	1,869,997	(525,858)	1,147,559	(415,310)	7,025,078	39,809

Distributions paid to shareholders	(417,934)	(474,814)	(284,752)	(196,135)	(2,978,202)	(2,648,515)
Net capital share transactions	(153,769)	267,749	102,952	(49,079)	974,922	1,071,109

Total increase (decrease) in net assets	1,298,294	(732,923)	965,759	(660,524)	5,021,798	(1,537,597)
Net assets:
Beginning of year	5,502,153	6,235,076	3,654,514	4,315,038	23,447,861	24,985,458

End of year	$6,800,447	$5,502,153	$4,620,273	$3,654,514	$28,469,659	$23,447,861

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$37,530	$37,077	$24,376	$18,120	$527,540	$495,623
Net realized gain (loss)	(37,024)	19,646	(6,878)	(12,903)	20,909	1,250,899
Net unrealized appreciation (depreciation)	293,939	(222,569)	117,343	(53,867)	4,312,978	(2,879,563)

Net increase (decrease) in net assets resulting from operations	294,445	(165,846)	134,841	(48,650)	4,861,427	(1,133,041)

Distributions paid to shareholders	(53,548)	(35,982)	(24,614)	(20,515)	(1,801,337)	(1,587,775)
Net capital share transactions	(78,069)	77,119	213,209	149,988	1,434,114	(13,827)

Total increase (decrease) in net assets	162,828	(124,709)	323,436	80,823	4,494,204	(2,734,643)
Net assets:
Beginning of year	1,337,258	1,461,967	675,280	594,457	22,925,451	25,660,094

End of year	$1,500,086	$1,337,258	$998,716	$675,280	$27,419,655	$22,925,451

See end of statements of changes in net assets for footnote.

See notes to financial statements.

132      American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

$136,307	$147,886	$34,732	$32,835	$189,701	$183,892	$38,039	$35,857	$648,555	$479,019
(127,992)	247,240	32,951	126,203	85,829	687,384	51,837	99,872	902,476	3,357,516
1,988,427	(1,741,754)	791,400	(647,033)	1,423,960	(1,602,222)	449,868	(325,530)	6,175,985	(4,232,991)

1,996,742	(1,346,628)	859,083	(487,995)	1,699,490	(730,946)	539,744	(189,801)	7,727,016	(396,456)

(394,620)	(646,470)	(164,192)	(126,412)	(878,225)	(883,615)	(140,198)	(186,991)	(3,957,175)	(2,606,909)
(536,801)	1,245,386	54,641	92,573	429,824	265,984	(76,937)	90,220	2,392,290	2,175,138

1,065,321	(747,712)	749,532	(521,834)	1,251,089	(1,348,577)	322,609	(286,572)	6,162,131	(828,227)

9,010,110	9,757,822	3,010,879	3,532,713	8,031,272	9,379,849	1,815,874	2,102,446	29,864,135	30,692,362

$10,075,431	$9,010,110	$3,760,411	$3,010,879	$9,282,361	$8,031,272	$2,138,483	$1,815,874	$36,026,266	$29,864,135

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

$6,777	$6,105	$272,023	$269,087	$52,158	$55,434	$82,861	$84,812	$6,346	$6,148
9,826	3,576	243,332	(168,412)	21,665	(11,729)	(19,893)	(24,544)	9,940	(7,618)
58,663	(33,957)	411,625	(164,842)	87,557	(70,008)	86,931	(86,196)	(1,209)	2,541

75,266	(24,276)	926,980	(64,167)	161,380	(26,303)	149,899	(25,928)	15,077	1,071

(16,934)	(9,700)	(280,200)	(267,421)	(35,756)	(56,130)	(79,066)	(79,933)	(7,525)	(6,505)
12,429	46,266	49,693	(511,419)	(84,997)	(297,128)	(8,439)	(144,120)	(4,217)	(43,561)

70,761	12,290	696,473	(843,007)	40,627	(379,561)	62,394	(249,981)	3,335	(48,995)

366,189	353,899	9,854,687	10,697,694	2,088,017	2,467,578	1,203,899	1,453,880	291,175	340,170

$436,950	$366,189	$10,551,160	$9,854,687	$2,128,644	$2,088,017	$1,266,293	$1,203,899	$294,510	$291,175

American Funds Insurance Series      133

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$4,833	$4,036	$55,852	$56,785	$2,886	$1,509
Net realized gain (loss)	(1)	—	122,154	(86,715)	30,629	21,463
Net unrealized appreciation (depreciation)	15	33	(22,336)	49,517	43,736	(26,917)

Net increase (decrease) in net assets resulting from operations	4,847	4,069	155,670	19,587	77,251	(3,945)

Distributions paid to shareholders	(5,093)	(3,517)	(60,961)	(55,819)	(30,222)	(21,941)
Net capital share transactions	(21,528)	1,047	(67,678)	(197,780)	49,348	81,200

Total increase (decrease) in net assets	(21,774)	1,599	27,031	(234,012)	96,377	55,314
Net assets:
Beginning of year	306,404	304,805	2,869,303	3,103,315	343,273	287,959

End of year	$284,630	$306,404	$2,896,334	$2,869,303	$439,650	$343,273

See notes to financial statements.

134      American Funds Insurance Series

						(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
2019	2018	2019	2018	2019	2018	2019	2018

$1,940	$2,317	$5,680	$5,276	$35,433	$2,685	$40,653	$62,566
2,677	5,722	16,823	18,018	149,567	6,953	131,826	97,415
21,114	(25,332)	23,125	(49,299)	180,419	(21,166)	271,610	(366,555)

25,731	(17,293)	45,628	(26,005)	365,419	(11,528)	444,089	(206,574)

(7,796)	(3,428)	(23,415)	(23,525)	(32,440)	(12,352)	(177,811)	(242,968)
(3,125)	23,257	6,553	19,295	44,643	1,707,014	23,729	(1,462,371)

14,810	2,536	28,766	(30,235)	377,622	1,683,134	290,007	(1,911,913)

150,959	148,423	336,669	366,904	1,892,102	208,968	2,542,497	4,454,410

$165,769	$150,959	$365,435	$336,669	$2,269,724	$1,892,102	$2,832,504	$2,542,497

American Funds Insurance Series      135

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

136      American Funds Insurance Series

Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

American Funds Insurance Series      137

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

138      American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series      139

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2019 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,185,255	$794,324	$—	$1,979,579
Consumer discretionary	474,696	744,806	—	1,219,502
Health care	527,781	214,362	—	742,143
Financials	302,133	398,337	—	700,470
Consumer staples	291,919	259,874	—	551,793
Communication services	372,299	163,033	—	535,332
Industrials	73,839	453,487	—	527,326
Materials	144,609	41,190	—	185,799
Energy	12,046	125,318	—	137,364
Utilities	—	5,646	—	5,646
Preferred securities	—	112,584	—	112,584
Short-term securities	137,140	—	—	137,140

Total	$3,521,717	$3,312,961	$—	$6,834,678

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$832,166	$191,178	$—	$1,023,344
Information technology	472,972	397,575	—	870,547
Industrials	128,020	558,859	—	686,879
Consumer discretionary	450,887	224,996	—	675,883
Financials	194,307	161,242	—	355,549
Real estate	121,286	62,447	—	183,733
Materials	98,936	80,609	—	179,545
Communication services	56,064	89,863	—	145,927
Consumer staples	46,475	76,569	—	123,044
Energy	32,183	26,545	14,352	73,080
Utilities	17,485	46,609	—	64,094
Preferred securities	17,503	—	29,706	47,209
Rights & warrants	—	53	—	53
Short-term securities	278,833	—	—	278,833

Total	$2,747,117	$1,916,545	$44,058	$4,707,720

140      American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,232,866	$927,524	$—	$7,160,390
Communication services	5,180,447	—	—	5,180,447
Health care	4,685,272	29,104	38,849	4,753,225
Consumer discretionary	3,070,193	143,533	—	3,213,726
Financials	2,245,437	171,043	—	2,416,480
Industrials	1,283,561	551,356	—	1,834,917
Materials	758,550	47,905	—	806,455
Consumer staples	522,509	251,756	—	774,265
Energy	698,230	—	—	698,230
Real estate	486,857	—	—	486,857
Utilities	77,731	—	—	77,731
Convertible bonds	—	—	25,000	25,000
Short-term securities	1,102,492	—	—	1,102,492

Total	$26,344,145	$2,122,221	$63,849	$28,530,215

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$63,111	$1,589,115	$—	$1,652,226
Consumer discretionary	549,505	856,658	—	1,406,163
Industrials	31,330	1,364,421	—	1,395,751
Health care	89,208	1,162,960	—	1,252,168
Information technology	47,551	682,008	—	729,559
Materials	297,118	380,773	—	677,891
Consumer staples	22,274	654,869	—	677,143
Communication services	12,395	482,238	—	494,633
Energy	91,650	398,340	—	489,990
Utilities	—	358,981	—	358,981
Real estate	—	223,309	—	223,309
Preferred securities	50,234	70,526	—	120,760
Rights & warrants	—	22,939	—	22,939
Bonds, notes & other debt instruments	—	44,329	—	44,329
Short-term securities	544,457	—	—	544,457

Total	$1,798,833	$8,291,466	$—	$10,090,299

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(131)	$—	$(131)

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series      141

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$585,583	$279,934	$—	$865,517
Financials	118,563	374,375	—	492,938
Energy	41,325	330,863	—	372,188
Health care	186,827	157,245	—	344,072
Materials	161,739	151,049	—	312,788
Consumer discretionary	111,867	152,128	—	263,995
Communication services	181,968	39,344	—	221,312
Consumer staples	10,237	199,516	—	209,753
Industrials	13,319	152,169	—	165,488
Real estate	20,109	21,107	—	41,216
Utilities	17,612	15,724	—	33,336
Preferred securities	42,757	28,620	27	71,404
Rights & warrants	—	26,479	—	26,479
Bonds, notes & other debt instruments	—	96,814	—	96,814
Short-term securities	238,673	7,930	—	246,603

Total	$1,730,579	$2,033,297	$27	$3,763,903

Blue Chip Income and Growth Fund

At December 31, 2019, all of the fund’s investment securities were classified as Level 1.

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$177,115	$158,462	$—	$335,577
Industrials	116,335	152,898	—	269,233
Financials	87,217	166,525	—	253,742
Consumer discretionary	90,534	114,346	—	204,880
Health care	137,436	62,628	—	200,064
Communication services	72,048	108,658	—	180,706
Materials	82,829	79,135	—	161,964
Energy	25,886	113,797	—	139,683
Utilities	13,510	110,341	—	123,851
Real estate	95,121	15,936	—	111,057
Consumer staples	22,758	63,369	—	86,127
Preferred securities	7,892	—	—	7,892
Bonds, notes & other debt instruments	—	34,957	—	34,957
Short-term securities	28,561	—	—	28,561

Total	$957,242	$1,181,052	$—	$2,138,294

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(137)	$—	$(137)

*	Forward currency contracts are not included in the investment portfolio.

142      American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$5,175,002	$664,418	$—	$5,839,420
Information technology	5,204,952	215,296	—	5,420,248
Communication services	4,182,848	149,142	—	4,331,990
Financials	3,510,960	401,089	—	3,912,049
Industrials	3,108,920	698,875	—	3,807,795
Consumer staples	1,541,333	1,016,810	—	2,558,143
Energy	2,399,987	99,768	—	2,499,755
Consumer discretionary	1,775,002	48,931	—	1,823,933
Materials	1,577,903	163,566	—	1,741,469
Real estate	1,068,563	—	—	1,068,563
Utilities	717,617	163,329	—	880,946
Mutual funds	—	16,337	—	16,337
Convertible stocks	184,737	—	—	184,737
Bonds, notes & other debt instruments	—	5,722	—	5,722
Short-term securities	1,940,600	—	—	1,940,600

Total	$32,388,424	$3,643,283	$—	$36,031,707

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$4,550	$246,628	$—	$251,178
Industrials	—	164,295	—	164,295
Consumer discretionary	55,639	101,948	—	157,587
Health care	6,488	135,357	—	141,845
Energy	21,294	90,307	—	111,601
Utilities	—	94,713	—	94,713
Materials	6,679	84,933	—	91,612
Information technology	—	84,551	—	84,551
Consumer staples	—	78,182	—	78,182
Communication services	20,440	56,878	—	77,318
Real estate	—	73,379	—	73,379
Preferred securities	31,463	—	—	31,463
Bonds, notes & other debt instruments	—	16,819	—	16,819
Short-term securities	128,026	—	—	128,026

Total	$274,579	$1,227,990	$—	$1,502,569

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(11)	$—	$(11)

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series      143

Capital Income Builder

	Investment securities
	Level 1	Level 2		Level 3	Total
Assets:
Common stocks:
Consumer staples	$38,725	$64,427		$—	$103,152
Information technology	66,952	29,080		—	96,032
Financials	45,772	38,435		—	84,207
Real estate	47,566	31,086		—	78,652
Energy	40,806	19,724		—	60,530
Health care	23,819	29,326		—	53,145
Communication services	4,574	44,219		—	48,793
Utilities	14,681	33,269		—	47,950
Industrials	17,339	27,817		—	45,156
Consumer discretionary	21,286	19,400		—	40,686
Materials	18,022	8,478		—	26,500
Rights & warrants	—	—	*	—	— *
Convertible stocks	16,025	—		—	16,025
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	103,624		—	103,624
Corporate bonds & notes	—	48,638		—	48,638
Mortgage-backed obligations	—	46,322		—	46,322
Asset-backed obligations	—	14,269		—	14,269
Municipals	—	415		—	415
Short-term securities	76,520	—		—	76,520

Total	$432,087	$558,529		$—	$990,616

	Other investments†
	Level 1	Level 2		Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37	$—		$—	$37
Unrealized appreciation on interest rate swaps	—	1,109		—	1,109
Liabilities:
Unrealized depreciation on futures contracts	(368)	—		—	(368)
Unrealized depreciation on interest rate swaps	—	(280)		—	(280)

Total	$(331)	$829		$—	$498

*	Amount less than one thousand.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.

144      American Funds Insurance Series

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,271,389	$20,847	$20	$4,292,256
Financials	2,943,889	78,737	—	3,022,626
Health care	2,830,970	85,268	3,683	2,919,921
Industrials	1,502,299	115,339	—	1,617,638
Consumer discretionary	1,098,602	242,932	—	1,341,534
Communication services	1,184,337	—	—	1,184,337
Consumer staples	788,363	363,014	—	1,151,377
Energy	1,028,032	1,506	—	1,029,538
Materials	697,667	—	—	697,667
Real estate	238,213	—	—	238,213
Utilities	172,921	—	—	172,921
Rights & warrants	—	—	1,070	1,070
Convertible stocks	137,828	—	4,983	142,811
Convertible bonds	—	127	—	127
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,226,667	—	3,226,667
Corporate bonds & notes	—	2,834,147	6,531	2,840,678
Mortgage-backed obligations	—	1,900,213	—	1,900,213
Federal agency bonds & notes	—	12,974	—	12,974
Other	—	186,876	—	186,876
Short-term securities	1,589,437	—	—	1,589,437

Total	$18,483,947	$9,068,647	$16,287	$27,568,881

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,710	$—	$—	$1,710
Unrealized appreciation on interest rate swaps	—	1,035	—	1,035
Liabilities:
Unrealized depreciation on futures contracts	(4,672)	—	—	(4,672)
Unrealized depreciation on interest rate swaps	—	(4,847)	—	(4,847)

Total	$(2,962)	$(3,812)	$—	$(6,774)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series      145

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$30,609	$29,614	$—	$60,223
Health care	26,812	21,313	—	48,125
Financials	22,318	19,024	—	41,342
Consumer staples	20,634	18,609	—	39,243
Industrials	11,263	20,997	—	32,260
Consumer discretionary	12,095	7,459	—	19,554
Materials	2,530	9,294	—	11,824
Real estate	10,418	—	—	10,418
Communication services	4,785	2,422	—	7,207
Energy	4,309	2,872	—	7,181
Utilities	—	3,015	—	3,015
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	60,125	—	60,125
U.S. Treasury bonds & notes	—	51,042	—	51,042
Corporate bonds & notes	—	21,074	—	21,074
Mortgage-backed obligations	—	8,367	—	8,367
Short-term securities	2,825	12,095	—	14,920

Total	$148,598	$287,322	$—	$435,920

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$173	$—	$173
Unrealized appreciation on interest rate swaps	—	12	—	12
Liabilities:
Unrealized depreciation on futures contracts	(16)	—	—	(16)
Unrealized depreciation on open forward currency contracts	—	(272)	—	(272)
Unrealized depreciation on interest rate swaps	—	(14)	—	(14)

Total	$(16)	$(101)	$—	$(117)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,363,969	$—	$3,363,969
Corporate bonds & notes	—	3,122,420	—	3,122,420
U.S. Treasury bonds & notes	—	3,031,887	—	3,031,887
Bonds & notes of governments & government agencies outside the U.S.	—	319,908	—	319,908
Asset-backed obligations	—	238,376	—	238,376
Municipals	—	226,157	—	226,157
Federal agency bonds & notes	—	12,086	—	12,086
Common stocks	—	135	9	144
Rights & warrants	—	1	2	3
Short-term securities	602,451	—	—	602,451

Total	$602,451	$10,314,939	$11	$10,917,401

146      American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,373	$—	$—	$8,373
Unrealized appreciation on open forward currency contracts	—	2,743	—	2,743
Unrealized appreciation on interest rate swaps	—	5,879	—	5,879
Liabilities:
Unrealized depreciation on futures contracts	(12,452)	—	—	(12,452)
Unrealized depreciation on open forward currency contracts	—	(3,934)	—	(3,934)
Unrealized depreciation on interest rate swaps	—	(11,985)	—	(11,985)

Total	$(4,079)	$(7,297)	$—	$(11,376)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$379,876	$—	$379,876
Japanese yen	—	284,116	—	284,116
Chinese yuan renminbi	—	69,268	—	69,268
Malaysian ringgits	—	38,844	—	38,844
Indian rupees	—	35,296	—	35,296
Brazilian reais	—	33,633	—	33,633
South African rand	—	31,058	—	31,058
Danish kroner	—	30,945	—	30,945
British pounds	—	29,213	—	29,213
Canadian dollars	—	27,439	—	27,439
Mexican pesos	—	26,891	—	26,891
Norwegian kroner	—	24,740	—	24,740
Israeli shekels	—	23,588	—	23,588
Polish zloty	—	17,537	—	17,537
U.S. dollars	—	879,679	1,187	880,866
Other	—	59,257	—	59,257
Convertible bonds	—	10	—	10
Convertible stocks	—	—	847	847
Common stocks	881	258	3	1,142
Rights & warrants	—	—	130	130
Short-term securities	77,745	46,452	—	124,197

Total	$78,626	$2,038,100	$2,167	$2,118,893

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$234	$—	$—	$234
Unrealized appreciation on open forward currency contracts	—	3,976	—	3,976
Unrealized appreciation on interest rate swaps	—	165	—	165
Unrealized appreciation on credit default swaps	—	731	—	731
Liabilities:
Unrealized depreciation on futures contracts	(1,039)	—	—	(1,039)
Unrealized depreciation on open forward currency contracts	—	(6,186)	—	(6,186)
Unrealized depreciation on interest rate swaps	—	(704)	—	(704)

Total	$(805)	$(2,018)	$—	$(2,823)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series      147

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,165,929	$9,187	$1,175,116
Municipals	—	5	—	5
Convertible bonds	—	4,694	—	4,694
Convertible stocks	3,223	—	4,834	8,057
Preferred securities	—	2,187	—	2,187
Common stocks	7,454	1,635	4,946	14,035
Rights & warrants	—	3	708	711
Short-term securities	39,112	—	—	39,112

Total	$49,789	$1,174,453	$19,675	$1,243,917

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$192	$—	$—	$192
Liabilities:
Unrealized depreciation on futures contracts	(33)	—	—	(33)
Unrealized depreciation on credit default swaps	—	(1,578)	—	(1,578)

Total	$159	$(1,578)	$—	$(1,419)

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2019 (dollars in thousands):

	Beginning value at 1/1/2019	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2019
Investment securities	$17,537	$—	$10,278	$(5,076)	$6	$(3,050)	$(20)	$19,675
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2019								$(3,075)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

148      American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2019	Valuation techniques	Unobservable inputs	Range (if appropriate)	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$9,187	Yield analysis	Yield to maturity risk premium	N/A	N/A	Decrease
		Redemption value	N/A	N/A	N/A	N/A
		Market comparable security	N/A	N/A	N/A	N/A
Convertible stocks	4,834	Multiple of revenue	Revenue multiple	0.85x	0.85x	Increase
Common stocks	4,946	Market comparable companies	EBITDA multiple	4.8x	4.8x	Increase
			Discount for lack of marketability	20%	20%	Decrease
		Multiple of revenue	Revenue multiple	1.4x	1.4x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
Rights & warrants	708	Black-Scholes	Implied volatility	30%	30%	Increase
		Market comparables	$ per acre	$4.5K	$4.5K	Increase
			$ per thousand barrels of oil equivalent per day	$25K	$25K	Increase

	$19,675

*

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation

EBITDA = Earnings before income taxes, depreciation and amortization

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$186,650	$—	$186,650
U.S. Treasury bonds & notes	—	28,434	—	28,434
Federal agency bonds & notes	—	18,896	—	18,896
Asset-backed obligations	—	4,681	—	4,681
Short-term securities	—	40,951	—	40,951

Total	$—	$279,612	$—	$279,612

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,618	$—	$1,618
Liabilities:
Unrealized depreciation on futures contracts	(746)	—	—	(746)
Unrealized depreciation on interest rate swaps	—	(4,450)	—	(4,450)

Total	$(746)	$(2,832)	$—	$(3,578)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At December 31, 2019, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series      149

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,481,384	$—	$1,481,384
Mortgage-backed obligations	—	801,424	—	801,424
Federal agency bonds & notes	—	521,045	—	521,045
Short-term securities	—	233,146	—	233,146

Total	$—	$3,036,999	$—	$3,036,999

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$687	$—	$—	$687
Unrealized appreciation on interest rate swaps	—	25,927	—	25,927
Liabilities:
Unrealized depreciation on futures contracts	(8,635)	—	—	(8,635)
Unrealized depreciation on interest rate swaps	—	(46,229)	—	(46,229)

Total	$(7,948)	$(20,302)	$—	$(28,250)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of a fund may be subject to sharp declines in value. Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests. These risks may be even greater in the case of smaller capitalization stocks.

150      American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than

American Funds Insurance Series      151

higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result additional losses.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

152      American Funds Insurance Series

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

American Funds Insurance Series      153

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

154      American Funds Insurance Series

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
Fund	Value of securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Small Capitalization Fund	$102,111	$95,814	$11,588	$86,233
New World Fund	2,679	—	2,733	—
Asset Allocation Fund	5,211	5,103	232	4,593

Investment securities purchased from cash collateral are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — High-Income Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2019, the maximum exposure of unfunded loan commitments for High-Income Bond Fund was $131,000, which would represent 0.01% of the net assets of the fund should such commitments become due.

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

American Funds Insurance Series      155

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in

156      American Funds Insurance Series

each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options		Forward		Interest		Credit
	contracts	Futures	currency		rate		default
	purchased	contracts	contracts		swaps		swaps
International Fund	Not applicable	Not applicable	$79,279		Not applicable		Not applicable
New World Fund	Not applicable	Not applicable	5,048	*	Not applicable		Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	7,314		Not applicable		Not applicable
International Growth and Income Fund	Not applicable	Not applicable	1,564		Not applicable		Not applicable
Capital Income Builder	Not applicable	$117,725	Not applicable		$229,667		Not applicable
Asset Allocation Fund	Not applicable	2,471,967	Not applicable		503,101		Not applicable
Global Balanced Fund	Not applicable	11,883	23,258		29,983		Not applicable
Bond Fund	Not applicable	4,367,285	671,642		1,344,692		Not applicable
Global Bond Fund	Not applicable	470,248	678,676		532,130		$130,250
High-Income Bond Fund	Not applicable	75,400	Not applicable		31,175	*	61,207
Mortgage Fund	Not applicable	158,792	Not applicable		587,735		Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,472,410	Not applicable		13,841,522		Not applicable
Managed Risk Growth Fund	Not applicable	27,364	Not applicable		Not applicable		Not applicable
Managed Risk International Fund	Not applicable	46,121	Not applicable		Not applicable		Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	23,146	Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	$29,328	130,576	Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation Fund	Not applicable	139,336	Not applicable		Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series      157

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2019 (dollars in thousands):

International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$131

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(981)	Net unrealized appreciation on forward currency contracts	$394

New World Fund

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$303	Net unrealized depreciation on forward currency contracts	$(303)

Global Growth and Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$137

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$579	Net unrealized depreciation on forward currency contracts	$(488)

International Growth and Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$11

158      American Funds Insurance Series

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(14)	Net unrealized depreciation on forward currency contracts	$(12)

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$37	Unrealized depreciation[1]	$368
Swap	Interest	Unrealized appreciation[1]	1,109	Unrealized depreciation[1]	280

			$1,146		$648

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(501)	Net unrealized depreciation on futures contracts	$(760)
Swap	Interest	Net realized gain on swap contracts	985	Net unrealized appreciation on swap contracts	829

			$484		$69

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,710	Unrealized depreciation[1]	$4,672

Swap	Interest	Unrealized appreciation[1]	1,035	Unrealized depreciation[1]	4,847

			$2,745		$9,519

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$22,485	Net unrealized depreciation on futures contracts	$(8,123)

Swap	Interest	Net realized loss on swap contracts	(18,948)	Net unrealized depreciation on swap contracts	(255)

			$3,537		$(8,378)

See end of tables for footnotes.

American Funds Insurance Series      159

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$16
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	173	Unrealized depreciation on open forward currency contracts	272
Swap	Interest	Unrealized appreciation[1]	12	Unrealized depreciation[1]	14

			$185		$302

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$557	Net unrealized depreciation on futures contracts	$(196)
Forward currency	Currency	Net realized loss on forward currency contracts	(440)	Net unrealized depreciation on forward currency contracts	(181)
Swap	Interest	Net realized gain on swap contracts	31	Net unrealized depreciation on swap contracts	(7)

			$148		$(384)

Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$8,373	Unrealized depreciation[1]	$12,452
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,743	Unrealized depreciation on open forward currency contracts	3,934
Swap	Interest	Unrealized appreciation[1]	5,879	Unrealized depreciation[1]	11,985

			$16,995		$28,371

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$72,397	Net unrealized depreciation on futures contracts	$(23,687)
Forward currency	Currency	Net realized gain on forward currency contracts	58	Net unrealized appreciation on forward currency contracts	8,081
Swap	Interest	Net realized loss on swap contracts	(24,940)	Net unrealized depreciation on swap contracts	(6,333)
Swap	Credit	Net realized loss on swap contracts	(342)	Net unrealized appreciation on swap contracts	—

			$47,173		$(21,939)

160      American Funds Insurance Series

Global Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$234	Unrealized depreciation[1]	$1,039
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,976	Unrealized depreciation on open forward currency contracts	6,186
Forward currency	Currency	Receivables for closed forward currency contracts	53	Payables for closed forward currency contracts	66
Swap	Interest	Unrealized appreciation[1]	165	Unrealized depreciation[1]	704
Swap	Credit	Unrealized appreciation[1]	731	Unrealized depreciation[1]	—

			$5,159		$7,995

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$13,348	Net unrealized depreciation on futures contracts	$(5,076)
Forward currency	Currency	Net realized loss on forward currency contracts	(2,623)	Net unrealized depreciation on forward currency contracts	(9,128)
Swap	Interest	Net realized gain on swap contracts	1,160	Net unrealized depreciation on swap contracts	(590)
Swap	Credit	Net realized gain on swap contracts	365	Net unrealized appreciation on swap contracts	731

			$12,250		$(14,063)

High-Income Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$192	Unrealized depreciation[1]	$33
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,578

			$192		$1,611

		Net realized loss		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(236)	Net unrealized appreciation on futures contracts	$159
Swap	Interest	Net realized loss on swap contracts	(268)	Net unrealized appreciation on swap contracts	224
Swap	Credit	Net realized loss on swap contracts	(718)	Net unrealized depreciation on swap contracts	(3,122)

			$(1,222)		$(2,739)

See end of tables for footnotes.

American Funds Insurance Series      161

Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$746
Swap	Interest	Unrealized appreciation[1]	1,618	Unrealized depreciation[1]	4,450

			$1,618		$5,196

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$6,233	Net unrealized depreciation on futures contracts	$(2,645)
Swap	Interest	Net realized gain on swap contracts	1,047	Net unrealized depreciation on swap contracts	(4,026)

			$7,280		$(6,671)

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$687	Unrealized depreciation[1]	$8,635
Swap	Interest	Unrealized appreciation[1]	25,927	Unrealized depreciation[1]	46,229

			$26,614		$54,864

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$85,989	Net unrealized depreciation on futures contracts	$(35,398)
Swap	Interest	Net realized loss on swap contracts	(7,749)	Net unrealized depreciation on swap contracts	(39,656)

			$78,240		$(75,054)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$61

162      American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(111)	Net unrealized appreciation on futures contracts	$45
Futures	Equity	Net realized loss on futures contracts	(7,821)	Net unrealized depreciation on futures contracts	(4,022)
Futures	Interest	Net realized gain on futures contracts	2,121	Net unrealized depreciation on futures contracts	(1,975)

			$(5,811)		$(5,952)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$30

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(228)	Net unrealized appreciation on futures contracts	$278
Futures	Equity	Net realized loss on futures contracts	(1,772)	Net unrealized depreciation on futures contracts	(882)
Futures	Interest	Net realized gain on futures contracts	754	Net unrealized depreciation on futures contracts	(645)

			$(1,246)		$(1,249)

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$52

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(51)	Net unrealized appreciation on futures contracts	$30
Futures	Equity	Net realized loss on futures contracts	(7,602)	Net unrealized depreciation on futures contracts	(3,946)
Futures	Interest	Net realized gain on futures contracts	2,110	Net unrealized depreciation on futures contracts	(1,917)

			$(5,543)		$(5,833)

See end of tables for footnotes.

American Funds Insurance Series      163

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options	Equity	Investment securities from unaffiliated issuers[2]	$4,322	Investment securities from unaffiliated issuers[2]	$—
Futures	Equity	Unrealized appreciation[1]	1,045	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	375

			$5,367		$375

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on options purchased contracts[3]	$(21,805)	Net unrealized depreciation on options purchased contracts[4]	$(11,132)
Futures	Currency	Net realized loss on futures contracts	(698)	Net unrealized appreciation on futures contracts	497
Futures	Equity	Net realized loss on futures contracts	(15,325)	Net unrealized depreciation on futures contracts	(2,840)
Futures	Interest	Net realized gain on futures contracts	8,388	Net unrealized depreciation on futures contracts	(7,294)

			$(29,440)		$(20,769)

Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$525

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(252)	Net unrealized appreciation on futures contracts	$182
Futures	Equity	Net realized loss on futures contracts	(27,273)	Net unrealized depreciation on futures contracts	(17,157)
Futures	Interest	Net realized gain on futures contracts	9,662	Net unrealized depreciation on futures contracts	(8,873)

			$(17,863)		$(25,848)

[1]

Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

[2]	Includes options purchased as reported in the fund’s investment portfolio.
[3]	Options purchased are included in net realized gain (loss) on unaffiliated investments.
[4]	Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

164      American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2019, if close-out netting was exercised (dollars in thousands):

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Barclays Bank PLC	$131	$—	$—	$—	$131

Global Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Citibank	$137	$—	$—	$—	$137

International Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Bank of America	$11	$—	$—	$—	$11

See end of tables for footnote.

American Funds Insurance Series      165

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$16	$(16)	$—	$—	$—
Bank of New York Mellon	4	(1)	—	—	3
Citibank	23	(23)	—	—	—
Goldman Sachs	2	(2)	—	—	—
HSBC Bank	28	(28)	—	—	—
JPMorgan Chase	1	(1)	—	—	—
Morgan Stanley	64	(3)	—	—	61
Standard Chartered Bank	34	(34)	—	—	—
UBS AG	1	(1)	—	—	—

Total	$173	$(109)	$—	$—	$64

Liabilities:
Bank of America	$53	$(16)	$—	$—	$37
Bank of New York Mellon	1	(1)	—	—	—
Citibank	55	(23)	—	—	32
Goldman Sachs	29	(2)	—	—	27
HSBC Bank	47	(28)	—	—	19
JPMorgan Chase	35	(1)	—	—	34
Morgan Stanley	3	(3)	—	—	—
Standard Chartered Bank	48	(34)	—	—	14
UBS AG	1	(1)	—	—	—

Total	$272	$(109)	$—	$—	$163

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of New York Mellon	$35	$—	$—	$—	$35
Citibank	1,789	—	—	(1,789)	—
Goldman Sachs	41	—	—	—	41
JPMorgan Chase	878	—	(825)	—	53

Total	$2,743	$—	$(825)	$(1,789)	$129

Liabilities:
Barclays Bank PLC	$1,226	$—	$(1,226)	$—	$—
HSBC Bank	1,355	—	(1,186)	—	169
Morgan Stanley	1,353	—	(1,156)	—	197

Total	$3,934	$—	$(3,568)	$—	$366

166      American Funds Insurance Series

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$273	$(273)	$—	$—	$—
Bank of New York Mellon	56	—	—	—	56
Barclays Bank PLC	181	—	—	—	181
Citibank	613	(613)	—	—	—
Goldman Sachs	745	(587)	—	—	158
HSBC Bank	489	(489)	—	—	—
JPMorgan Chase	104	(104)	—	—	—
Morgan Stanley	959	(244)	—	(715)	—
Standard Chartered Bank	559	(559)	—	—	—
UBS AG	50	(50)	—	—	—

Total	$4,029	$(2,919)	$—	$(715)	$395

Liabilities:
Bank of America	$1,002	$(273)	$(729)	$—	$—
Citibank	2,019	(613)	(1,406)	—	—
Goldman Sachs	587	(587)	—	—	—
HSBC Bank	931	(489)	(442)	—	—
JPMorgan Chase	778	(104)	(548)	—	126
Morgan Stanley	244	(244)	—	—	—
Standard Chartered Bank	590	(559)	(31)	—	—
UBS AG	101	(50)	—	—	51

Total	$6,252	$(2,919)	$(3,156)	$—	$177

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series      167

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund as of December 31, 2019, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Undistributed ordinary income	$13,148	$11,186	$76,916	$19,253	$25,462	$37,136
Undistributed long-term capital gains	194,055	273,289	738,170	—	16,027	104,256
Capital loss carryforward*	—	—	—	(149,822)	—	—

Gross unrealized appreciation on investments	2,976,734	1,338,057	12,680,487	2,723,168	1,025,046	2,435,492
Gross unrealized depreciation on investments	(115,480)	(165,363)	(176,640)	(296,533)	(51,959)	(319,251)
Net unrealized appreciation on investments	2,861,254	1,172,694	12,503,847	2,426,635	973,087	2,116,241

Cost of investments	3,973,424	3,535,026	16,026,368	7,663,533	2,790,816	7,160,691

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	(1)	—	1	1	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$6,550	$238,333	$3,236	$1,926	$118,751	$17
Undistributed long-term capital gains	51,450	820,299	—	—	123,690	1,437
Capital loss carryforward*	—	—	(35,828)	(19,754)	—	—

Gross unrealized appreciation on investments	657,067	11,402,210	307,883	119,069	7,134,453	85,707
Gross unrealized depreciation on investments	(21,291)	(751,877)	(44,941)	(23,709)	(431,268)	(4,511)
Net unrealized appreciation on investments	635,776	10,650,333	262,942	95,360	6,703,185	81,196

Cost of investments	1,502,381	25,381,374	1,239,616	895,754	20,858,922	354,608

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	—	—	12

168      American Funds Insurance Series

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Undistributed ordinary income	$101,879	$31,468	$12,900	$1,209	$737	$33,112
Undistributed long-term capital gains	42,007	8,412	—	390	—	16,400
Capital loss carryforward*	—	—	(190,113)	—	(1)	—
Capital loss carryforward utilized	159,206	3,784	—	6,175	—	52,033

Gross unrealized appreciation on investments	359,213	92,798	49,688	6,927	12	78,457
Gross unrealized depreciation on investments	(49,858)	(37,745)	(61,045)	(5,296)	(5)	(60,713)
Net unrealized appreciation (depreciation) on investments	309,355	55,053	(11,357)	1,631	7	17,744

Cost of investments	10,596,670	2,058,371	1,258,516	274,404	284,222	2,991,005

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	—	—	(2)	—	1

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$3,505	$1,934	$5,703	$33,307	$40,690
Undistributed long-term capital gains	21,766	1,312	10,865	118,369	105,973

Gross unrealized appreciation on investments	46,058	14,843	4,513	192,587	244,160
Gross unrealized depreciation on investments	(7,615)	(6,664)	(2,398)	(14,687)	(8,220)
Net unrealized appreciation on investments	38,443	8,179	2,115	177,900	235,940

Cost of investments	401,443	157,659	363,502	2,092,631	2,597,655

*

Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$31,022	$121,251	$152,273	$28,611	$134,884	$163,495
Class 1A	82	367	449	47	273	320
Class 2	40,119	204,481	244,600	41,238	251,323	292,561
Class 4	3,204	17,408	20,612	2,414	16,024	18,438

Total	$74,427	$343,507	$417,934	$72,310	$402,504	$474,814

See end of tables for footnote.

American Funds Insurance Series      169

Global Small Capitalization Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$28,009	$97,912	$125,921	$21,329	$55,968	$77,297
Class 1A	6	23	29	4	12	16
Class 2	28,406	119,280	147,686	26,294	86,037	112,331
Class 4	1,932	9,184	11,116	1,456	5,035	6,491

Total	$58,353	$226,399	$284,752	$49,083	$147,052	$196,135

Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$150,838	$964,757	$1,115,595	$88,940	$792,865	$881,805
Class 1A	193	1,290	1,483	76	634	710
Class 2	192,058	1,500,212	1,692,270	117,331	1,515,757	1,633,088
Class 3	2,713	20,442	23,155	1,723	20,248	21,971
Class 4	14,770	130,929	145,699	6,414	104,527	110,941

Total	$360,572	$2,617,630	$2,978,202	$214,484	$2,434,031	$2,648,515

International Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$85,943	$130,060	$216,003	$174,418	$165,915	$340,333
Class 1A	95	141	236	156	140	296
Class 2	59,246	104,778	164,024	136,977	146,986	283,963
Class 3	354	637	991	887	970	1,857
Class 4	4,496	8,870	13,366	9,465	10,556	20,021

Total	$150,134	$244,486	$394,620	$321,903	$324,567	$646,470

New World Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,315	$71,500	$94,815	$21,450	$54,023	$75,473
Class 1A	39	132	171	24	50	74
Class 2	8,693	34,958	43,651	8,194	26,593	34,787
Class 4	4,452	21,103	25,555	3,419	12,659	16,078

Total	$36,499	$127,693	$164,192	$33,087	$93,325	$126,412

170      American Funds Insurance Series

Blue Chip Income and Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$118,657	$410,713	$529,370	$232,769	$299,947	$532,716
Class 1A	163	435	598	120	135	255
Class 2	60,118	238,793	298,911	134,358	186,318	320,676
Class 4	10,646	38,700	49,346	13,348	16,620	29,968

Total	$189,584	$688,641	$878,225	$380,595	$503,020	$883,615

Global Growth and Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$12,475	$27,971	$40,446	$16,289	$31,541	$47,830
Class 1A	33	66	99	28	53	81
Class 2	24,591	66,794	91,385	40,436	90,173	130,609
Class 4	2,298	5,970	8,268	2,682	5,789	8,471

Total	$39,397	$100,801	$140,198	$59,435	$127,556	$186,991

Growth-Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$455,391	$1,825,184	$2,280,575	$341,172	$1,049,641	$1,390,813
Class 1A	206	825	1,031	124	344	468
Class 2	272,097	1,260,360	1,532,457	241,470	886,942	1,128,412
Class 3	3,204	14,500	17,704	2,907	10,337	13,244
Class 4	21,474	103,934	125,408	15,471	58,501	73,972

Total	$752,372	$3,204,803	$3,957,175	$601,144	$2,005,765	$2,606,909

International Growth and Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$41,626	$—	$41,626	$28,476	$—	$28,476
Class 1A	84	—	84	44	—	44
Class 2	8,726	—	8,726	5,865	—	5,865
Class 4	3,112	—	3,112	1,597	—	1,597

Total	$53,548	$—	$53,548	$35,982	$—	$35,982

See end of tables for footnote.

American Funds Insurance Series      171

Capital Income Builder

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$13,476	$—	$13,476	$9,421	$617	$10,038
Class 1A	126	—	126	66	3	69
Class 2	137	—	137	90	6	96
Class 4	10,875	—	10,875	9,550	762	10,312

Total	$24,614	$—	$24,614	$19,127	$1,388	$20,515

Asset Allocation Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$356,589	$816,841	$1,173,430	$386,982	$666,856	$1,053,838
Class 1A	189	416	605	147	263	410
Class 2	94,178	253,101	347,279	103,332	210,133	313,465
Class 3	608	1,581	2,189	686	1,413	2,099
Class 4	71,682	206,152	277,834	69,096	148,867	217,963

Total	$523,246	$1,278,091	$1,801,337	$560,243	$1,027,532	$1,587,775

Global Balanced Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,912	$3,479	$5,391	$1,808	$1,346	$3,154
Class 1A	28	61	89	30	25	55
Class 2	2,521	5,487	8,008	2,555	2,290	4,845
Class 4	954	2,492	3,446	804	842	1,646

Total	$5,415	$11,519	$16,934	$5,197	$4,503	$9,700

Bond Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$177,855	$—	$177,855	$156,337	$8,915	$165,252
Class 1A	165	—	165	76	4	80
Class 2	90,796	—	90,796	88,266	5,217	93,483
Class 4	11,384	—	11,384	8,153	453	8,606

Total	$280,200	$—	$280,200	$252,832	$14,589	$267,421

Global Bond Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$19,173	$—	$19,173	$25,210	$3,256	$28,466
Class 1A	7	—	7	9	1	10
Class 2	15,927	—	15,927	23,308	3,412	26,720
Class 4	649	—	649	816	118	934

Total	$35,756	$—	$35,756	$49,343	$6,787	$56,130

172      American Funds Insurance Series

High-Income Bond Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$33,304	$—	$33,304	$34,114	$—	$34,114
Class 1A	45	—	45	40	—	40
Class 2	41,753	—	41,753	43,382	—	43,382
Class 3	611	—	611	664	—	664
Class 4	3,353	—	3,353	1,733	—	1,733

Total	$79,066	$—	$79,066	$79,933	$—	$79,933

Mortgage Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$5,573	$—	$5,573	$4,938	$—	$4,938
Class 1A	12	—	12	15	—	15
Class 2	1,355	—	1,355	1,128	—	1,128
Class 4	585	—	585	424	—	424

Total	$7,525	$—	$7,525	$6,505	$—	$6,505

Ultra-Short Bond Fund

	Year ended December 31, 2019					Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$604		$—	$604		$561	$—	$561
Class 1A	—	*	—	—	*	—	—	—
Class 2	4,088		—	4,088		2,762	—	2,762
Class 3	59		—	59		41	—	41
Class 4	342		—	342		153	—	153

Total	$5,093		$—	$5,093		$3,517	$—	$3,517

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$31,700	$—	$31,700	$29,881	$—	$29,881
Class 1A	50	—	50	29	—	29
Class 2	26,790	—	26,790	24,431	—	24,431
Class 3	180	—	180	165	—	165
Class 4	2,241	—	2,241	1,313	—	1,313

Total	$60,961	$—	$60,961	$55,819	$—	$55,819

See end of tables for footnote.

American Funds Insurance Series      173

Managed Risk Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$61	$256	$317	$14	$135	$149
Class P2	3,581	26,324	29,905	1,397	20,395	21,792

Total	$3,642	$26,580	$30,222	$1,411	$20,530	$21,941

Managed Risk International Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$11	$16	$27	$8	$1	$9
Class P2	2,974	4,795	7,769	2,681	738	3,419

Total	$2,985	$4,811	$7,796	$2,689	$739	$3,428

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$13	$40	$53	$15	$7	$22
Class P2	5,566	17,796	23,362	11,391	12,112	23,503

Total	$5,579	$17,836	$23,415	$11,406	$12,119	$23,525

Managed Risk Growth-Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$14,564	$14,505	$29,069	$42	$122	$164
Class P2	1,352	2,019	3,371	2,374	9,814	12,188

Total	$15,916	$16,524	$32,440	$2,416	$9,936	$12,352

Managed Risk Asset Allocation Fund

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$5	$65	$70	$31,787	$66,960	$98,747
Class P2	62,691	115,050	177,741	36,816	107,405	144,221

Total	$62,696	$115,115	$177,811	$68,603	$174,365	$242,968

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

174      American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — On March 4, 2019, the series board of trustees approved amended agreements effective May 1, 2019, decreasing the annual rate to 0.500% on daily net assets in excess of $1.5 billion for International Growth and Income Fund, and decreasing the annual rate to 0.410% on daily net assets in excess of $1 billion for Capital Income Builder. CRMC voluntarily reduced the investment advisory services fees to the approved rates in advance of the effective date. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2019, total investment advisory services fees waived by CRMC were $2,880,000.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2019,	For the year ended December 31, 2019,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.516%	.516%
Global Small Capitalization Fund	.800	.635	.6	5.0	.696	.696
Growth Fund	.500	.280	.6	34.0	.322	.322
International Fund	.690	.430	.5	21.0	.492	.492
New World Fund	.850	.580	.5	4.0	.701	.701
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.390	.390
Global Growth and Income Fund	.690	.480	.6	3.0	.595	.595
Growth-Income Fund	.500	.219	.6	34.0	.256	.256
International Growth and Income Fund	.690	.500	.5	1.5	.608	.608
Capital Income Builder	.500	.410	.6	1.0	.489	.486
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.364	.364
Global Bond Fund	.570	.450	1.0	3.0	.533	.533
High-Income Bond Fund	.500	.420	.6	2.0	.475	.475
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.340	.340
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series      175

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Prior to July 1, 2019, all share classes of each fund, other than the managed-risk funds, paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets. The series board of trustees authorized the funds, other than the managed risk funds, to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$458
Class 1A	$—	$17	2
Class 2	9,198	Not applicable	742
Class 4	793	793	66

Total class-specific expenses	$9,991	$810	$1,268

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,999
Class 1A	$—	$35	3
Class 2	37,459	Not applicable	3,017
Class 3	369	Not applicable	41
Class 4	3,263	3,263	269

Total class-specific expenses	$41,091	$3,298	$5,329

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$382
Class 1A	$—	$1	—	*
Class 2	5,652	Not applicable	454
Class 4	444	444	37

Total class-specific expenses	$6,096	$445	$873

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,031
Class 1A	$—	$15	1
Class 2	10,335	Not applicable	830
Class 3	45	Not applicable	5
Class 4	852	852	70

Total class-specific expenses	$11,232	$867	$1,937

176      American Funds Insurance Series

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$386
Class 1A	$—	$9	1
Class 2	2,312	Not applicable	187
Class 4	1,396	1,396	115

Total class-specific expenses	$3,708	$1,405	$689

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$115
Class 1A	$—	$4	1
Class 2	3,318	Not applicable	267
Class 4	300	300	25

Total class-specific expenses	$3,618	$304	$408

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$217
Class 1A	$—	$5	—	*
Class 2	608	Not applicable	49
Class 4	213	213	18

Total class-specific expenses	$821	$218	$284

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,332
Class 1A	$—	$22	2
Class 2	12,426	Not applicable	1,002
Class 3	57	Not applicable	6
Class 4	10,148	10,148	831

Total class-specific expenses	$22,631	$10,170	$5,173

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,058
Class 1A	$—	$16	1
Class 2	7,507	Not applicable	601
Class 4	1,239	1,239	105

Total class-specific expenses	$8,746	$1,255	$1,765

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,919
Class 1A	$—	$22	2
Class 2	32,591	Not applicable	2,624
Class 3	273	Not applicable	30
Class 4	2,685	2,685	221

Total class-specific expenses	$35,549	$2,707	$6,796

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$89
Class 1A	$—	$11	1
Class 2	12	Not applicable	1
Class 4	1,014	1,014	83

Total class-specific expenses	$1,026	$1,025	$174

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$26
Class 1A	$—	$5	—	*
Class 2	495	Not applicable	40
Class 4	205	206	17

Total class-specific expenses	$700	$211	$83

See end of tables for footnote.

American Funds Insurance Series      177

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,277
Class 1A	$—	$12	1
Class 2	8,877	Not applicable	715
Class 4	1,073	1,072	90

Total class-specific expenses	$9,950	$1,084	$2,083

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$104
Class 1A	$—	$2	—	*
Class 2	1,696	Not applicable	135
Class 3	18	Not applicable	2
Class 4	141	141	12

Total class-specific expenses	$1,855	$143	$253

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$6
Class 1A	$—	$—	*	—	*
Class 2	583	Not applicable		47
Class 3	6	Not applicable		1
Class 4	51	51		4

Total class-specific expenses	$640	$51		$58

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$10
Class P2	$974	974

Total class-specific expenses	$974	$984

Managed Risk Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$1
Class P2	$877	877

Total class-specific expenses	$877	$878

Global Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$212
Class 1A	$—	$1	—	*
Class 2	2,549	Not applicable	204
Class 4	113	113	10

Total class-specific expenses	$2,662	$114	$426

Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$42
Class 1A	$—	$1	—	*
Class 2	143	Not applicable	12
Class 4	59	59	5

Total class-specific expenses	$202	$60	$59

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$288
Class 1A	$—	$5	—	*
Class 2	3,325	Not applicable	269
Class 3	16	Not applicable	2
Class 4	270	271	23

Total class-specific expenses	$3,611	$276	$582

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$1
Class P2	$398	398

Total class-specific expenses	$398	$399

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,623
Class P2	$647	647

Total class-specific expenses	$647	$5,270

178      American Funds Insurance Series

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5
Class P2	$6,739	6,739

Total class-specific expenses	$6,739	$6,744

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Managed Risk Growth Fund, Managed Risk International Fund and Managed Risk Blue Chip Income and Growth Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2019, total fees and expenses reimbursed by CRMC were $74,000. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$31	$11		$42
Global Small Capitalization Fund	21	7		28
Growth Fund	130	45		175
International Fund	48	16		64
New World Fund	17	6		23
Blue Chip Income and Growth Fund	44	15		59
Global Growth and Income Fund	10	3		13
Growth-Income Fund	164	57		221
International Growth and Income Fund	7	2		9
Capital Income Builder	4	2		6
Asset Allocation Fund	127	43		170
Global Balanced Fund	2	1		3
Bond Fund	51	17		68
Global Bond Fund	11	3		14
High-Income Bond Fund	6	2		8
Mortgage Fund	1	1		2
Ultra-Short Bond Fund	1	—	*	1
U.S. Government/AAA-Rated Securities Fund	15	5		20
Managed Risk Growth Fund	1	1		2
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	1		2
Managed Risk Growth-Income Fund	8	4		12
Managed Risk Asset Allocation Fund	16	5		21

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Insurance Series      179

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of December 31, 2019 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$24,083	$81,665	$14,006
Global Small Capitalization Fund	36,878	122,208	33,693
Growth Fund	268,036	905,939	9,860
International Fund	81,543	407,486	47,090
New World Fund	13,140	16,223	457
Blue Chip Income and Growth Fund	99,516	104,771	10,930
Global Growth and Income Fund	14,247	26,182	572
Growth-Income Fund	200,557	806,347	(8,638)
International Growth and Income Fund	10,521	12,522	(737)
Capital Income Builder	27,947	2,175	(137)
Asset Allocation Fund	404,052	977,305	(21,921)
Global Balanced Fund	1,871	906	(25)
Bond Fund	51,636	102,897	(719)
Global Bond Fund	4,273	1,394	(2)
High-Income Bond Fund	4,365	9,431	(2,079)

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2019.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122

Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

Year ended December 31, 2018
Class 1	$318,393	10,738	$163,496	5,459	$(199,573)	(6,616)	$282,316	9,581
Class 1A	4,760	162	320	11	(1,942)	(64)	3,138	109
Class 2	71,745	2,511	292,561	9,830	(465,838)	(15,407)	(101,532)	(3,066)
Class 4	94,068	3,163	18,437	622	(28,678)	(983)	83,827	2,802

Total net increase (decrease)	$488,966	16,574	$474,814	15,922	$(696,031)	(23,070)	$267,749	9,426

180      American Funds Insurance Series

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032

Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$102,952	4,408

Year ended December 31, 2018
Class 1	$138,128	5,551	$76,990	2,920	$(160,148)	(6,253)	$54,970	2,218
Class 1A	318	12	16	1	(110)	(5)	224	8
Class 2	47,093	2,015	112,331	4,349	(309,646)	(12,397)	(150,222)	(6,033)
Class 4	56,525	2,282	6,491	249	(17,067)	(693)	45,949	1,838

Total net increase (decrease)	$242,064	9,860	$195,828	7,519	$(486,971)	(19,348)	$(49,079)	(1,969)

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375

Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$974,922	15,701

Year ended December 31, 2018
Class 1	$1,574,676	19,928	$879,237	11,221	$(1,126,624)	(14,082)	$1,327,289	17,067
Class 1A	8,204	103	710	9	(563)	(7)	8,351	105
Class 2	292,909	3,756	1,633,088	20,970	(2,436,432)	(30,703)	(510,435)	(5,977)
Class 3	1,809	22	21,971	279	(27,844)	(348)	(4,064)	(47)
Class 4	274,892	3,534	110,941	1,441	(135,865)	(1,758)	249,968	3,217

Total net increase (decrease)	$2,152,490	27,343	$2,645,947	33,920	$(3,727,328)	(46,898)	$1,071,109	14,365

See end of tables for footnotes.

American Funds Insurance Series      181

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$171,233	8,812	$215,640	10,988	$(699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543

Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)

Year ended December 31, 2018
Class 1	$987,191	47,885	$339,738	16,682	$(479,241)	(23,102)	$847,688	41,465
Class 1A	4,302	204	296	14	(269)	(14)	4,329	204
Class 2	481,518	22,952	283,963	13,909	(441,465)	(21,109)	324,016	15,752
Class 3	506	23	1,857	91	(4,389)	(209)	(2,026)	(95)
Class 4	96,985	4,701	20,021	990	(45,627)	(2,234)	71,379	3,457

Total net increase (decrease)	$1,570,502	75,765	$645,875	31,686	$(970,991)	(46,668)	$1,245,386	60,783

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$149,338	6,057	$94,601	3,981	$(207,841)	(8,743)	$36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985

Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$54,641	2,121

Year ended December 31, 2018
Class 1	$169,684	6,947	$75,282	3,139	$(240,756)	(10,008)	$4,210	78
Class 1A	2,616	108	73	3	(572)	(24)	2,117	87
Class 2	70,536	2,954	34,787	1,456	(144,167)	(5,934)	(38,844)	(1,524)
Class 4	140,212	5,922	16,079	674	(31,201)	(1,315)	125,090	5,281

Total net increase (decrease)	$383,048	15,931	$126,221	5,272	$(416,696)	(17,281)	$92,573	3,922

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519

Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440

Year ended December 31, 2018
Class 1	$189,059	13,527	$528,528	38,135	$(524,399)	(36,270)	$193,188	15,392
Class 1A	2,957	203	254	19	(106)	(8)	3,105	214
Class 2	34,615	2,528	320,676	23,381	(472,476)	(32,985)	(117,185)	(7,076)
Class 4	190,787	13,641	29,968	2,200	(33,879)	(2,399)	186,876	13,442

Total net increase (decrease)	$417,418	29,899	$879,426	63,735	$(1,030,860)	(71,662)	$265,984	21,972

182      American Funds Insurance Series

Global Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$43,801	2,986	$38,762	2,639	$(61,157)	(4,174)	$21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863

Total net increase (decrease)	$94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$(76,937)	(5,088)

Year ended December 31, 2018
Class 1	$105,981	7,092	$45,562	3,107	$(46,619)	(3,060)	$104,924	7,139
Class 1A	951	60	81	6	(40)	(2)	992	64
Class 2	27,421	1,842	130,608	8,898	(208,022)	(13,672)	(49,993)	(2,932)
Class 4	42,459	2,827	8,471	586	(16,633)	(1,102)	34,297	2,311

Total net increase (decrease)	$176,812	11,821	$184,722	12,597	$(271,314)	(17,836)	$90,220	6,582

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364

Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

Year ended December 31, 2018
Class 1	$2,594,038	53,950	$1,388,000	27,742	$(1,325,537)	(25,872)	$2,656,501	55,820
Class 1A	5,817	114	467	10	(933)	(18)	5,351	106
Class 2	128,833	2,587	1,128,412	22,770	(1,901,203)	(37,514)	(643,958)	(12,157)
Class 3	1,014	20	13,244	264	(26,871)	(525)	(12,613)	(241)
Class 4	193,427	3,881	73,971	1,507	(97,541)	(1,958)	169,857	3,430

Total net increase (decrease)	$2,923,129	60,552	$2,604,094	52,293	$(3,352,085)	(65,887)	$2,175,138	46,958

See end of tables for footnotes.

American Funds Insurance Series      183

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$9,331	555	$41,626	2,406	$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5	(75)	(4)	372	23
Class 2	14,448	831	8,726	507	(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182	(7,857)	(466)	15,410	911

Total net increase (decrease)	$44,297	2,603	$53,548	3,100	$(175,914)	(10,292)	$(78,069)	(4,589)

Year ended December 31, 2018
Class 1	$102,396	5,829	$28,476	1,796	$(62,238)	(3,472)	$68,634	4,153
Class 1A	276	16	44	3	(453)	(27)	(133)	(8)
Class 2	13,046	753	5,865	371	(28,666)	(1,702)	(9,755)	(578)
Class 4	29,607	1,717	1,597	101	(12,831)	(752)	18,373	1,066

Total net increase (decrease)	$145,325	8,315	$35,982	2,271	$(104,188)	(5,953)	$77,119	4,633

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$160,592	15,806	$13,476	1,322	$(12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12	(345)	(34)	2,490	246
Class 2	1,661	165	137	13	(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070	(29,407)	(2,903)	47,930	4,742

Total net increase (decrease)	$231,424	22,814	$24,614	2,417	$(42,829)	(4,233)	$213,209	20,998

Year ended December 31, 2018
Class 1	$96,466	9,624	$10,037	1,010	$(12,240)	(1,241)	$94,263	9,393
Class 1A	2,709	270	70	7	(761)	(77)	2,018	200
Class 2	2,658	264	96	10	(180)	(18)	2,574	256
Class 4	66,457	6,627	10,312	1,037	(25,636)	(2,556)	51,133	5,108

Total net increase (decrease)	$168,290	16,785	$20,515	2,064	$(38,817)	(3,892)	$149,988	14,957

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$1,081,611	47,062	$1,173,430	52,076	$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27	(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613	(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97	(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559	(218,378)	(9,706)	416,137	18,585

Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372	$(1,920,425)	(84,039)	$1,434,114	64,163

Year ended December 31, 2018
Class 1	$1,402,434	60,588	$1,053,838	46,034	$(2,607,246)	(117,896)	$(150,974)	(11,274)
Class 1A	3,797	162	411	18	(678)	(30)	3,530	150
Class 2	89,621	3,865	313,464	13,808	(682,422)	(29,567)	(279,337)	(11,894)
Class 3	897	38	2,098	91	(7,614)	(325)	(4,619)	(196)
Class 4	380,567	16,509	217,964	9,642	(180,958)	(7,998)	417,573	18,153

Total net increase (decrease)	$1,877,316	81,162	$1,587,775	69,593	$(3,478,918)	(155,816)	$(13,827)	(5,061)

184      American Funds Insurance Series

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$10,073	777	$5,390	408	$(9,768)	(718)	$5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019

Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976

Year ended December 31, 2018
Class 1	$24,581	1,901	$3,154	265	$(847)	(66)	$26,888	2,100
Class 1A	2,209	171	56	5	(292)	(24)	1,973	152
Class 2	11,812	914	4,844	408	(24,153)	(1,905)	(7,497)	(583)
Class 4	35,652	2,821	1,646	140	(12,396)	(987)	24,902	1,974

Total net increase (decrease)	$74,254	5,807	$9,700	818	$(37,688)	(2,982)	$46,266	3,643

Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$562,508	51,468	$176,372	15,842	$(614,303)	(56,025)	$124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216

Total net increase (decrease)	$849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$49,693	4,153

Year ended December 31, 2018
Class 1	$856,250	80,879	$164,110	15,776	$(1,296,873)	(122,086)	$(276,513)	(25,431)
Class 1A	2,864	271	80	8	(674)	(64)	2,270	215
Class 2	107,831	10,281	93,483	9,101	(518,189)	(49,721)	(316,875)	(30,339)
Class 4	118,851	11,386	8,606	839	(47,758)	(4,587)	79,699	7,638

Total net increase (decrease)	$1,085,796	102,817	$266,279	25,724	$(1,863,494)	(176,458)	$(511,419)	(47,917)

Global Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558

Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

Year ended December 31, 2018
Class 1	$126,990	10,666	$28,466	2,515	$(375,280)	(31,456)	$(219,824)	(18,275)
Class 1A	575	49	10	1	(241)	(21)	344	29
Class 2	41,190	3,507	26,720	2,377	(156,625)	(13,571)	(88,715)	(7,687)
Class 4	28,055	2,394	934	84	(17,922)	(1,548)	11,067	930

Total net increase (decrease)	$196,810	16,616	$56,130	4,977	$(550,068)	(46,596)	$(297,128)	(25,003)

See end of tables for footnotes.

American Funds Insurance Series      185

High-Income Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$9,412	933	$33,027	3,374	$(48,250)	(4,826)	$(5,811)	(519)
Class 1A	353	35	45	5	(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340	(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62	(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321	(37,801)	(3,523)	29,854	2,868

Total net increase (decrease)	$84,845	8,138	$78,789	8,102	$(172,073)	(17,068)	$(8,439)	(828)

Year ended December 31, 2018
Class 1	$15,126	1,484	$34,114	3,526	$(136,193)	(13,306)	$(86,953)	(8,296)
Class 1A	621	61	40	5	(365)	(36)	296	30
Class 2	12,354	1,231	43,383	4,563	(111,276)	(11,157)	(55,539)	(5,363)
Class 3	1,837	179	664	68	(4,223)	(418)	(1,722)	(171)
Class 4	51,449	4,747	1,733	168	(53,384)	(4,942)	(202)	(27)

Total net increase (decrease)	$81,387	7,702	$79,934	8,330	$(305,441)	(29,859)	$(144,120)	(13,827)

Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$31,595	3,007	$5,573	528	$(41,843)	(3,959)	$(4,675)	(424)
Class 1A	166	16	12	1	(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129	(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56	(9,761)	(944)	2,820	258

Total net increase (decrease)	$48,108	4,582	$7,525	714	$(59,850)	(5,683)	$(4,217)	(387)

Year ended December 31, 2018
Class 1	$17,819	1,730	$4,658	457	$(74,088)	(7,185)	$(51,611)	(4,998)
Class 1A	732	71	15	2	(111)	(11)	636	62
Class 2	4,682	456	1,128	111	(10,509)	(1,023)	(4,699)	(456)
Class 4	14,315	1,403	424	41	(2,626)	(257)	12,113	1,187

Total net increase (decrease)	$37,548	3,660	$6,225	611	$(87,334)	(8,476)	$(43,561)	(4,205)

186      American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$9,753	856	$604		53		$(17,930)	(1,576)	$(7,573)	(667)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	85,259	7,676	4,088		371		(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59		5		(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342		31		(17,702)	(1,580)	4,153	371

Total net increase (decrease)	$117,239	10,516	$5,093		460		$(143,860)	(12,905)	$(21,528)	(1,929)

Year ended December 31, 2018
Class 1	$25,371	2,233	$561		50		$(26,198)	(2,310)	$(266)	(27)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	103,165	9,332	2,762		250		(107,692)	(9,741)	(1,765)	(159)
Class 3	4,222	378	42		4		(3,944)	(353)	320	29
Class 4	16,908	1,513	153		14		(14,303)	(1,281)	2,758	246

Total net increase (decrease)	$149,666	13,456	$3,518		318		$(152,137)	(13,685)	$1,047	89

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class 1	$63,401	5,184	$31,462	2,550	$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50	4	(488)	(40)	910	74
Class 2	105,457	8,638	26,789	2,193	(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180	15	(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241	183	(41,016)	(3,366)	30,257	2,469

Total net increase (decrease)	$240,213	19,663	$60,722	4,945	$(368,613)	(30,109)	$(67,678)	(5,501)

Year ended December 31, 2018
Class 1	$67,360	5,655	$29,446	2,499	$(191,451)	(16,111)	$(94,645)	(7,957)
Class 1A	1,389	118	28	2	(214)	(18)	1,203	102
Class 2	43,398	3,680	24,431	2,094	(200,280)	(17,045)	(132,451)	(11,271)
Class 3	628	53	165	14	(1,997)	(168)	(1,204)	(101)
Class 4	45,391	3,857	1,313	113	(17,387)	(1,474)	29,317	2,496

Total net increase (decrease)	$158,166	13,363	$55,383	4,722	$(411,329)	(34,816)	$(197,780)	(16,731)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class P1	$2,619	201	$317	25	$(523)	(41)	$2,413	185
Class P2	47,485	3,690	29,905	2,419	(30,455)	(2,336)	46,935	3,773

Total net increase (decrease)	$50,104	3,891	$30,222	2,444	$(30,978)	(2,377)	$49,348	3,958

Year ended December 31, 2018
Class P1	$1,861	140	$150	11	$(596)	(45)	$1,415	106
Class P2	79,190	6,025	21,792	1,658	(21,197)	(1,594)	79,785	6,089

Total net increase (decrease)	$81,051	6,165	$21,942	1,669	$(21,793)	(1,639)	$81,200	6,195

See end of tables for footnotes.

American Funds Insurance Series      187

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class P1	$357	34	$27	3	$(140)	(14)	$244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)

Total net increase (decrease)	$7,608	736	$7,796	775	$(18,529)	(1,787)	$(3,125)	(276)

Year ended December 31, 2018
Class P1	$321	30	$9	1	$(44)	(4)	$286	27
Class P2	33,085	3,040	3,419	323	(13,533)	(1,240)	22,971	2,123

Total net increase (decrease)	$33,406	3,070	$3,428	324	$(13,577)	(1,244)	$23,257	2,150

Managed Risk Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class P1	$547	46	$53	5	$(313)	(28)	$287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644

Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$6,553	667

Year ended December 31, 2018
Class P1	$358	29	$22	2	$(43)	(4)	$337	27
Class P2	31,213	2,567	23,504	1,964	(35,759)	(2,843)	18,958	1,688

Total net increase (decrease)	$31,571	2,596	$23,526	1,966	$(35,802)	(2,847)	$19,295	1,715

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class P1	$86,511	6,809	$29,069	2,244	$(82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919

Total net increase (decrease)	$114,701	9,027	$32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

Year ended December 31, 2018
Class P1	$1,696,532	144,131	$164	13	$(30,979)	(2,639)	$1,665,717	141,505
Class P2	45,914	3,658	12,188	977	(16,805)	(1,320)	41,297	3,315

Total net increase (decrease)	$1,742,446	147,789	$12,352	990	$(47,784)	(3,959)	$1,707,014	144,820

188      American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2019
Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386

Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

Year ended December 31, 2018
Class P1	$158,125	11,883	$98,747	7,599	$(1,735,518)	(141,232)	$(1,478,646)	(121,750)
Class P2	122,897	9,265	144,221	11,089	(250,843)	(19,040)	16,275	1,314

Total net increase (decrease)	$281,022	21,148	$242,968	18,688	$(1,986,361)	(160,272)	$(1,462,371)	(120,436)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Insurance Series      189

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended December 31, 2019 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$849,859	$2,016,867	$5,239,850	$2,829,700	$1,380,037	$3,114,494
Sales of investment securities*	1,161,452	1,978,561	6,056,342	2,959,294	1,201,958	3,287,588
Non-U.S. taxes paid on dividend income	6,906	2,961	8,895	15,544	3,090	740
Non-U.S. taxes (refunded) paid on interest income	—	9	—	—	24	—
Non-U.S. taxes (refunded) paid on realized gains	—	—	—	2	95	—
Non-U.S. taxes provided on unrealized gains	4,247	7,065	—	14,853	12,751	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$566,776	$8,540,898	$367,762	$617,629	$16,313,978	$256,445
Sales of investment securities*	665,217	8,266,596	406,434	454,046	15,144,557	250,980
Non-U.S. taxes paid on dividend income	3,365	11,677	3,815	1,062	7,745	315
Non-U.S. taxes (refunded) paid on interest income	—	(1)	—	—	—	17
Non-U.S. taxes (refunded) paid on realized gains	—	515	152	—	—	8
Non-U.S. taxes provided on unrealized gains	2,362	600	10	—	104	27
Dividend income from affiliated issuers	—	3,592	—	—	5,398	—
Interest income from affiliated issuers	—	—	—	—	1,136	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$31,591,809	$2,815,896	$692,973	$924,220	$—	$5,774,305
Sales of investment securities*	33,147,847	2,894,376	734,772	1,047,226	74,850	6,141,505
Non-U.S. taxes (refunded) paid on interest income	(6)	416	—	—	—	—
Non-U.S. taxes (refunded) paid on realized gains	(2)	369	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	225	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$80,311	$12,427	$42,893	$303,447	$217,416
Sales of investment securities*	39,304	19,864	43,650	122,609	287,016
Dividend income from affiliated issuers	5,006	2,825	7,584	41,965	55,061

*	Excludes short-term securities and U.S. government obligations, if any.

190      American Funds Insurance Series

11. Ownership concentration

At December 31, 2019, American Funds Insurance Series — Portfolio Series Managed Risk Growth and Income Portfolio held 33% and 12% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series — Portfolio Series Managed Risk Global Allocation Portfolio held 24% of the outstanding shares of Global Balanced Fund.

American Funds Insurance Series      191

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
12/31/2019	$25.74	$.32	$8.60	$8.92	$(.41)	$(1.68)	$(2.09)	$32.57	35.61%	$2,515		.56%		1.07%
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010		.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
Class 1A:
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5		.80		.77
12/31/2017[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39 [6]
Class 2:
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
Class 4:
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34

Global Small Capitalization Fund
Class 1:
12/31/2019	$21.75	$.12	$6.61	$6.73	$(.10)	$(1.58)	$(1.68)	$26.80	31.84%	$2,050		.75%		.48%
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
Class 1A:
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[7]	.98		.21
12/31/2017[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
Class 4:
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

192      American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
12/31/2019	$69.96	$.83	$19.63	$20.46	$(.76)	$(8.44)	$(9.20)	$81.22	31.11%	$10,841	.35%		1.09%
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87
Class 1A:
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,4]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]
Class 2:
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62
Class 3:
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69
Class 4:
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42

See end of tables for footnotes.

American Funds Insurance Series      193

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Fund
Class 1:
12/31/2019	$17.66	$.30	$3.74	$4.04	$(.34)	$(.50)	$(.84)	$20.86	23.21%	$5,353	.54%		1.54%
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
Class 1A:
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,4]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
Class 3:
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
Class 4:
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

New World Fund
Class 1:
12/31/2019	$20.98	$.28	$5.79	$6.07	$(.29)	$(.92)	$(1.21)	$25.84	29.47%	$2,129	.76%		1.18%
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743	.78		1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562	.79		.92
Class 1A:
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[3,4]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	.53	[6]
Class 2:
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
Class 4:
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39

194      American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund
Class 1:
12/31/2019	$12.38	$.30	$2.25	$2.55	$(.30)	$(1.07)	$(1.37)	$13.56	21.66%	$5,559		.42%		2.28%
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
Class 1A:
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3		.66		1.84
12/31/2017[3,4]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]
Class 2:
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
Class 4:
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75

Global Growth and Income Fund
Class 1:
12/31/2019	$13.02	$.31	$3.67	$3.98	$(.32)	$(.76)	$(1.08)	$15.92	31.39%	$625		.65%		2.08%
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.79
Class 1A:
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[3,4]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[7]	.84	[6]	1.20	[6]
Class 2:
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.73
Class 4:
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32

See end of tables for footnotes.

American Funds Insurance Series      195

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth-Income Fund
Class 1:
12/31/2019	$45.39	$1.00	$10.40	$11.40	$(.92)	$(5.16)	$(6.08)	$50.71	26.46%	$21,057	.29%		2.05%
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747	.29		1.59
Class 1A:
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,4]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]
Class 2:
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895	.54		1.34
Class 3:
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161	.47		1.41
Class 4:
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410	.79		1.25

International Growth and Income Fund
Class 1:
12/31/2019	$15.35	$.46	$3.03	$3.49	$(.47)	$(.19)	$(.66)	$18.18	23.06%	$1,140	.66%		2.73%
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707	.68		2.60
Class 1A:
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,4]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]
Class 2:
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254	.93		2.32
Class 4:
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02

196      American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Capital Income Builder
Class 1:
12/31/2019	$9.37	$.32	$1.36	$1.68	$(.32)	$—	$(.32)	$10.73	18.16%	$533		.53%		3.17%
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		2.88
Class 1A:
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		2.82
12/31/2017[3,4]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	2.63	[6]
Class 2:
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[10]	—	[7]	.46	[10]	3.12	[10]
Class 4:
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55

Asset Allocation Fund
Class 1:
12/31/2019	$21.29	$.51	$3.94	$4.45	$(.50)	$(1.19)	$(1.69)	$24.05	21.54%	$17,730		.29%		2.21%
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627		.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556		.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008		.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913		.29		1.85
Class 1A:
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11		.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7		.53		1.82
12/31/2017[3,4]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4		.53	[6]	1.69	[6]
Class 2:
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154		.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668		.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480		.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144		.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
Class 3:
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32		.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29		.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38		.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35		.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
Class 4:
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493		.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594		.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582		.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861		.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45

See end of tables for footnotes.

American Funds Insurance Series      197

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Balanced Fund
Class 1:
12/31/2019	$11.67	$.24	$2.17	$2.41	$(.20)	$(.37)	$(.57)	$13.51	20.79%	$134		.72%		1.88%
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
Class 1A:
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,4]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[7]	.94	[6]	1.27	[6]
Class 2:
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
Class 4:
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58

Bond Fund
Class 1:
12/31/2019	$10.47	$.30	$.71	$1.01	$(.31)	$—	$(.31)	$11.17	9.70%	$6,481		.39%		2.76%
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
Class 1A:
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]
Class 2:
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
Class 4:
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47

198      American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Bond Fund
Class 1:
12/31/2019	$11.42	$.31	$.61	$.92	$(.22)	$—	$(.22)	$12.12	8.08%	$1,077		.58%		2.60%
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
Class 1A:
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		2.36
12/31/2017[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	2.27	[6]
Class 2:
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
Class 4:
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [8]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86

High-Income Bond Fund
Class 1:
12/31/2019	$9.34	$.67	$.52	$1.19	$(.66)	$—	$(.66)	$9.87	12.85%	$525		.51%		6.71%
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
Class 1A:
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[3,4]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[7]	.72	[6]	5.74	[6]
Class 2:
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
Class 3:
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
Class 4:
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51

See end of tables for footnotes.

American Funds Insurance Series      199

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Mortgage Fund
Class 1:
12/31/2019	$10.30	$.24	$.30		$.54	$(.28)	$—	$(.28)	$10.56	5.30%	$210		.47%		2.26%
12/31/2018	10.47	.20	(.14)		.06	(.23)	—	(.23)	10.30	.58	209		.48		1.97
12/31/2017	10.56	.16	—	[8]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		1.52
12/31/2016	10.61	.15	.11		.26	(.20)	(.11)	(.31)	10.56	2.50	269		.46		1.39
12/31/2015	10.70	.10	.13		.23	(.18)	(.14)	(.32)	10.61	2.09	272		.45		.89
Class 1A:
12/31/2019	10.28	.22	.30		.52	(.25)	—	(.25)	10.55	5.09	1		.71		2.04
12/31/2018	10.46	.18	(.14)		.04	(.22)	—	(.22)	10.28	.36	1		.73		1.77
12/31/2017[3,4]	10.55	.14	—	[8]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	—	[7]	.70	[6]	1.38 [6]
Class 2:
12/31/2019	10.28	.21	.31		.52	(.26)	—	(.26)	10.54	5.04	56		.72		2.01
12/31/2018	10.45	.18	(.15)		.03	(.20)	—	(.20)	10.28	.32	57		.73		1.72
12/31/2017	10.54	.14	(.01)		.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		1.27
12/31/2016	10.59	.12	.12		.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		1.14
12/31/2015	10.68	.07	.13		.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
Class 4:
12/31/2019	10.19	.18	.31		.49	(.24)	—	(.24)	10.44	4.80	28		.97		1.71
12/31/2018	10.38	.15	(.15)		— [8]	(.19)	—	(.19)	10.19	.07	24		.98		1.49
12/31/2017	10.48	.11	—	[8]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		1.03
12/31/2016	10.52	.09	.12		.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.86
12/31/2015	10.65	.04	.14		.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37

Ultra-Short Bond Fund
Class 1:
12/31/2019	$11.31	$.22	$—	[8]	$.22	$(.23)	$—	$(.23)	$11.30	1.92%	$30		.36%		1.92%
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[11]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37		.35		.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39		.34		(.24)
Class 1A:
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92 [10]	—	[7]	.37	[10]	1.90 [10]
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58 [10]	—	[7]	.35	[10]	1.60 [10]
12/31/2017[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5,10]	—	[7]	.34	[6,10]	.69 [6,10]
Class 2:
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[11]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
12/31/2015	11.06	(.05)	—	[8]	(.05)	—	—	—	11.01	(.45)	302		.59		(.49)
Class 3:
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[11]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
12/31/2015	11.16	(.05)	—	[8]	(.05)	—	—	—	11.11	(.45)	6		.52		(.42)
Class 4:
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[11]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)
12/31/2015	11.25	(.08)	—	[8]	(.08)	—	—	—	11.17	(.71)	16		.85		(.74)

200      American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/2019	$11.94	$.25	$.43	$.68	$(.28)	$—	$(.28)	$12.34	5.69%		$1,418		.37%		2.07%
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426		.35		1.02
Class 1A:
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42		2		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70		1		.61		1.82
12/31/2017[3,4]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73	[5]	—	[7]	.58	[6]	1.53	[6]
Class 2:
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31		1,343		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579		.60		.79
Class 3:
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49		9		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11		.53		.85
Class 4:
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14		124		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46		.85		.56
See end of tables for footnotes.

American Funds Insurance Series      201

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[12]		Net effective expense ratio[12,13]		Ratio of net income to average net assets[12]

Managed Risk Growth Fund
Class P1:
12/31/2019	$12.30	$.15	$2.44	$2.59	$(.19)	$(.92)	$(1.11)	$13.78	22.01%	$6		.42%		.37%		.73%		1.19%
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[10]	3		.42	[10]	.37	[10]	.71	[10]	.82	[10]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [10]	2		.42	[10]	.36	[10]	.70	[10]	.69	[10]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [10]	1		.50	[10]	.34	[10]	.68	[10]	.79	[10]
12/31/2015	11.37	.09	.03	.12	—	—	—	11.49	1.06 [10]	—	[7]	.53	[10]	.29	[10]	.63	[10]	.80	[10]
Class P2:
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43
12/31/2015	11.35	.04	.04	.08	—	—	—	11.43	.71	146		.89		.66		1.00		.31

Managed Risk International Fund
Class P1:
12/31/2019	$9.82	$.17	$1.54	$1.71	$(.20)	$(.32)	$(.52)	$11.01	17.91%[10]	$1		.41%[10]		.33%[10]		.84%[10]		1.64%[10]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[10]	—	[7]	.33	[10]	.28	[10]	.77	[10]	3.02	[10]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [10]	—	[7]	.28	[10]	.20	[10]	.69	[10]	1.13	[10]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[10]	—	[7]	.39	[10]	.23	[10]	.74	[10]	1.15	[10]
12/31/2015	10.10	.18	(.80)	(.62)	— [8]	—	— [8]	9.48	(6.12)[10]	—	[7]	.45	[10]	.21	[10]	.72	[10]	1.75	[10]
Class P2:
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/2015	10.09	.13	(.79)	(.66)	— [8]	—	— [8]	9.43	(6.52)	83		.90		.66		1.17		1.30

Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/2019	$11.28	$.25	$1.28	$1.53	$(.20)	$(.60)	$(.80)	$12.01	14.14%[10]	$1		.38%[10]		.33%[10]		.74%[10]		2.14%[10]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[10]	—	[7]	.33	[10]	.28	[10]	.67	[10]	3.21	[10]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [10]	—	[7]	.30	[10]	.25	[10]	.64	[10]	1.59	[10]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [10]	—	[7]	.43	[10]	.27	[10]	.67	[10]	1.83	[10]
12/31/2015	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[10]	—	[7]	.50	[10]	.27	[10]	.66	[10]	1.64	[10]
Class P2:
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/2015	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57

Managed Risk Growth-Income Fund
Class P1:
12/31/2019	$11.73	$.22	$2.01	$2.23	$(.10)	$(.10)	$(.20)	$13.76	19.14%	$1,987		.42%		.37%		.67%		1.71%
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662		.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [10]	2		.44	[10]	.37	[10]	.66	[10]	1.61	[10]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [10]	1		.52	[10]	.36	[10]	.64	[10]	1.46	[10]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[10]	1		.56	[10]	.31	[10]	.59	[10]	2.17	[10]
Class P2:
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283		.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230		.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206		.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160		.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04

202      American Funds Insurance Series

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[12]	Net effective expense ratio[12,13]	Ratio of net income to average net assets[12]

Managed Risk Asset Allocation Fund
Class P1:
12/31/2019	$12.23	$.26	$1.92	$2.18	$(.03)	$(.57)	$(.60)	$13.81	18.25%	$2	.41%	.36%	.65%	2.01%
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37	.32	.59	1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43	.38	.66	1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43	.38	.66	1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712	.54	.40	.68	2.06
Class P2:
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66	.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62	.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68	.63	.91	1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68	.63	.91	1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953	.79	.66	.94	1.16

See end of tables for footnotes.

American Funds Insurance Series      203

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[14,15]	Period ended December 31,
	2019	2018	2017	2016	2015
Capital Income Builder	44%	42%	59%	41%	38%
Asset Allocation Fund	47	34	39	43	28
Global Balanced Fund	60	30	28	43	36
Bond Fund	146	98	153	108	141
Global Bond Fund	110	78	74	70	88
Mortgage Fund	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	103	76	120	273	352

Portfolio turnover rate for all share classes including mortgage dollar roll[14,15]	Period ended December 31,
	2019	2018	2017	2016	2015
Global Growth Fund	14%	25%	31%	27%	29%
Global Small Capitalization Fund	50	43	33	40	36
Growth Fund	21	35	24	26	20
International Fund	32	29	29	31	37
New World Fund	38	58	56	32	39
Blue Chip Income and Growth Fund	37	49	34	30	26
Global Growth and Income Fund	29	49	41	57	37
Growth-Income Fund	27	39	27	27	25
International Growth and Income Fund	28	38	51	32	35
Capital Income Builder Fund	72	98	88	53	128
Asset Allocation Fund	79	86	85	83	76
Global Balanced Fund	74	51	41	65	76
Bond Fund	373	514	502	375	434
Global Bond Fund	159	125	105	154	159
High-Income Bond Fund	58	67	78	89	66
Mortgage Fund	350	811	680	713	1103
U.S. Government/AAA-Rated Securities Fund	277	446	551	539	901
Ultra-Short Bond Fund	— [16]	— [16]	— [16]	— [11,16]	N/A
Managed Risk Growth Fund	10	7	25	15	16
Managed Risk International Fund	8	8	25	26	15
Managed Risk Blue Chip Income and Growth Fund	13	11	32	9	20
Managed Risk Growth-Income Fund	6	14	26	14	11
Managed Risk Asset Allocation Fund	8	12	1	3	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Class 1A shares began investment operations on January 6, 2017.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[12]

This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.

[13]

This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

[14]	Refer to Note 5 for further information on mortgage dollar rolls.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[16]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

204      American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including summary investment portfolios of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund and investment portfolios of Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund, (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodians, transfer agent and brokers; when replies were not received from the transfer agent and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 11, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds Insurance Series      205

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2019, through December 31, 2019).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

206      American Funds Insurance Series

	Beginning account value 7/1/2019	Ending account value 12/31/2019	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,116.96	$3.04	.57%
Class 1 — assumed 5% return	1,000.00	1,022.33	2.91	.57
Class 1A — actual return	1,000.00	1,115.38	4.37	.82
Class 1A — assumed 5% return	1,000.00	1,021.07	4.18	.82
Class 2 — actual return	1,000.00	1,115.67	4.37	.82
Class 2 — assumed 5% return	1,000.00	1,021.07	4.18	.82
Class 4 — actual return	1,000.00	1,113.99	5.70	1.07
Class 4 — assumed 5% return	1,000.00	1,019.81	5.45	1.07

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,095.88	$4.01	.76%
Class 1 — assumed 5% return	1,000.00	1,021.37	3.87	.76
Class 1A — actual return	1,000.00	1,094.41	5.28	1.00
Class 1A — assumed 5% return	1,000.00	1,020.16	5.09	1.00
Class 2 — actual return	1,000.00	1,094.51	5.33	1.01
Class 2 — assumed 5% return	1,000.00	1,020.11	5.14	1.01
Class 4 — actual return	1,000.00	1,093.20	6.65	1.26
Class 4 — assumed 5% return	1,000.00	1,018.85	6.41	1.26

Growth Fund
Class 1 — actual return	$1,000.00	$1,122.54	$1.93	.36%
Class 1 — assumed 5% return	1,000.00	1,023.39	1.84	.36
Class 1A — actual return	1,000.00	1,121.15	3.26	.61
Class 1A — assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 2 — actual return	1,000.00	1,121.13	3.26	.61
Class 2 — assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 3 — actual return	1,000.00	1,121.54	2.89	.54
Class 3 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 4 — actual return	1,000.00	1,119.60	4.59	.86
Class 4 — assumed 5% return	1,000.00	1,020.87	4.38	.86

International Fund
Class 1 — actual return	$1,000.00	$1,071.97	$2.87	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 1A — actual return	1,000.00	1,070.89	4.18	.80
Class 1A — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 2 — actual return	1,000.00	1,070.65	4.18	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 3 — actual return	1,000.00	1,071.19	3.81	.73
Class 3 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 4 — actual return	1,000.00	1,069.66	5.48	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

New World Fund
Class 1 — actual return	$1,000.00	$1,085.93	$4.05	.77%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.92	.77
Class 1A — actual return	1,000.00	1,084.04	5.36	1.02
Class 1A — assumed 5% return	1,000.00	1,020.06	5.19	1.02
Class 2 — actual return	1,000.00	1,084.63	5.36	1.02
Class 2 — assumed 5% return	1,000.00	1,020.06	5.19	1.02
Class 4 — actual return	1,000.00	1,082.83	6.67	1.27
Class 4 — assumed 5% return	1,000.00	1,018.80	6.46	1.27

See end of tables for footnotes.

American Funds Insurance Series      207

	Beginning account value 7/1/2019	Ending account value 12/31/2019	Expenses paid during period[1]	Annualized expense ratio

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,094.67	$2.27	.43%
Class 1 — assumed 5% return	1,000.00	1,023.04	2.19	.43
Class 1A — actual return	1,000.00	1,094.36	3.59	.68
Class 1A — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 2 — actual return	1,000.00	1,094.61	3.59	.68
Class 2 — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 4 — actual return	1,000.00	1,092.10	4.90	.93
Class 4 — assumed 5% return	1,000.00	1,020.52	4.74	.93

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,099.74	$3.49	.66%
Class 1 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 1A — actual return	1,000.00	1,098.34	4.81	.91
Class 1A — assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 2 — actual return	1,000.00	1,098.41	4.81	.91
Class 2 — assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 4 — actual return	1,000.00	1,096.37	6.13	1.16
Class 4 — assumed 5% return	1,000.00	1,019.36	5.90	1.16

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,088.69	$1.53	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 1A — actual return	1,000.00	1,087.42	2.84	.54
Class 1A — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 2 — actual return	1,000.00	1,087.19	2.84	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,087.79	2.47	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,085.97	4.15	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,071.75	$3.50	.67%
Class 1 — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 1A — actual return	1,000.00	1,069.92	4.80	.92
Class 1A — assumed 5% return	1,000.00	1,020.57	4.69	.92
Class 2 — actual return	1,000.00	1,069.79	4.80	.92
Class 2 — assumed 5% return	1,000.00	1,020.57	4.69	.92
Class 4 — actual return	1,000.00	1,068.59	6.10	1.17
Class 4 — assumed 5% return	1,000.00	1,019.31	5.96	1.17

Capital Income Builder
Class 1 — actual return	$1,000.00	$1,073.57	$2.82	.54%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 1A — actual return	1,000.00	1,072.29	4.13	.79
Class 1A — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 2 — actual return	1,000.00	1,071.26	4.12	.79
Class 2 — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 4 — actual return	1,000.00	1,071.03	5.43	1.04
Class 4 — assumed 5% return	1,000.00	1,019.96	5.30	1.04

208      American Funds Insurance Series

	Beginning account value 7/1/2019	Ending account value 12/31/2019	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,084.13	$1.58	.30%
Class 1 — assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 1A — actual return	1,000.00	1,082.52	2.89	.55
Class 1A — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	1,082.42	2.89	.55
Class 2 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 3 — actual return	1,000.00	1,082.90	2.52	.48
Class 3 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 — actual return	1,000.00	1,080.99	4.20	.80
Class 4 — assumed 5% return	1,000.00	1,021.17	4.08	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,068.79	$3.86	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 1A — actual return	1,000.00	1,067.15	5.11	.98
Class 1A — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 2 — actual return	1,000.00	1,067.14	5.16	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	1,065.63	6.46	1.24
Class 4 — assumed 5% return	1,000.00	1,018.95	6.31	1.24

Bond Fund
Class 1 — actual return	$1,000.00	$1,027.08	$2.04	.40%
Class 1 — assumed 5% return	1,000.00	1,023.19	2.04	.40
Class 1A — actual return	1,000.00	1,025.83	3.32	.65
Class 1A — assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 2 — actual return	1,000.00	1,025.29	3.32	.65
Class 2 — assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 4 — actual return	1,000.00	1,023.86	4.59	.90
Class 4 — assumed 5% return	1,000.00	1,020.67	4.58	.90

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,013.93	$2.99	.59%
Class 1 — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 1A — actual return	1,000.00	1,012.09	4.26	.84
Class 1A — assumed 5% return	1,000.00	1,020.97	4.28	.84
Class 2 — actual return	1,000.00	1,012.71	4.26	.84
Class 2 — assumed 5% return	1,000.00	1,020.97	4.28	.84
Class 4 — actual return	1,000.00	1,011.15	5.53	1.09
Class 4 — assumed 5% return	1,000.00	1,019.71	5.55	1.09

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,027.67	$2.66	.52%
Class 1 — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 1A — actual return	1,000.00	1,026.78	3.93	.77
Class 1A — assumed 5% return	1,000.00	1,021.32	3.92	.77
Class 2 — actual return	1,000.00	1,025.96	3.93	.77
Class 2 — assumed 5% return	1,000.00	1,021.32	3.92	.77
Class 3 — actual return	1,000.00	1,027.04	3.58	.70
Class 3 — assumed 5% return	1,000.00	1,021.68	3.57	.70
Class 4 — actual return	1,000.00	1,024.88	5.21	1.02
Class 4 — assumed 5% return	1,000.00	1,020.06	5.19	1.02

See end of tables for footnotes.

American Funds Insurance Series      209

	Beginning account value 7/1/2019	Ending account value 12/31/2019	Expenses paid during period[1]	Annualized expense ratio

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,010.94	$2.48	.49%
Class 1 — assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 1A — actual return	1,000.00	1,010.25	3.75	.74
Class 1A — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 2 — actual return	1,000.00	1,009.74	3.75	.74
Class 2 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 4 — actual return	1,000.00	1,008.46	5.01	.99
Class 4 — assumed 5% return	1,000.00	1,020.21	5.04	.99

Ultra-Short Bond Fund
Class 1 — actual return	$1,000.00	$1,008.13	$1.92	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 1A — actual return	1,000.00	1,008.13	2.08	.41
Class 1A — assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 2 — actual return	1,000.00	1,007.15	3.19	.63
Class 2 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 3 — actual return	1,000.00	1,007.58	2.88	.57
Class 3 — assumed 5% return	1,000.00	1,022.33	2.91	.57
Class 4 — actual return	1,000.00	1,006.17	4.45	.88
Class 4 — assumed 5% return	1,000.00	1,020.77	4.48	.88

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,009.49	$1.92	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 1A — actual return	1,000.00	1,008.69	3.19	.63
Class 1A — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 2 — actual return	1,000.00	1,008.33	3.19	.63
Class 2 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 3 — actual return	1,000.00	1,008.76	2.84	.56
Class 3 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 4 — actual return	1,000.00	1,007.70	4.45	.88
Class 4 — assumed 5% return	1,000.00	1,020.77	4.48	.88

210      American Funds Insurance Series

	Beginning account value 7/1/2019	Ending account value 12/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,093.69	$2.01	.38%	$3.85	.73%
Class P1 — assumed 5% return	1,000.00	1,023.29	1.94	.38	3.72	.73
Class P2 — actual return	1,000.00	1,092.56	3.32	.63	5.22	.99
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	5.04	.99

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,059.67	$1.71	.33%	$4.36	.84%
Class P1 — assumed 5% return	1,000.00	1,023.54	1.68	.33	4.28	.84
Class P2 — actual return	1,000.00	1,058.14	3.32	.64	5.91	1.14
Class P2 — assumed 5% return	1,000.00	1,021.98	3.26	.64	5.80	1.14

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,070.42	$1.77	.34%	$3.86	.74%
Class P1 — assumed 5% return	1,000.00	1,023.49	1.73	.34	3.77	.74
Class P2 — actual return	1,000.00	1,069.12	3.34	.64	5.42	1.04
Class P2 — assumed 5% return	1,000.00	1,021.98	3.26	.64	5.30	1.04

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,069.78	$1.88	.36%	$3.50	.67%
Class P1 — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.41	.67
Class P2 — actual return	1,000.00	1,068.16	3.18	.61	4.80	.92
Class P2 — assumed 5% return	1,000.00	1,022.13	3.11	.61	4.69	.92

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,077.11	$1.88	.36%	$3.40	.65%
Class P1 — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.31	.65
Class P2 — actual return	1,000.00	1,075.10	3.19	.61	4.71	.90
Class P2 — assumed 5% return	1,000.00	1,022.13	3.11	.61	4.58	.90

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series      211

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

212      American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series      213

This page intentionally left blank.

214      American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series      215

This page intentionally left blank.

216      American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series      217

This page intentionally left blank.

218      American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series      219

This page intentionally left blank.

220      American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series      221

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

William H. Baribault, 1945	2009	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation

James G. Ellis, 1947	2010	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation

Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None

Mary Davis Holt, 1950	2015–2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None

R. Clark Hooper, 1946	2010	Private investor	89	None

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.

Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None

Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 1960 Co-President	1998	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company;[6] Director, Capital Research and Management Company	35	None

Michael C. Gitlin, 1970	2019	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

222      American Funds Insurance Series

Board of trustees and other officers (continued)

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 1960 Co-President	1998	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company;[6] Director, The Capital Group Companies, Inc.[6]

Maria Manotok, 1974 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.;[6] Director, Capital Group Investment Management Limited[6]

John H. Smet, 1956 Senior Vice President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company

Martin Jacobs, 1962 Vice President	2016	Partner — Capital Research Global Investors, Capital Research and Management Company

Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Chairman and Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company;[6] Director, The Capital Group Companies, Inc.[6]

Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company

Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Dylan Yolles, 1969 Vice President	2012	Partner — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company

Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company

Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company

Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]

This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.

[4]

The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).

[5]

All of the trustees and/or officers listed, with the exception of Martin Jacobs, Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series      223

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

224      American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

Complete December 31, 2019, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2020, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success	The Capital System	American Funds Insurance Series superior outcomes

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2020.
[2]

Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2019. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGEARX-998-0220P

Item 2.     Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended December 31, 2019, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”). During the fiscal year ended December 31, 2019, however, the Code has been amended to reflect changes to the titles of the covered officers.

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.     Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2018	2019
(a) Audit Fees	$105,019	$108,167
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$60,895	$52,197
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2018	2019
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$328,928	$87,316

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2018 and 2019 were $452,746 and $149,215, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal-half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 9, 2020